Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	PROFUNDS
Central Index Key	0001039803
Amendment Flag	false
Document Creation Date	Apr 26, 2013
Document Effective Date	Apr 26, 2013
Prospectus Date	May 1, 2013

PROFUND VP BULL
ProFund VP Bull
Investment Objective
ProFund VP Bull (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP BULL ProFund VP Bull
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.84%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.84%
Fee Waivers/Reimbursements	[1]	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP BULL ProFund VP Bull	171	563	981	2,145

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 35% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability. As of January 31, 2013, the Index included companies with capitalizations between $1.8 billion and $427.7 billion. The average capitalization of the companies comprising the Index was approximately $28.3 billion. The Index is published under the Bloomberg ticker symbol “SPX.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 06/30/2009): 15.34%; Worst Quarter (ended 12/31/2008): -22.35%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP BULL		One Year	Five Years	Ten Years	Inception Date
ProFund VP Bull		13.89%	(0.13%)	5.09%	May 1, 2001
S&P 500��	[1]	16.00%	1.66%	7.10%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP BULL
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Bull
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Bull (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 35% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability. As of January 31, 2013, the Index included companies with capitalizations between $1.8 billion and $427.7 billion. The average capitalization of the companies comprising the Index was approximately $28.3 billion. The Index is published under the Bloomberg ticker symbol “SPX.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2009): 15.34%; Worst Quarter (ended 12/31/2008): -22.35%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP BULL | ProFund VP Bull
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.84%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	563
5 Years	rr_ExpenseExampleYear05	981
10 Years	rr_ExpenseExampleYear10	2,145
2003	rr_AnnualReturn2003	25.59%
2004	rr_AnnualReturn2004	8.83%
2005	rr_AnnualReturn2005	2.74%
2006	rr_AnnualReturn2006	13.66%
2007	rr_AnnualReturn2007	3.55%
2008	rr_AnnualReturn2008	(37.67%)
2009	rr_AnnualReturn2009	24.34%
2010	rr_AnnualReturn2010	12.58%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	13.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.35%)
One Year	rr_AverageAnnualReturnYear01	13.89%
Five Years	rr_AverageAnnualReturnYear05	(0.13%)
Ten Years	rr_AverageAnnualReturnYear10	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2001
PROFUND VP BULL | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP MID-CAP
ProFund VP Mid-Cap
Investment Objective
ProFund VP Mid-Cap (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP MID-CAP ProFund VP Mid-Cap
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.81%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.81%
Fee Waivers/Reimbursements	[1]	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP MID-CAP ProFund VP Mid-Cap	171	557	968	2,116

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of January 31, 2013, the Index included companies with capitalizations between $473.8 million and $16.7 billion. The average capitalization of the companies comprising the Index was approximately $3.3 billion. The Index is published under the Bloomberg ticker symbol “MID.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 09/30/2009): 19.16%; Worst Quarter (ended 12/31/2008): -26.38%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP MID-CAP		One Year	Five Years	Since Inception	Inception Date
ProFund VP Mid-Cap		15.54%	2.38%	2.04%	Aug 31, 2007
S&P MidCap 400��	[1]	17.88%	5.15%	4.79%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP MID-CAP
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Mid-Cap
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Mid-Cap (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of January 31, 2013, the Index included companies with capitalizations between $473.8 million and $16.7 billion. The average capitalization of the companies comprising the Index was approximately $3.3 billion. The Index is published under the Bloomberg ticker symbol “MID.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 09/30/2009): 19.16%; Worst Quarter (ended 12/31/2008): -26.38%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
PROFUND VP MID-CAP | ProFund VP Mid-Cap
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.81%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	557
5 Years	rr_ExpenseExampleYear05	968
10 Years	rr_ExpenseExampleYear10	2,116
2008	rr_AnnualReturn2008	(38.37%)
2009	rr_AnnualReturn2009	32.88%
2010	rr_AnnualReturn2010	24.05%
2011	rr_AnnualReturn2011	(4.18%)
2012	rr_AnnualReturn2012	15.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.38%)
One Year	rr_AverageAnnualReturnYear01	15.54%
Five Years	rr_AverageAnnualReturnYear05	2.38%
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
PROFUND VP MID-CAP | S&P MidCap 400��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.88%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.15%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

PROFUND VP SMALL-CAP
ProFund VP Small-Cap
Investment Objective
The ProFund VP Small-Cap (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP SMALL-CAP ProFund VP Small-Cap
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.98%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.99%
Fee Waivers/Reimbursements	[2]	(0.30%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.69%
[1]	"Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements. Therefore, the amounts listed in the "Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements" will differ from those presented in the Fund's Financial Highlights.
[2]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding Acquired Fund Fees and Expenses), as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP SMALL-CAP ProFund VP Small-Cap	172	595	1,045	2,293

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 29% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index, or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. As of January 31, 2013, the Index included companies with capitalizations between $43.0 million and $5.2 billion. The average capitalization of the companies comprising the Index was approximately $783.9 million. The Index is published under the Bloomberg ticker symbol “RTY.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 06/30/2003): 21.54%; Worst Quarter (ended 12/31/2008): -27.57%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP SMALL-CAP		One Year	Five Years	Ten Years	Inception Date
ProFund VP Small-Cap		14.75%	1.93%	7.78%	May 1, 2001
Russell 2000�� Index	[1]	16.35%	3.56%	9.72%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP SMALL-CAP
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Small-Cap
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ProFund VP Small-Cap (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 29% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are not directly borne by the Fund and are not reflected in the Fund’s Financial Statements. Therefore, the amounts listed in the “Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements” will differ from those presented in the Fund’s Financial Highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index, or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. As of January 31, 2013, the Index included companies with capitalizations between $43.0 million and $5.2 billion. The average capitalization of the companies comprising the Index was approximately $783.9 million. The Index is published under the Bloomberg ticker symbol “RTY.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2003): 21.54%; Worst Quarter (ended 12/31/2008): -27.57%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP SMALL-CAP | ProFund VP Small-Cap
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.99%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.69%
1 Year	rr_ExpenseExampleYear01	172
3 Years	rr_ExpenseExampleYear03	595
5 Years	rr_ExpenseExampleYear05	1,045
10 Years	rr_ExpenseExampleYear10	2,293
2003	rr_AnnualReturn2003	42.75%
2004	rr_AnnualReturn2004	16.74%
2005	rr_AnnualReturn2005	2.81%
2006	rr_AnnualReturn2006	14.75%
2007	rr_AnnualReturn2007	(2.21%)
2008	rr_AnnualReturn2008	(35.44%)
2009	rr_AnnualReturn2009	26.07%
2010	rr_AnnualReturn2010	24.79%
2011	rr_AnnualReturn2011	(5.65%)
2012	rr_AnnualReturn2012	14.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.57%)
One Year	rr_AverageAnnualReturnYear01	14.75%
Five Years	rr_AverageAnnualReturnYear05	1.93%
Ten Years	rr_AverageAnnualReturnYear10	7.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2001
PROFUND VP SMALL-CAP | Russell 2000�� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.35%	[3]
Five Years	rr_AverageAnnualReturnYear05	3.56%	[3]
Ten Years	rr_AverageAnnualReturnYear10	9.72%	[3]

[1]	"Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements. Therefore, the amounts listed in the "Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements" will differ from those presented in the Fund's Financial Highlights.
[2]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding Acquired Fund Fees and Expenses), as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP DOW 30
ProFund VP Dow 30
Investment Objective
ProFund VP Dow 30 (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Industrial Average (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP DOW 30 ProFund VP Dow 30
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.78%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.78%
Fee Waivers/Reimbursements	[1]	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP DOW 30 ProFund VP Dow 30	171	551	955	2,086

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria; except that, components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, be of interest to a large number of investors and accurately represent the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks; instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates the replacement of one component, the entire index is reviewed. As of January 31, 2013, the Index included companies with capitalizations between $9.4 billion and $410.2 billion. The average capitalization of the companies comprising the Index was approximately $136.9 billion. The Index is published under the Bloomberg ticker symbol “INDU.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 09/30/2009): 15.21%; Worst Quarter (ended 12/31/2008): -23.31%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP DOW 30		One Year	Five Years	Since Inception	Inception Date
ProFund VP Dow 30		6.83%	(1.88%)	2.42%	May 1, 2006
Dow Jones Industrial Average	[1]	10.24%	2.62%	4.99%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP DOW 30
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Dow 30
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Dow 30 (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Industrial Average (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria; except that, components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, be of interest to a large number of investors and accurately represent the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks; instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates the replacement of one component, the entire index is reviewed. As of January 31, 2013, the Index included companies with capitalizations between $9.4 billion and $410.2 billion. The average capitalization of the companies comprising the Index was approximately $136.9 billion. The Index is published under the Bloomberg ticker symbol “INDU.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 09/30/2009): 15.21%; Worst Quarter (ended 12/31/2008): -23.31%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
PROFUND VP DOW 30 | ProFund VP Dow 30
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.78%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	955
10 Years	rr_ExpenseExampleYear10	2,086
2007	rr_AnnualReturn2007	12.94%
2008	rr_AnnualReturn2008	(36.73%)
2009	rr_AnnualReturn2009	18.38%
2010	rr_AnnualReturn2010	10.21%
2011	rr_AnnualReturn2011	3.85%
2012	rr_AnnualReturn2012	6.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.31%)
One Year	rr_AverageAnnualReturnYear01	6.83%
Five Years	rr_AverageAnnualReturnYear05	(1.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
PROFUND VP DOW 30 | Dow Jones Industrial Average
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.24%	[2]
Five Years	rr_AverageAnnualReturnYear05	2.62%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

PROFUND VP NASDAQ-100
ProFund VP NASDAQ-100
Investment Objective
ProFund VP NASDAQ-100 (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP NASDAQ-100 ProFund VP NASDAQ-100
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.82%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.82%
Fee Waivers/Reimbursements	[1]	(0.14%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP NASDAQ-100 ProFund VP NASDAQ-100	171	559	972	2,126

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 7% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index, a modified market capitalization weighted index, includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market. As of January 31, 2013, the Index included companies with capitalizations between $1.9 billion and $427.7 billion. The average capitalization of the companies comprising the Index was approximately $34.1 billion. The Index is published under the Bloomberg ticker symbol “NDX.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the telecommunications and the technology industry groups, which comprised approximately 30% and 46%, respectively, of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industry as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 03/31/2012): 20.74%; Worst Quarter (ended 12/31/2008): -24.26%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP NASDAQ-100		One Year	Five Years	Ten Years	Inception Date
ProFund VP NASDAQ-100		16.23%	4.04%	9.21%	Jan 22, 2001
NASDAQ-100�� Index	[1]	18.35%	5.89%	11.12%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP NASDAQ-100
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP NASDAQ-100
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP NASDAQ-100 (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 7% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index, a modified market capitalization weighted index, includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market. As of January 31, 2013, the Index included companies with capitalizations between $1.9 billion and $427.7 billion. The average capitalization of the companies comprising the Index was approximately $34.1 billion. The Index is published under the Bloomberg ticker symbol “NDX.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the telecommunications and the technology industry groups, which comprised approximately 30% and 46%, respectively, of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industry as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 03/31/2012): 20.74%; Worst Quarter (ended 12/31/2008): -24.26%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP NASDAQ-100 | ProFund VP NASDAQ-100
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.82%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	559
5 Years	rr_ExpenseExampleYear05	972
10 Years	rr_ExpenseExampleYear10	2,126
2003	rr_AnnualReturn2003	46.75%
2004	rr_AnnualReturn2004	8.53%
2005	rr_AnnualReturn2005	0.18%
2006	rr_AnnualReturn2006	5.46%
2007	rr_AnnualReturn2007	17.62%
2008	rr_AnnualReturn2008	(42.48%)
2009	rr_AnnualReturn2009	52.01%
2010	rr_AnnualReturn2010	18.24%
2011	rr_AnnualReturn2011	1.45%
2012	rr_AnnualReturn2012	16.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.26%)
One Year	rr_AverageAnnualReturnYear01	16.23%
Five Years	rr_AverageAnnualReturnYear05	4.04%
Ten Years	rr_AverageAnnualReturnYear10	9.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 22, 2001
PROFUND VP NASDAQ-100 | NASDAQ-100�� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.35%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.89%	[2]
Ten Years	rr_AverageAnnualReturnYear10	11.12%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP LARGE-CAP VALUE
ProFund VP Large-Cap Value
Investment Objective
ProFund VP Large-Cap Value (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP LARGE-CAP VALUE ProFund VP Large-Cap Value
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.93%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.93%
Fee Waivers/Reimbursements	[1]	(0.25%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP LARGE-CAP VALUE ProFund VP Large-Cap Value	171	582	1,019	2,234

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 212% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum. As of January 31, 2013, the Index included companies with capitalizations between $1.8 billion and $410.2 billion. The average capitalization of the companies comprising the Index was approximately $26.4 billion. The Index is published under the Bloomberg ticker symbol “SVX.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Value Investing Risk — Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued by the relevant index methodology may actually be appropriately priced or overvalued.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 09/30/2009): 17.54%; Worst Quarter (ended 12/31/2008): -24.28%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP LARGE-CAP VALUE		One Year	Five Years	Since Inception	Inception Date
ProFund VP Large-Cap Value		15.42%	(1.76%)	2.63%	May 3, 2004
S&P 500�� Value Index	[1]	17.68%	(0.15%)	4.57%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP LARGE-CAP VALUE
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Large-Cap Value
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Large-Cap Value (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 212% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	212.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum. As of January 31, 2013, the Index included companies with capitalizations between $1.8 billion and $410.2 billion. The average capitalization of the companies comprising the Index was approximately $26.4 billion. The Index is published under the Bloomberg ticker symbol “SVX.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Value Investing Risk — Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued by the relevant index methodology may actually be appropriately priced or overvalued.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 09/30/2009): 17.54%; Worst Quarter (ended 12/31/2008): -24.28%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of the Index.
PROFUND VP LARGE-CAP VALUE | ProFund VP Large-Cap Value
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.93%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	1,019
10 Years	rr_ExpenseExampleYear10	2,234
2005	rr_AnnualReturn2005	3.21%
2006	rr_AnnualReturn2006	18.67%
2007	rr_AnnualReturn2007	0.15%
2008	rr_AnnualReturn2008	(40.46%)
2009	rr_AnnualReturn2009	19.47%
2010	rr_AnnualReturn2010	12.89%
2011	rr_AnnualReturn2011	(1.28%)
2012	rr_AnnualReturn2012	15.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.28%)
One Year	rr_AverageAnnualReturnYear01	15.42%
Five Years	rr_AverageAnnualReturnYear05	(1.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
PROFUND VP LARGE-CAP VALUE | S&P 500�� Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.68%	[2]
Five Years	rr_AverageAnnualReturnYear05	(0.15%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of the Index.

PROFUND VP LARGE-CAP GROWTH
ProFund VP Large-Cap Growth
Investment Objective
ProFund VP Large-Cap Growth (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP LARGE-CAP GROWTH ProFund VP Large-Cap Growth
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.86%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.86%
Fee Waivers/Reimbursements	[1]	(0.18%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP LARGE-CAP GROWTH ProFund VP Large-Cap Growth	171	567	989	2,165

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 177% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the growth end of the growth-value spectrum. As of January 31, 2013, the Index included companies with capitalizations between $2.4 billion and $427.7 billion. The average capitalization of the companies comprising the Index was approximately $32.0 billion. The Index is published under the Bloomberg ticker symbol “SGX.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the consumer goods industry group, which comprised approximately 28% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods that could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 06/30/2009): 14.12%; Worst Quarter (ended 12/31/2008): -20.12%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP LARGE-CAP GROWTH		One Year	Five Years	Since Inception	Inception Date
ProFund VP Large-Cap Growth		12.72%	1.94%	3.66%	May 3, 2004
S&P 500�� Growth Index	[1]	14.61%	3.39%	5.38%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP LARGE-CAP GROWTH
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Large-Cap Growth
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Large-Cap Growth (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 177% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	177.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the growth end of the growth-value spectrum. As of January 31, 2013, the Index included companies with capitalizations between $2.4 billion and $427.7 billion. The average capitalization of the companies comprising the Index was approximately $32.0 billion. The Index is published under the Bloomberg ticker symbol “SGX.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the consumer goods industry group, which comprised approximately 28% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods that could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2009): 14.12%; Worst Quarter (ended 12/31/2008): -20.12%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of the Index.
PROFUND VP LARGE-CAP GROWTH | ProFund VP Large-Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.86%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	567
5 Years	rr_ExpenseExampleYear05	989
10 Years	rr_ExpenseExampleYear10	2,165
2005	rr_AnnualReturn2005	0.90%
2006	rr_AnnualReturn2006	9.06%
2007	rr_AnnualReturn2007	6.96%
2008	rr_AnnualReturn2008	(35.52%)
2009	rr_AnnualReturn2009	29.73%
2010	rr_AnnualReturn2010	13.18%
2011	rr_AnnualReturn2011	3.13%
2012	rr_AnnualReturn2012	12.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.12%)
One Year	rr_AverageAnnualReturnYear01	12.72%
Five Years	rr_AverageAnnualReturnYear05	1.94%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
PROFUND VP LARGE-CAP GROWTH | S&P 500�� Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.61%	[2]
Five Years	rr_AverageAnnualReturnYear05	3.39%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of the Index.

PROFUND VP MID-CAP VALUE
ProFund VP Mid-Cap Value
Investment Objective
ProFund VP Mid-Cap Value (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP MID-CAP VALUE ProFund VP Mid-Cap Value
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.91%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.93%
Fee Waivers/Reimbursements	[2]	(0.23%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.70%
[1]	"Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements. Therefore, the amounts listed in the "Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements" will differ from those presented in the Fund's Financial Highlights.
[2]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding Acquired Fund Fees and Expenses), as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP MID-CAP VALUE ProFund VP Mid-Cap Value	173	584	1,021	2,235

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 250% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the value end of the growth-value spectrum. As of January 31, 2013, the Index included companies with capitalizations between $473.8 million and $10.2 billion. The average capitalization of the companies comprising the Index was approximately $3.0 billion. The Index is published under the Bloomberg ticker symbol “MIDV.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the financial services industry group, which comprised approximately 27% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Value Investing Risk — Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued by the relevant index methodology may actually be appropriately priced or overvalued.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 09/30/2009): 20.73%; Worst Quarter (ended 12/31/2008): -25.89%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP MID-CAP VALUE		One Year	Five Years	Ten Years	Inception Date
ProFund VP Mid-Cap Value		16.57%	2.38%	8.13%	May 1, 2002
S&P MidCap 400�� Value Index	[1]	18.53%	4.34%	10.46%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP MID-CAP VALUE
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Mid-Cap Value
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Mid-Cap Value (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 250% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	250.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are not directly borne by the Fund and are not reflected in the Fund’s Financial Statements. Therefore, the amounts listed in the “Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements” will differ from those presented in the Fund’s Financial Highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “value” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the value end of the growth-value spectrum. As of January 31, 2013, the Index included companies with capitalizations between $473.8 million and $10.2 billion. The average capitalization of the companies comprising the Index was approximately $3.0 billion. The Index is published under the Bloomberg ticker symbol “MIDV.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the financial services industry group, which comprised approximately 27% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Value Investing Risk — Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued by the relevant index methodology may actually be appropriately priced or overvalued.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 09/30/2009): 20.73%; Worst Quarter (ended 12/31/2008): -25.89%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP MID-CAP VALUE | ProFund VP Mid-Cap Value
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.93%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.70%
1 Year	rr_ExpenseExampleYear01	173
3 Years	rr_ExpenseExampleYear03	584
5 Years	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	2,235
2003	rr_AnnualReturn2003	35.74%
2004	rr_AnnualReturn2004	15.96%
2005	rr_AnnualReturn2005	8.84%
2006	rr_AnnualReturn2006	12.30%
2007	rr_AnnualReturn2007	0.97%
2008	rr_AnnualReturn2008	(36.29%)
2009	rr_AnnualReturn2009	30.87%
2010	rr_AnnualReturn2010	20.45%
2011	rr_AnnualReturn2011	(3.92%)
2012	rr_AnnualReturn2012	16.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.89%)
One Year	rr_AverageAnnualReturnYear01	16.57%
Five Years	rr_AverageAnnualReturnYear05	2.38%
Ten Years	rr_AverageAnnualReturnYear10	8.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
PROFUND VP MID-CAP VALUE | S&P MidCap 400�� Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.53%	[3]
Five Years	rr_AverageAnnualReturnYear05	4.34%	[3]
Ten Years	rr_AverageAnnualReturnYear10	10.46%	[3]

[1]	"Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements. Therefore, the amounts listed in the "Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements" will differ from those presented in the Fund's Financial Highlights.
[2]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding Acquired Fund Fees and Expenses), as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP MID-CAP GROWTH
ProFund VP Mid-Cap Growth
Investment Objective
ProFund VP Mid-Cap Growth (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP MID-CAP GROWTH ProFund VP Mid-Cap Growth
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.87%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.87%
Fee Waivers/Reimbursements	[1]	(0.19%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP MID-CAP GROWTH ProFund VP Mid-Cap Growth	171	569	993	2,175

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 212% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the growth end of the growth-value spectrum. As of January 31, 2013, the Index included companies with capitalizations between $473.8 million and $16.7 billion. The average capitalization of the companies comprising the Index was approximately $3.9 billion. The Index is published under the Bloomberg ticker symbol “MIDG.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 06/30/2009): 18.00%; Worst Quarter (ended 12/31/2008): -26.38%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP MID-CAP GROWTH		One Year	Five Years	Ten Years	Inception Date
ProFund VP Mid-Cap Growth		15.38%	4.02%	8.38%	May 1, 2002
S&P MidCap 400�� Growth Index	[1]	17.27%	5.95%	10.52%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP MID-CAP GROWTH
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Mid-Cap Growth
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Mid-Cap Growth (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 212% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	212.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400 that have been identified as being on the growth end of the growth-value spectrum. As of January 31, 2013, the Index included companies with capitalizations between $473.8 million and $16.7 billion. The average capitalization of the companies comprising the Index was approximately $3.9 billion. The Index is published under the Bloomberg ticker symbol “MIDG.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2009): 18.00%; Worst Quarter (ended 12/31/2008): -26.38%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP MID-CAP GROWTH | ProFund VP Mid-Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.87%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	569
5 Years	rr_ExpenseExampleYear05	993
10 Years	rr_ExpenseExampleYear10	2,175
2003	rr_AnnualReturn2003	27.91%
2004	rr_AnnualReturn2004	11.08%
2005	rr_AnnualReturn2005	11.22%
2006	rr_AnnualReturn2006	3.98%
2007	rr_AnnualReturn2007	11.74%
2008	rr_AnnualReturn2008	(38.81%)
2009	rr_AnnualReturn2009	38.32%
2010	rr_AnnualReturn2010	28.42%
2011	rr_AnnualReturn2011	(2.89%)
2012	rr_AnnualReturn2012	15.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.38%)
One Year	rr_AverageAnnualReturnYear01	15.38%
Five Years	rr_AverageAnnualReturnYear05	4.02%
Ten Years	rr_AverageAnnualReturnYear10	8.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
PROFUND VP MID-CAP GROWTH | S&P MidCap 400�� Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.27%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.95%	[2]
Ten Years	rr_AverageAnnualReturnYear10	10.52%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP SMALL-CAP VALUE
ProFund VP Small-Cap Value
Investment Objective
ProFund VP Small-Cap Value (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP SMALL-CAP VALUE ProFund VP Small-Cap Value
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.99%
Acquired Fund Fees and Expenses	[1]	0.06%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		2.05%
Fee Waivers/Reimbursements	[2]	(0.31%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.74%
[1]	"Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements. Therefore, the amounts listed in the "Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements" will differ from those presented in the Fund's Financial Highlights.
[2]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding Acquired Fund Fees and Expenses), as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP SMALL-CAP VALUE ProFund VP Small-Cap Value	177	613	1,075	2,355

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 257% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the value end of the growth-value spectrum. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float. As of January 31, 2013, the Index included companies with capitalizations between $88.7 million and $3.7 billion. The average capitalization of the companies comprising the Index was approximately $894.9 million. The Index is published under the Bloomberg ticker symbol “SMLV.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Value Investing Risk — Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued by the relevant index methodology may actually be appropriately priced or overvalued.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 06/30/2003): 21.33%; Worst Quarter (ended 12/31/2008): -24.82%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP SMALL-CAP VALUE		One Year	Five Years	Ten Years	Inception Date
ProFund VP Small-Cap Value		16.16%	2.57%	7.60%	May 1, 2002
S&P SmallCap 600�� Value Index	[1]	21.64%	6.73%	10.71%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP SMALL-CAP VALUE
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Small-Cap Value
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Small-Cap Value (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 257% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	257.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are not directly borne by the Fund and are not reflected in the Fund’s Financial Statements. Therefore, the amounts listed in the “Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements” will differ from those presented in the Fund’s Financial Highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “value” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the value end of the growth-value spectrum. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float. As of January 31, 2013, the Index included companies with capitalizations between $88.7 million and $3.7 billion. The average capitalization of the companies comprising the Index was approximately $894.9 million. The Index is published under the Bloomberg ticker symbol “SMLV.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Value Investing Risk — Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock deemed to be undervalued by the relevant index methodology may actually be appropriately priced or overvalued.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2003): 21.33%; Worst Quarter (ended 12/31/2008): -24.82%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP SMALL-CAP VALUE | ProFund VP Small-Cap Value
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.05%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.74%
1 Year	rr_ExpenseExampleYear01	177
3 Years	rr_ExpenseExampleYear03	613
5 Years	rr_ExpenseExampleYear05	1,075
10 Years	rr_ExpenseExampleYear10	2,355
2003	rr_AnnualReturn2003	34.68%
2004	rr_AnnualReturn2004	20.12%
2005	rr_AnnualReturn2005	4.00%
2006	rr_AnnualReturn2006	17.43%
2007	rr_AnnualReturn2007	(7.22%)
2008	rr_AnnualReturn2008	(30.68%)
2009	rr_AnnualReturn2009	20.40%
2010	rr_AnnualReturn2010	22.10%
2011	rr_AnnualReturn2011	(4.10%)
2012	rr_AnnualReturn2012	16.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.82%)
One Year	rr_AverageAnnualReturnYear01	16.16%
Five Years	rr_AverageAnnualReturnYear05	2.57%
Ten Years	rr_AverageAnnualReturnYear10	7.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
PROFUND VP SMALL-CAP VALUE | S&P SmallCap 600�� Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.64%	[3]
Five Years	rr_AverageAnnualReturnYear05	6.73%	[3]
Ten Years	rr_AverageAnnualReturnYear10	10.71%	[3]

[1]	"Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements. Therefore, the amounts listed in the "Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements" will differ from those presented in the Fund's Financial Highlights.
[2]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding Acquired Fund Fees and Expenses), as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP SMALL-CAP GROWTH
ProFund VP Small-Cap Growth
Investment Objective
ProFund VP Small-Cap Growth (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P Small Cap 600® Growth Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP SMALL-CAP GROWTH ProFund VP Small-Cap Growth
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.89%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.89%
Fee Waivers/Reimbursements	[2]	(0.21%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	"Acquired Fund Fees and Expenses" for the fiscal year end December 31, 2012 were less than 0.01% and are included in "Other Expenses."
[2]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP SMALL-CAP GROWTH ProFund VP Small-Cap Growth	171	574	1,002	2,195

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 163% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the growth end of the growth-value spectrum. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float. As of January 31, 2013, the Index included companies with capitalizations between $113.5 million and $3.7 billion. The average capitalization of the companies comprising the Index was approximately $1.1 billion. The Index is published under the Bloomberg ticker symbol “SMLG.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 06/30/2009): 20.97%; Worst Quarter (ended 12/31/2008): -26.06%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP SMALL-CAP GROWTH		One Year	Five Years	Ten Years	Inception Date
ProFund VP Small-Cap Growth		12.48%	3.58%	8.84%	May 1, 2002
S&P SmallCap 600�� Growth Index	[1]	13.03%	7.11%	11.72%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP SMALL-CAP GROWTH
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Small-Cap Growth
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Small-Cap Growth (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the S&P Small Cap 600® Growth Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 163% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	163.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity “growth” performance. It is an unmanaged float-adjusted, market capitalization weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600 that have been identified as being on the growth end of the growth-value spectrum. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float. As of January 31, 2013, the Index included companies with capitalizations between $113.5 million and $3.7 billion. The average capitalization of the companies comprising the Index was approximately $1.1 billion. The Index is published under the Bloomberg ticker symbol “SMLG.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2009): 20.97%; Worst Quarter (ended 12/31/2008): -26.06%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP SMALL-CAP GROWTH | ProFund VP Small-Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.89%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.89%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	574
5 Years	rr_ExpenseExampleYear05	1,002
10 Years	rr_ExpenseExampleYear10	2,195
2003	rr_AnnualReturn2003	34.32%
2004	rr_AnnualReturn2004	19.80%
2005	rr_AnnualReturn2005	7.54%
2006	rr_AnnualReturn2006	8.65%
2007	rr_AnnualReturn2007	4.06%
2008	rr_AnnualReturn2008	(34.03%)
2009	rr_AnnualReturn2009	26.17%
2010	rr_AnnualReturn2010	25.72%
2011	rr_AnnualReturn2011	1.28%
2012	rr_AnnualReturn2012	12.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.06%)
One Year	rr_AverageAnnualReturnYear01	12.48%
Five Years	rr_AverageAnnualReturnYear05	3.58%
Ten Years	rr_AverageAnnualReturnYear10	8.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
PROFUND VP SMALL-CAP GROWTH | S&P SmallCap 600�� Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.03%	[3]
Five Years	rr_AverageAnnualReturnYear05	7.11%	[3]
Ten Years	rr_AverageAnnualReturnYear10	11.72%	[3]

[1]	"Acquired Fund Fees and Expenses" for the fiscal year end December 31, 2012 were less than 0.01% and are included in "Other Expenses."
[2]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP ASIA 30
ProFund VP Asia 30
Investment Objective
ProFund VP Asia 30 (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP ASIA 30 ProFund VP Asia 30
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.88%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.88%
Fee Waivers/Reimbursements	[1]	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP ASIA 30 ProFund VP Asia 30	171	571	998	2,185

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 111% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities and depositary receipts that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of companies whose principal offices are located in Asia and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of January 31, 2013, the ProFunds Asia 30 Index included companies with capitalizations between $300.8 million and $269.6 billion. The average capitalization of the companies comprising the Index was approximately $42.7 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
  American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
  Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities and/or depositary receipts based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or depositary receipts that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Exposure to Asian Investments Risk — The Fund is generally exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Asia (in particular, China). Such risks include, but are not limited to (i) political, economic, or social instability in certain countries in the region; (ii) a heightened risk of nationalization of companies or other forms of governmental market interference; (iii) exposure to less liquid and more volatile securities markets; (iv) natural disasters more likely to occur in particular Asian countries; (v) heightened exposure to foreign currency risks (e.g., restrictions on the flow of foreign currency, currency devaluations, and volatility in currency prices); (vi) long running border disputes and other conflicts among Asian countries; and (vii) a lack of publicly available information (as compared to many other countries).

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. For instance, recent issues associated with the euro may have adverse effects on non-U.S. investments generally and in currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may subject the Fund to increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Geographic Concentration Risk — Because the Fund focuses its investments only in Asia, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Asia and subject to the related risks.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk might be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 06/30/2009): 34.70%; Worst Quarter (ended 09/30/2011): -29.75%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP ASIA 30		One Year	Five Years	Ten Years	Inception Date
ProFund VP Asia 30		15.48%	(6.15%)	11.38%	May 1, 2002
MSCI AC Asia Pacific Free Excluding Japan Index	[1]	22.63%	0.64%	15.35%
ProFunds Asia 30 Index	[1]	16.03%	(5.70%)	11.43%
[1]	Reflects no deduction for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP ASIA 30
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Asia 30
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Asia 30 (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 111% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities and depositary receipts that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of companies whose principal offices are located in Asia and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of January 31, 2013, the ProFunds Asia 30 Index included companies with capitalizations between $300.8 million and $269.6 billion. The average capitalization of the companies comprising the Index was approximately $42.7 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
  American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
  Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities and/or depositary receipts based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or depositary receipts that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Exposure to Asian Investments Risk — The Fund is generally exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Asia (in particular, China). Such risks include, but are not limited to (i) political, economic, or social instability in certain countries in the region; (ii) a heightened risk of nationalization of companies or other forms of governmental market interference; (iii) exposure to less liquid and more volatile securities markets; (iv) natural disasters more likely to occur in particular Asian countries; (v) heightened exposure to foreign currency risks (e.g., restrictions on the flow of foreign currency, currency devaluations, and volatility in currency prices); (vi) long running border disputes and other conflicts among Asian countries; and (vii) a lack of publicly available information (as compared to many other countries).

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. For instance, recent issues associated with the euro may have adverse effects on non-U.S. investments generally and in currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may subject the Fund to increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Geographic Concentration Risk — Because the Fund focuses its investments only in Asia, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Asia and subject to the related risks.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk might be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk might be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2009): 34.70%; Worst Quarter (ended 09/30/2011): -29.75%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
PROFUND VP ASIA 30 | ProFund VP Asia 30
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.88%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	571
5 Years	rr_ExpenseExampleYear05	998
10 Years	rr_ExpenseExampleYear10	2,185
2003	rr_AnnualReturn2003	64.92%
2004	rr_AnnualReturn2004	(0.54%)
2005	rr_AnnualReturn2005	19.51%
2006	rr_AnnualReturn2006	39.29%
2007	rr_AnnualReturn2007	47.74%
2008	rr_AnnualReturn2008	(50.82%)
2009	rr_AnnualReturn2009	54.20%
2010	rr_AnnualReturn2010	13.91%
2011	rr_AnnualReturn2011	(27.00%)
2012	rr_AnnualReturn2012	15.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.75%)
One Year	rr_AverageAnnualReturnYear01	15.48%
Five Years	rr_AverageAnnualReturnYear05	(6.15%)
Ten Years	rr_AverageAnnualReturnYear10	11.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
PROFUND VP ASIA 30 | MSCI AC Asia Pacific Free Excluding Japan Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	22.63%	[2]
Five Years	rr_AverageAnnualReturnYear05	0.64%	[2]
Ten Years	rr_AverageAnnualReturnYear10	15.35%	[2]
PROFUND VP ASIA 30 | ProFunds Asia 30 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.03%	[2]
Five Years	rr_AverageAnnualReturnYear05	(5.70%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	11.43%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes.

PROFUND VP EUROPE 30
ProFund VP Europe 30
Investment Objective
ProFund VP Europe 30 (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP EUROPE 30 ProFund VP Europe 30
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.80%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.80%
Fee Waivers/Reimbursements	[1]	(0.12%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP EUROPE 30 ProFund VP Europe 30	171	555	964	2,106

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 91% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities and depositary receipts that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of January 31, 2013, the Index included companies with capitalizations between $6.2 billion and $229.2 billion. The average capitalization of the companies comprising the Index was approximately $87.4 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
  American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
  Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities and/or depositary receipts based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or depositary receipts that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and invest-ors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Exposure to European Investments Risk — The Economic and Monetary Union of the European Union (the “EU”) requires member countries to comply with restrictions on inflation rates, interest rates, deficits, debt levels and fiscal and monetary controls. As a result, each EU member country may be significantly affected by EU policies and may be highly dependent on the economies of its fellow members. The European financial markets have experienced significant volatility recently and several EU member countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several EU member countries have experienced credit rating downgrades, rising government debt levels and, for certain EU member countries (including Greece, Spain, Portugal, Ireland and Italy), weakness in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may have a significant adverse effect on the affected EU member country, issuers in the affected EU member country, the economies of other EU member countries, their trading partners or other European countries. Such events, or even the threat of such events, may cause the value of debt issued by issuers in such European countries to fall, in some cases drastically. These events may also cause continued volatility in the European financial markets. To the extent that the Fund’s assets are exposed to investments from issuers in EU member countries, their trading partners, or other European countries, these events may impact the performance of the Fund. Certain European countries are not members of the EU or may participate in the EU to varying degrees (the United Kingdom, for example, does not utilize the euro). Such countries are also subject to political, economic, regulatory and other risks of their own, which may be very different than those of the EU member countries discussed above.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. For instance, recent issues associated with the euro may have adverse effects on non-U.S. investments generally and in currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may subject the Fund to increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Geographic Concentration Risk — Because the Fund focuses its investments only in Europe, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Europe and subject to the related risks.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 06/30/2009): 25.85%; Worst Quarter (ended 09/30/2011): -22.78%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP EUROPE 30		One Year	Five Years	Ten Years	Inception Date
ProFund VP Europe 30		16.60%	(4.18%)	6.43%	Oct 18, 1999
Dow Jones STOXX 50 Index	[1]	20.22%	(8.37%)	6.46%
ProFunds Europe 30 Index	[1]	14.17%	(5.79%)	5.22%
[1]	Reflects no deduction for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP EUROPE 30
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Europe 30
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Europe 30 (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 91% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities and depositary receipts that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method. As of January 31, 2013, the Index included companies with capitalizations between $6.2 billion and $229.2 billion. The average capitalization of the companies comprising the Index was approximately $87.4 billion. The component companies of the Index are listed in an appendix to the Statement of Additional Information.

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
  American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
  Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities and/or depositary receipts based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or depositary receipts that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and invest-ors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Exposure to European Investments Risk — The Economic and Monetary Union of the European Union (the “EU”) requires member countries to comply with restrictions on inflation rates, interest rates, deficits, debt levels and fiscal and monetary controls. As a result, each EU member country may be significantly affected by EU policies and may be highly dependent on the economies of its fellow members. The European financial markets have experienced significant volatility recently and several EU member countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several EU member countries have experienced credit rating downgrades, rising government debt levels and, for certain EU member countries (including Greece, Spain, Portugal, Ireland and Italy), weakness in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may have a significant adverse effect on the affected EU member country, issuers in the affected EU member country, the economies of other EU member countries, their trading partners or other European countries. Such events, or even the threat of such events, may cause the value of debt issued by issuers in such European countries to fall, in some cases drastically. These events may also cause continued volatility in the European financial markets. To the extent that the Fund’s assets are exposed to investments from issuers in EU member countries, their trading partners, or other European countries, these events may impact the performance of the Fund. Certain European countries are not members of the EU or may participate in the EU to varying degrees (the United Kingdom, for example, does not utilize the euro). Such countries are also subject to political, economic, regulatory and other risks of their own, which may be very different than those of the EU member countries discussed above.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. For instance, recent issues associated with the euro may have adverse effects on non-U.S. investments generally and in currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may subject the Fund to increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Geographic Concentration Risk — Because the Fund focuses its investments only in Europe, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Europe and subject to the related risks.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2009): 25.85%; Worst Quarter (ended 09/30/2011): -22.78%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
PROFUND VP EUROPE 30 | ProFund VP Europe 30
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.80%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	555
5 Years	rr_ExpenseExampleYear05	964
10 Years	rr_ExpenseExampleYear10	2,106
2003	rr_AnnualReturn2003	38.73%
2004	rr_AnnualReturn2004	14.32%
2005	rr_AnnualReturn2005	8.09%
2006	rr_AnnualReturn2006	17.51%
2007	rr_AnnualReturn2007	14.58%
2008	rr_AnnualReturn2008	(44.00%)
2009	rr_AnnualReturn2009	32.30%
2010	rr_AnnualReturn2010	2.63%
2011	rr_AnnualReturn2011	(8.88%)
2012	rr_AnnualReturn2012	16.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.78%)
One Year	rr_AverageAnnualReturnYear01	16.60%
Five Years	rr_AverageAnnualReturnYear05	(4.18%)
Ten Years	rr_AverageAnnualReturnYear10	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 1999
PROFUND VP EUROPE 30 | Dow Jones STOXX 50 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.22%	[2]
Five Years	rr_AverageAnnualReturnYear05	(8.37%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	6.46%	[2]
PROFUND VP EUROPE 30 | ProFunds Europe 30 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.17%	[2]
Five Years	rr_AverageAnnualReturnYear05	(5.79%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	5.22%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes.

PROFUND VP INTERNATIONAL
ProFund VP International
Investment Objective
ProFund VP International (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the MSCI EAFE Index (the “Index”).

The Fund determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of MSCI EAFE futures contracts traded in the United States.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP INTERNATIONAL ProFund VP International
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.83%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.83%
Fee Waivers/Reimbursements	[1]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP INTERNATIONAL ProFund VP International	171	561	976	2,136

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of January 31, 2013, the Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of January 31, 2013, the Index included companies with capitalizations between $615.4 million and $226.3 billion. The average capitalization of the companies comprising the Index was approximately $12.6 billion. The Index is published under the Bloomberg ticker symbol “MXEA.”

Because of differences in trading hours between U.S. and foreign markets and because the level of the Index may be determined using prices obtained at times other than the Fund’s NAV calculation time, correlation to the Index will generally be measured by comparing the daily change in the Fund’s NAV per share to the performance of one or more U.S. exchange-traded securities or financial instruments that reflect the values of the securities underlying the Index as of the Fund’s NAV calculation time. Due to the above, the percentage change of the Fund’s NAV per share each day may differ, perhaps significantly, from the percentage change of the Index on such day.

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the financial services industry group, which comprised approximately 25% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Exposure to Asian Investments Risk — The Fund is generally exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Asia. Such risks include, but are not limited to (i) political, economic, or social instability in certain countries in the region; (ii) a heightened risk of nationalization of companies or other forms of governmental market interference; (iii) exposure to less liquid and more volatile securities markets; (iv) natural disasters more likely to occur in particular Asian countries; (v) heightened exposure to foreign currency risks (e.g., restrictions on the flow of foreign currency, currency devaluations, and volatility in currency prices); and (vi) long running border disputes and other conflicts among Asian countries.

Exposure to European Investments Risk — The Economic and Monetary Union of the European Union (the “EU”) requires member countries to comply with restrictions on inflation rates, interest rates, deficits, debt levels and fiscal and monetary controls. As a result, each EU member country may be significantly affected by EU policies and may be highly dependent on the economies of its fellow members. The European financial markets have experienced significant volatility recently and several EU member countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several EU member countries have experienced credit rating downgrades, rising government debt levels and, for certain EU member countries (including Greece, Spain, Portugal, Ireland and Italy), weakness in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may have a significant adverse effect on the affected EU member country, issuers in the affected EU member country, the economies of other EU member countries, their trading partners or other European countries. Such events, or even the threat of such events, may cause the value of debt issued by issuers in such European countries to fall, in some cases drastically. These events may also cause continued volatility in the European financial markets. To the extent that the Fund’s assets are exposed to investments from issuers in EU member countries, their trading partners, or other European countries, these events may impact the performance of the Fund. Certain European countries are not members of the EU or may participate in the EU to varying degrees (the United Kingdom, for example, does not utilize the euro). Such countries are also subject to political, economic, regulatory and other risks of their own, which may be very different than those of the EU member countries discussed above.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. For instance, recent issues associated with the euro may have adverse effects on non-U.S. investments generally and in currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may subject the Fund to increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses which usually increase in economic downturns; the severe competition to which banks and insurance companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Risk — In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio assets that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the performance of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31

Best Quarter (ended 06/30/2009): 23.53%; Worst Quarter (ended 12/31/2008): -21.41%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP INTERNATIONAL		One Year	Five Years	Since Inception	Inception Date
ProFund VP International		15.93%	(5.80%)	(5.04%)	Aug 31, 2007
MSCI EAFE Index	[1]	17.90%	(3.21%)	(2.38%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP INTERNATIONAL
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP International
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP International (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the MSCI EAFE Index (the “Index”).

		The Fund determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of MSCI EAFE futures contracts traded in the United States.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of January 31, 2013, the Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of January 31, 2013, the Index included companies with capitalizations between $615.4 million and $226.3 billion. The average capitalization of the companies comprising the Index was approximately $12.6 billion. The Index is published under the Bloomberg ticker symbol “MXEA.”

Because of differences in trading hours between U.S. and foreign markets and because the level of the Index may be determined using prices obtained at times other than the Fund’s NAV calculation time, correlation to the Index will generally be measured by comparing the daily change in the Fund’s NAV per share to the performance of one or more U.S. exchange-traded securities or financial instruments that reflect the values of the securities underlying the Index as of the Fund’s NAV calculation time. Due to the above, the percentage change of the Fund’s NAV per share each day may differ, perhaps significantly, from the percentage change of the Index on such day.

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the financial services industry group, which comprised approximately 25% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Exposure to Asian Investments Risk — The Fund is generally exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Asia. Such risks include, but are not limited to (i) political, economic, or social instability in certain countries in the region; (ii) a heightened risk of nationalization of companies or other forms of governmental market interference; (iii) exposure to less liquid and more volatile securities markets; (iv) natural disasters more likely to occur in particular Asian countries; (v) heightened exposure to foreign currency risks (e.g., restrictions on the flow of foreign currency, currency devaluations, and volatility in currency prices); and (vi) long running border disputes and other conflicts among Asian countries.

Exposure to European Investments Risk — The Economic and Monetary Union of the European Union (the “EU”) requires member countries to comply with restrictions on inflation rates, interest rates, deficits, debt levels and fiscal and monetary controls. As a result, each EU member country may be significantly affected by EU policies and may be highly dependent on the economies of its fellow members. The European financial markets have experienced significant volatility recently and several EU member countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several EU member countries have experienced credit rating downgrades, rising government debt levels and, for certain EU member countries (including Greece, Spain, Portugal, Ireland and Italy), weakness in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may have a significant adverse effect on the affected EU member country, issuers in the affected EU member country, the economies of other EU member countries, their trading partners or other European countries. Such events, or even the threat of such events, may cause the value of debt issued by issuers in such European countries to fall, in some cases drastically. These events may also cause continued volatility in the European financial markets. To the extent that the Fund’s assets are exposed to investments from issuers in EU member countries, their trading partners, or other European countries, these events may impact the performance of the Fund. Certain European countries are not members of the EU or may participate in the EU to varying degrees (the United Kingdom, for example, does not utilize the euro). Such countries are also subject to political, economic, regulatory and other risks of their own, which may be very different than those of the EU member countries discussed above.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. For instance, recent issues associated with the euro may have adverse effects on non-U.S. investments generally and in currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may subject the Fund to increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses which usually increase in economic downturns; the severe competition to which banks and insurance companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Risk — In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio assets that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the performance of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2009): 23.53%; Worst Quarter (ended 12/31/2008): -21.41%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
PROFUND VP INTERNATIONAL | ProFund VP International
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.83%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	561
5 Years	rr_ExpenseExampleYear05	976
10 Years	rr_ExpenseExampleYear10	2,136
2008	rr_AnnualReturn2008	(44.40%)
2009	rr_AnnualReturn2009	24.65%
2010	rr_AnnualReturn2010	7.80%
2011	rr_AnnualReturn2011	(14.34%)
2012	rr_AnnualReturn2012	15.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.41%)
One Year	rr_AverageAnnualReturnYear01	15.93%
Five Years	rr_AverageAnnualReturnYear05	(5.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
PROFUND VP INTERNATIONAL | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.90%	[2]
Five Years	rr_AverageAnnualReturnYear05	(3.21%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.38%)	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

PROFUND VP EMERGING MARKETS
ProFund VP Emerging Markets
Investment Objective
ProFund VP Emerging Markets (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP EMERGING MARKETS ProFund VP Emerging Markets
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.80%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.80%
Fee Waivers/Reimbursements	[1]	(0.12%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP EMERGING MARKETS ProFund VP Emerging Markets	171	555	964	2,106

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 55% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities, depositary receipts and derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is a free float-adjusted, capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on the NASDAQ Stock Market. Securities eligible for inclusion in the Index are evaluated to ensure their overall consistency with the character, design and purpose of the Index, which is to further its use as an effective benchmark. Decisions regarding additions to and removals from the Index are guided by certain pre-existing objective criteria. The Index is maintained by The Bank of New York Mellon. The Index currently consists of the following emerging market countries: Brazil, Korea, Mexico, Taiwan, China, South Africa, India, Russia, Indonesia and Chile. As of January 31, 2013, the Index included companies with capitalizations between $8.1 billion and $269.6 billion. The average capitalization of the companies comprising the Index was approximately $53.0 billion. The Index is published under the Bloomberg ticker symbol “BKTEM.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
  American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
  Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities, depositary receipts or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities, depositary receipts and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Exposure to Asian Investments Risk — The Fund is generally exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Asia. Such risks include, but are not limited to (i) political, economic, or social instability in certain countries in the region; (ii) a heightened risk of nationalization of companies or other forms of governmental market interference; (iii) exposure to less liquid and more volatile securities markets; (iv) natural disasters more likely to occur in particular Asian countries; (v) heightened exposure to foreign currency risks (e.g., restrictions on the flow of foreign currency, currency devaluations, and volatility in currency prices); and (vi) long running border disputes and other conflicts among Asian countries.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. For instance, recent issues associated with the euro may have adverse effects on non-U.S. investments generally and in currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may subject the Fund to increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund’s foreign investments will be in developing or “emerging market” countries, all the aforementioned factors are heightened and foreign investments risk is higher.

Exposure to Latin American Investments Risk — The Fund is generally exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Latin American countries (in particular, Brazil). Such risks include, but are not limited to (i) political, economic, or social instability in certain Latin American countries; (ii) a heightened risk of high inflation and government deficits in certain Latin American countries; (iii) natural disasters particularly likely to occur in Latin America; (iv) heightened risk of currency devaluations; (v) risks associated with Latin American countries’ significant dependence on the health of the U.S. economy; and (vi) risks associated with Latin American economies’ sensitivity to fluctuations in the price of commodities such as oil and gas, minerals, and metals (resulting from those economies’ heavy reliance on the export of such commodities).

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 06/30/2009): 27.01%; Worst Quarter (ended 12/31/2008): -27.30%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP EMERGING MARKETS		One Year	Five Years	Since Inception	Inception Date
ProFund VP Emerging Markets		6.57%	(5.31%)	(2.14%)	Aug 31, 2007
Bank of New York Mellon Emerging Markets 50 ADR�� Index	[1]	8.60%	(3.56%)	(0.23%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP EMERGING MARKETS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Emerging Markets
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Emerging Markets (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 55% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities, depositary receipts and derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is a free float-adjusted, capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on the NASDAQ Stock Market. Securities eligible for inclusion in the Index are evaluated to ensure their overall consistency with the character, design and purpose of the Index, which is to further its use as an effective benchmark. Decisions regarding additions to and removals from the Index are guided by certain pre-existing objective criteria. The Index is maintained by The Bank of New York Mellon. The Index currently consists of the following emerging market countries: Brazil, Korea, Mexico, Taiwan, China, South Africa, India, Russia, Indonesia and Chile. As of January 31, 2013, the Index included companies with capitalizations between $8.1 billion and $269.6 billion. The average capitalization of the companies comprising the Index was approximately $53.0 billion. The Index is published under the Bloomberg ticker symbol “BKTEM.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Depositary Receipts — The Fund may invest in depositary receipts, which principally include:
  American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.
  Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities, depositary receipts or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities, depositary receipts and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Exposure to Asian Investments Risk — The Fund is generally exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Asia. Such risks include, but are not limited to (i) political, economic, or social instability in certain countries in the region; (ii) a heightened risk of nationalization of companies or other forms of governmental market interference; (iii) exposure to less liquid and more volatile securities markets; (iv) natural disasters more likely to occur in particular Asian countries; (v) heightened exposure to foreign currency risks (e.g., restrictions on the flow of foreign currency, currency devaluations, and volatility in currency prices); and (vi) long running border disputes and other conflicts among Asian countries.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. For instance, recent issues associated with the euro may have adverse effects on non-U.S. investments generally and in currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may subject the Fund to increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund’s foreign investments will be in developing or “emerging market” countries, all the aforementioned factors are heightened and foreign investments risk is higher.

Exposure to Latin American Investments Risk — The Fund is generally exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Latin American countries (in particular, Brazil). Such risks include, but are not limited to (i) political, economic, or social instability in certain Latin American countries; (ii) a heightened risk of high inflation and government deficits in certain Latin American countries; (iii) natural disasters particularly likely to occur in Latin America; (iv) heightened risk of currency devaluations; (v) risks associated with Latin American countries’ significant dependence on the health of the U.S. economy; and (vi) risks associated with Latin American economies’ sensitivity to fluctuations in the price of commodities such as oil and gas, minerals, and metals (resulting from those economies’ heavy reliance on the export of such commodities).

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2009): 27.01%; Worst Quarter (ended 12/31/2008): -27.30%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
PROFUND VP EMERGING MARKETS | ProFund VP Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.80%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	555
5 Years	rr_ExpenseExampleYear05	964
10 Years	rr_ExpenseExampleYear10	2,106
2008	rr_AnnualReturn2008	(50.09%)
2009	rr_AnnualReturn2009	62.36%
2010	rr_AnnualReturn2010	9.77%
2011	rr_AnnualReturn2011	(19.70%)
2012	rr_AnnualReturn2012	6.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.30%)
One Year	rr_AverageAnnualReturnYear01	6.57%
Five Years	rr_AverageAnnualReturnYear05	(5.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
PROFUND VP EMERGING MARKETS | Bank of New York Mellon Emerging Markets 50 ADR�� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.60%	[2]
Five Years	rr_AverageAnnualReturnYear05	(3.56%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.23%)	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

PROFUND VP JAPAN
ProFund VP Japan
Investment Objective
ProFund VP Japan (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average (the “Index”). The Fund seeks to provide a return consistent with an investment in the component equities in the Index hedged to U.S. Dollars. The Fund determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of the dollar-denominated Nikkei 225 futures contracts traded in the United States.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP JAPAN ProFund VP Japan
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.82%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.82%
Fee Waivers/Reimbursements	[1]	(0.14%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP JAPAN ProFund VP Japan	171	559	972	2,126

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese companies listed in the First Section of the Tokyo Stock Exchange (“TSE”). The Index is calculated from the prices of the 225 TSE First Section stocks selected to represent a broad cross-section of Japanese industries and the overall performance of the Japanese equity market. Nihon Keizai Shimbun, Inc. is the sponsor of the Index. Companies in the Index are reviewed annually. Emphasis is placed on maintaining the Index’s historical continuity while keeping the Index composed of stocks with high market liquidity. The sponsor consults with various market experts, and considers company-specific information as well as the overall composition of the Index. As of January 31, 2013, the Index included companies with capitalizations between $332.4 million and $164.1 billion. The average capitalization of the companies comprising the Index was approximately $10.5 billion. The Index is published under the Bloomberg ticker symbol “NKY.”

Because of differences in trading hours between U.S. and foreign markets and because the level of the Index may be determined using prices obtained at times other than the Fund’s NAV calculation time, correlation to the Index will generally be measured by comparing the daily change in the Fund’s NAV per share to the performance of one or more U.S. exchange-traded securities or financial instruments that reflect the values of the securities underlying the Index as of the Fund’s NAV calculation time. Due to the above, the percentage change of the Fund’s NAV per share each day may differ, perhaps significantly, from the percentage change of the Index on such day.

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness) or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the industrial and consumer services industry groups, which comprised approximately 26% and 28%, respectively, of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risk Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Consumer Services Industry Risk — The Fund is subject to risks faced by companies in the consumer services industry to the same extent as the Index is so concentrated, including: the fact that securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes, which can affect the success of consumer products. Further, such stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Exposure to Asian Investments Risk — The Fund is generally exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Asia. Such risks include, but are not limited to (i) political, economic, or social instability in certain countries in the region; (ii) a heightened risk of nationalization of companies or other forms of governmental market interference; (iii) exposure to less liquid and more volatile securities markets; (iv) natural disasters more likely to occur in particular Asian countries; (v) heightened exposure to foreign currency risks (e.g., restrictions on the flow of foreign currency, currency devaluations, and volatility in currency prices); and (vi) long running border disputes and other conflicts among Asian countries.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. For instance, recent issues associated with the euro may have adverse effects on non-U.S. investments generally and in currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may subject the Fund to increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Exposure to Japanese Investments Risk — The Fund is generally exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Japan. Such risks include, but are not limited to (i) political, economic, or social instability in Japan; (ii) risks associated with Japan’s large government deficit; (iii) natural disasters particularly likely to occur in Japan; and (iv) risks associated with an increasingly aging population that is likely to strain Japan’s social welfare and pension systems.

Geographic Concentration Risk — Because the Fund focuses its investments only in Japan, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Japan and subject to the related risks.

Industrial Sector Risk — The Fund is subject to risks faced by companies in the industrial economic sector to the same extent as the Index is so concentrated, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Risk — In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio assets that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary, perhaps significantly, from the performance of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 03/31/2012): 20.73%; Worst Quarter (ended 12/31/2008): -22.53%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP JAPAN		One Year	Five Years	Ten Years	Inception Date
ProFund VP Japan		22.95%	(9.38%)	1.65%	May 1, 2002
Nikkei 225 Stock Average �� USD terms	[1]	12.22%	(0.45%)	6.74%
Nikkei 225 Stock Average �� Local (Yen) terms	[1]	25.47%	(5.69%)	3.39%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP JAPAN
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Japan
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Japan (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average (the “Index”). The Fund seeks to provide a return consistent with an investment in the component equities in the Index hedged to U.S. Dollars. The Fund determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of the dollar-denominated Nikkei 225 futures contracts traded in the United States.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese companies listed in the First Section of the Tokyo Stock Exchange (“TSE”). The Index is calculated from the prices of the 225 TSE First Section stocks selected to represent a broad cross-section of Japanese industries and the overall performance of the Japanese equity market. Nihon Keizai Shimbun, Inc. is the sponsor of the Index. Companies in the Index are reviewed annually. Emphasis is placed on maintaining the Index’s historical continuity while keeping the Index composed of stocks with high market liquidity. The sponsor consults with various market experts, and considers company-specific information as well as the overall composition of the Index. As of January 31, 2013, the Index included companies with capitalizations between $332.4 million and $164.1 billion. The average capitalization of the companies comprising the Index was approximately $10.5 billion. The Index is published under the Bloomberg ticker symbol “NKY.”

Because of differences in trading hours between U.S. and foreign markets and because the level of the Index may be determined using prices obtained at times other than the Fund’s NAV calculation time, correlation to the Index will generally be measured by comparing the daily change in the Fund’s NAV per share to the performance of one or more U.S. exchange-traded securities or financial instruments that reflect the values of the securities underlying the Index as of the Fund’s NAV calculation time. Due to the above, the percentage change of the Fund’s NAV per share each day may differ, perhaps significantly, from the percentage change of the Index on such day.

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness) or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the industrial and consumer services industry groups, which comprised approximately 26% and 28%, respectively, of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risk Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Consumer Services Industry Risk — The Fund is subject to risks faced by companies in the consumer services industry to the same extent as the Index is so concentrated, including: the fact that securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes, which can affect the success of consumer products. Further, such stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Exposure to Asian Investments Risk — The Fund is generally exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Asia. Such risks include, but are not limited to (i) political, economic, or social instability in certain countries in the region; (ii) a heightened risk of nationalization of companies or other forms of governmental market interference; (iii) exposure to less liquid and more volatile securities markets; (iv) natural disasters more likely to occur in particular Asian countries; (v) heightened exposure to foreign currency risks (e.g., restrictions on the flow of foreign currency, currency devaluations, and volatility in currency prices); and (vi) long running border disputes and other conflicts among Asian countries.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. For instance, recent issues associated with the euro may have adverse effects on non-U.S. investments generally and in currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may subject the Fund to increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Exposure to Japanese Investments Risk — The Fund is generally exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Japan. Such risks include, but are not limited to (i) political, economic, or social instability in Japan; (ii) risks associated with Japan’s large government deficit; (iii) natural disasters particularly likely to occur in Japan; and (iv) risks associated with an increasingly aging population that is likely to strain Japan’s social welfare and pension systems.

Geographic Concentration Risk — Because the Fund focuses its investments only in Japan, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Japan and subject to the related risks.

Industrial Sector Risk — The Fund is subject to risks faced by companies in the industrial economic sector to the same extent as the Index is so concentrated, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Risk — In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio assets that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Funds. As a result, the daily performance of the Fund may vary, perhaps significantly, from the performance of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 03/31/2012): 20.73%; Worst Quarter (ended 12/31/2008): -22.53%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP JAPAN | ProFund VP Japan
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.82%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	559
5 Years	rr_ExpenseExampleYear05	972
10 Years	rr_ExpenseExampleYear10	2,126
2003	rr_AnnualReturn2003	26.78%
2004	rr_AnnualReturn2004	7.56%
2005	rr_AnnualReturn2005	41.78%
2006	rr_AnnualReturn2006	10.86%
2007	rr_AnnualReturn2007	(9.99%)
2008	rr_AnnualReturn2008	(40.84%)
2009	rr_AnnualReturn2009	10.33%
2010	rr_AnnualReturn2010	(6.53%)
2011	rr_AnnualReturn2011	(18.54%)
2012	rr_AnnualReturn2012	22.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.53%)
One Year	rr_AverageAnnualReturnYear01	22.95%
Five Years	rr_AverageAnnualReturnYear05	(9.38%)
Ten Years	rr_AverageAnnualReturnYear10	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
PROFUND VP JAPAN | Nikkei 225 Stock Average �� USD terms
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.22%	[2]
Five Years	rr_AverageAnnualReturnYear05	(0.45%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	6.74%	[2]
PROFUND VP JAPAN | Nikkei 225 Stock Average �� Local (Yen) terms
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.47%	[2]
Five Years	rr_AverageAnnualReturnYear05	(5.69%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	3.39%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP ULTRABULL
ProFund VP UltraBull

Important Information About the Fund
ProFund VP UltraBull (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the S&P 500® (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP ULTRABULL ProFund VP UltraBull
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.84%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.84%
Fee Waivers/Reimbursements	[1]	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP ULTRABULL ProFund VP UltraBull	171	563	981	2,145

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 1,571% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as two times (2x) the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability. As of January 31, 2013, the Index included companies with capitalizations between $1.8 billion and $427.7 billion. The average capitalization of the companies comprising the Index was approximately $28.3 billion. The Index is published under the Bloomberg ticker symbol “SPX.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts  — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements  — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of two times (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should rise. As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall. As a result, the Fund’s exposure will need to be decreased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage.

The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of two times (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times (2x) the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than two times (2x) the performance of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Two Times (2x) the One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if the Index return were -20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -50.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 26.19%. The Index’s highest January to January volatility rate during the five -year period was 41.95% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was 1.66%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect exposure(i.e., 2x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 09/30/2009): 31.52%; Worst Quarter (ended 12/31/2008): -45.81%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP ULTRABULL		One Year	Five Years	Ten Years	Inception Date
ProFund VP UltraBull		28.91%	(6.70%)	4.90%	Jan 22, 2001
S&P 500��	[1]	16.00%	1.66%	7.10%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively manage and monitor their investments, as frequently as daily.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP ULTRABULL
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP UltraBull

Important Information About the Fund
ProFund VP UltraBull (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the S&P 500® (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

		The Fund is different from most funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 1,571% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1571.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as two times (2x) the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability. As of January 31, 2013, the Index included companies with capitalizations between $1.8 billion and $427.7 billion. The average capitalization of the companies comprising the Index was approximately $28.3 billion. The Index is published under the Bloomberg ticker symbol “SPX.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts  — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements  — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of two times (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should rise. As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall. As a result, the Fund’s exposure will need to be decreased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage.

The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of two times (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times (2x) the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than two times (2x) the performance of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Two Times (2x) the One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if the Index return were -20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -50.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 26.19%. The Index’s highest January to January volatility rate during the five -year period was 41.95% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was 1.66%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect exposure(i.e., 2x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 09/30/2009): 31.52%; Worst Quarter (ended 12/31/2008): -45.81%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively manage and monitor their investments, as frequently as daily.
PROFUND VP ULTRABULL | ProFund VP UltraBull
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.84%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	563
5 Years	rr_ExpenseExampleYear05	981
10 Years	rr_ExpenseExampleYear10	2,145
2003	rr_AnnualReturn2003	52.93%
2004	rr_AnnualReturn2004	17.18%
2005	rr_AnnualReturn2005	2.61%
2006	rr_AnnualReturn2006	23.06%
2007	rr_AnnualReturn2007	0.85%
2008	rr_AnnualReturn2008	(67.40%)
2009	rr_AnnualReturn2009	44.64%
2010	rr_AnnualReturn2010	22.16%
2011	rr_AnnualReturn2011	(4.83%)
2012	rr_AnnualReturn2012	28.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(45.81%)
One Year	rr_AverageAnnualReturnYear01	28.91%
Five Years	rr_AverageAnnualReturnYear05	(6.70%)
Ten Years	rr_AverageAnnualReturnYear10	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 22, 2001
PROFUND VP ULTRABULL | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP ULTRAMID-CAP
ProFund VP UltraMid-Cap

Important Information about the Fund
ProFund VP UltraMid-Cap (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the S&P MidCap 400® (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP ULTRAMID-CAP ProFund VP UltraMid-Cap
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.84%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.84%
Fee Waivers/Reimbursements	[2]	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	"Acquired Fund Fees and Expenses" for the fiscal year end December 31, 2012 were less than 0.01% and are included in "Other Expenses."
[2]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP ULTRAMID-CAP ProFund VP UltraMid-Cap	171	563	981	2,145

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 67% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as two times (2x) the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. As of January 31, 2013, the Index included companies with capitalizations between $473.8 million and $16.7 billion. The average capitalization of the companies comprising the Index was approximately $3.3 billion. The Index is published under the Bloomberg ticker symbol “MID.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of two times (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should rise. As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall. As a result, the Fund’s exposure will need to be decreased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage.

The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of two times (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times (2x) the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than two times (2x) the performance of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Two Times (2x) the One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if the Index return were -20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -50.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 29.57%. The Index’s highest January to January volatility rate during the five -year period was 44.42% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was 5.15%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect exposure (i.e., 2x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 09/30/2009): 41.69%; Worst Quarter (ended 12/31/2008): -51.28%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP ULTRAMID-CAP		One Year	Five Years	Ten Years	Inception Date
ProFund VP UltraMid-Cap		32.49%	(1.58%)	10.73%	May 1, 2002
S&P MidCap 400��	[1]	17.88%	5.15%	10.53%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively manage and monitor their investments, as frequently as daily.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP ULTRAMID-CAP
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP UltraMid-Cap

Important Information about the Fund
ProFund VP UltraMid-Cap (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the S&P MidCap 400® (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

		The Fund is different from most funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 67% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as two times (2x) the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. As of January 31, 2013, the Index included companies with capitalizations between $473.8 million and $16.7 billion. The average capitalization of the companies comprising the Index was approximately $3.3 billion. The Index is published under the Bloomberg ticker symbol “MID.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of two times (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should rise. As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall. As a result, the Fund’s exposure will need to be decreased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage.

The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of two times (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times (2x) the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than two times (2x) the performance of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Two Times (2x) the One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if the Index return were -20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -50.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 29.57%. The Index’s highest January to January volatility rate during the five -year period was 44.42% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was 5.15%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect exposure (i.e., 2x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 09/30/2009): 41.69%; Worst Quarter (ended 12/31/2008): -51.28%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively manage and monitor their investments, as frequently as daily.
PROFUND VP ULTRAMID-CAP | ProFund VP UltraMid-Cap
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.84%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	563
5 Years	rr_ExpenseExampleYear05	981
10 Years	rr_ExpenseExampleYear10	2,145
2003	rr_AnnualReturn2003	70.09%
2004	rr_AnnualReturn2004	27.70%
2005	rr_AnnualReturn2005	17.89%
2006	rr_AnnualReturn2006	10.64%
2007	rr_AnnualReturn2007	6.00%
2008	rr_AnnualReturn2008	(67.48%)
2009	rr_AnnualReturn2009	65.79%
2010	rr_AnnualReturn2010	49.67%
2011	rr_AnnualReturn2011	(13.65%)
2012	rr_AnnualReturn2012	32.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(51.28%)
One Year	rr_AverageAnnualReturnYear01	32.49%
Five Years	rr_AverageAnnualReturnYear05	(1.58%)
Ten Years	rr_AverageAnnualReturnYear10	10.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
PROFUND VP ULTRAMID-CAP | S&P MidCap 400��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.88%	[3]
Five Years	rr_AverageAnnualReturnYear05	5.15%	[3]
Ten Years	rr_AverageAnnualReturnYear10	10.53%	[3]

[1]	"Acquired Fund Fees and Expenses" for the fiscal year end December 31, 2012 were less than 0.01% and are included in "Other Expenses."
[2]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP ULTRASMALL-CAP
ProFund VP UltraSmall-Cap

Important Information About the Fund
ProFund VP UltraSmall-Cap (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the Russell 2000® Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP ULTRASMALL-CAP ProFund VP UltraSmall-Cap
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.94%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.96%
Fee Waivers/Reimbursements	[2]	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.70%
[1]	"Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements. Therefore, the amounts listed in the "Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements" will differ from those presented in the Fund's Financial Highlights.
[2]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding Acquired Fund Fees and Expenses), as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP ULTRASMALL-CAP ProFund VP UltraSmall-Cap	173	590	1,033	2,264

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 59% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as two times (2x) the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index, or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. As of January 31, 2013, the Index included companies with capitalizations between $43.0 million and $5.2 billion. The average capitalization of the companies comprising the Index was approximately $783.9 million. The Index is published under the Bloomberg ticker symbol “RTY.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of two times (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should rise. As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall. As a result, the Fund’s exposure will need to be decreased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage.

The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of two times (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times (2x) the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than two times (2x) the performance of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Two Times (2x) the One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if the Index return were -20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -50.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 32.98%. The Index’s highest January to January volatility rate during the five -year period was 48.07% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was 3.56%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect exposure (i.e., 2x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 06/30/2003): 48.25%; Worst Quarter (ended 12/31/2008): -53.53%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP ULTRASMALL-CAP		One Year	Five Years	Ten Years	Inception Date
ProFund VP UltraSmall-Cap		29.61%	(5.84%)	7.77%	Oct 18, 1999
Russell 2000�� Index	[1]	16.35%	3.56%	9.72%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively manage and monitor their investments, as frequently as daily.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP ULTRASMALL-CAP
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP UltraSmall-Cap

Important Information About the Fund
ProFund VP UltraSmall-Cap (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the Russell 2000® Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

		The Fund is different from most funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 59% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are not directly borne by the Fund and are not reflected in the Fund’s Financial Statements. Therefore, the amounts listed in the “Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements” will differ from those presented in the Fund’s Financial Highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as two times (2x) the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index, or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. As of January 31, 2013, the Index included companies with capitalizations between $43.0 million and $5.2 billion. The average capitalization of the companies comprising the Index was approximately $783.9 million. The Index is published under the Bloomberg ticker symbol “RTY.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of two times (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should rise. As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall. As a result, the Fund’s exposure will need to be decreased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage.

The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of two times (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times (2x) the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than two times (2x) the performance of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Two Times (2x) the One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if the Index return were -20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -50.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 32.98%. The Index’s highest January to January volatility rate during the five -year period was 48.07% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was 3.56%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect exposure (i.e., 2x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2003): 48.25%; Worst Quarter (ended 12/31/2008): -53.53%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively manage and monitor their investments, as frequently as daily.
PROFUND VP ULTRASMALL-CAP | ProFund VP UltraSmall-Cap
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.96%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.70%
1 Year	rr_ExpenseExampleYear01	173
3 Years	rr_ExpenseExampleYear03	590
5 Years	rr_ExpenseExampleYear05	1,033
10 Years	rr_ExpenseExampleYear10	2,264
2003	rr_AnnualReturn2003	99.45%
2004	rr_AnnualReturn2004	31.07%
2005	rr_AnnualReturn2005	(0.21%)
2006	rr_AnnualReturn2006	26.05%
2007	rr_AnnualReturn2007	(13.21%)
2008	rr_AnnualReturn2008	(66.18%)
2009	rr_AnnualReturn2009	40.18%
2010	rr_AnnualReturn2010	48.44%
2011	rr_AnnualReturn2011	(18.83%)
2012	rr_AnnualReturn2012	29.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	48.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(53.53%)
One Year	rr_AverageAnnualReturnYear01	29.61%
Five Years	rr_AverageAnnualReturnYear05	(5.84%)
Ten Years	rr_AverageAnnualReturnYear10	7.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 1999
PROFUND VP ULTRASMALL-CAP | Russell 2000�� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.35%	[3]
Five Years	rr_AverageAnnualReturnYear05	3.56%	[3]
Ten Years	rr_AverageAnnualReturnYear10	9.72%	[3]

[1]	"Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements. Therefore, the amounts listed in the "Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements" will differ from those presented in the Fund's Financial Highlights.
[2]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding Acquired Fund Fees and Expenses), as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP ULTRANASDAQ-100
ProFund VP UltraNASDAQ-100

Important Information About the Fund
ProFund VP UltraNASDAQ-100 (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the NASDAQ-100® Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than as the return of the Index.

The Fund is different from most funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP ULTRANASDAQ-100 ProFund VP UltraNASDAQ-100
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.82%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.82%
Fee Waivers/Reimbursements	[1]	(0.14%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP ULTRANASDAQ-100 ProFund VP UltraNASDAQ-100	171	559	972	2,126

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 36% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as two times (2x) the daily return of the Index. The Index, a modified market capitalization index, includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market. As of January 31, 2013, the Index included companies with capitalizations between $1.9 billion and $427.7 billion. The average capitalization of the companies comprising the Index was approximately $34.1 billion. The Index is published under the Bloomberg ticker symbol “NDX.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of two times (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should rise. As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall. As a result, the Fund’s exposure will need to be decreased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the telecommunications and the technology industry groups, which comprised approximately 30% and 46%, respectively, of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage.

The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of two times (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholders investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times (2x) the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than two times (2x) the performance of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Two Times (2x) the One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if the Index return were -20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -50.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 26.95%. The Index’s highest January to January volatility rate during the five -year period was 43.01% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was 5.89%.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect exposure (i.e., 2x) to the Index at the end of each day and the likelihood of being materially over- or under- exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 3/31/2012): 45.75%; Worst Quarter (ended 12/31/2008): -48.35%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP ULTRANASDAQ-100		One Year	Five Years	Ten Years	Inception Date
ProFund VP UltraNASDAQ-100		33.75%	1.33%	12.35%	Oct 18, 1999
NASDAQ-100�� Index	[1]	18.35%	5.89%	11.12%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively manage and monitor their investments, as frequently as daily.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP ULTRANASDAQ-100
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP UltraNASDAQ-100

Important Information About the Fund
ProFund VP UltraNASDAQ-100 (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the NASDAQ-100® Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises. Longer holding periods, higher index volatility and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than as the return of the Index.

		The Fund is different from most funds in that it seeks leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 36% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities and derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as two times (2x) the daily return of the Index. The Index, a modified market capitalization index, includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market. As of January 31, 2013, the Index included companies with capitalizations between $1.9 billion and $427.7 billion. The average capitalization of the companies comprising the Index was approximately $34.1 billion. The Index is published under the Bloomberg ticker symbol “NDX.”

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Equity Securities — The Fund invests in common stock issued by public companies.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of two times (2x) the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should rise. As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall. As a result, the Fund’s exposure will need to be decreased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times (2x) the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index rises, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the telecommunications and the technology industry groups, which comprised approximately 30% and 46%, respectively, of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage.

The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of two times (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholders investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times (2x) the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than two times (2x) the performance of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index rises.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Two Times (2x) the One Year Index	10%	25%	50%	75%	100%

-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%

-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%

-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%

-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%

-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%

-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%

20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%

30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%

40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%

50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%

60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if the Index return were -20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -50.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 26.95%. The Index’s highest January to January volatility rate during the five -year period was 43.01% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was 5.89%.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect exposure (i.e., 2x) to the Index at the end of each day and the likelihood of being materially over- or under- exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2012): 45.75%; Worst Quarter (ended 12/31/2008): -48.35%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 2x). Shareholders should actively manage and monitor their investments, as frequently as daily.
PROFUND VP ULTRANASDAQ-100 | ProFund VP UltraNASDAQ-100
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.82%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	559
5 Years	rr_ExpenseExampleYear05	972
10 Years	rr_ExpenseExampleYear10	2,126
2003	rr_AnnualReturn2003	102.67%
2004	rr_AnnualReturn2004	14.10%
2005	rr_AnnualReturn2005	(3.75%)
2006	rr_AnnualReturn2006	4.93%
2007	rr_AnnualReturn2007	28.42%
2008	rr_AnnualReturn2008	(72.74%)
2009	rr_AnnualReturn2009	119.35%
2010	rr_AnnualReturn2010	35.22%
2011	rr_AnnualReturn2011	(1.19%)
2012	rr_AnnualReturn2012	33.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	45.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(48.35%)
One Year	rr_AverageAnnualReturnYear01	33.75%
Five Years	rr_AverageAnnualReturnYear05	1.33%
Ten Years	rr_AverageAnnualReturnYear10	12.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 1999
PROFUND VP ULTRANASDAQ-100 | NASDAQ-100�� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.35%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.89%	[2]
Ten Years	rr_AverageAnnualReturnYear10	11.12%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP BEAR
ProFund VP Bear

Important Information About the Fund
ProFund VP Bear (“the Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the S&P 500® (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP BEAR ProFund VP Bear
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.78%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.78%
Fee Waivers/Reimbursements	[1]	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP BEAR ProFund VP Bear	171	551	955	2,086

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability. As of January 31, 2013, the Index included companies with capitalizations between $1.8 billion and $427.7 billion. The average capitalization of the companies comprising the Index was approximately $28.3 billion. The Index is published under the Bloomberg ticker symbol “SPX.”

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the inverse of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors  —  Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse of the performance (-1x) of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -20% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -35.1% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks— Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 26.19%. The Index’s highest January to January volatility rate during the five -year period was 41.95% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was 1.66%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure(i.e., -1x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2008): 15.27%. Worst Quarter (ended 06/30/2009): -15.77%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP BEAR		One Year	Five Years	Ten Years	Inception Date
ProFund VP Bear		(16.59%)	(8.81%)	(8.95%)	Jan 22, 2001
S&P 500��	[1]	16.00%	1.66%	7.10%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively manage and monitor their investments, as frequently as daily.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP BEAR
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Bear

Important Information About the Fund
ProFund VP Bear (“the Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the S&P 500® (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

		The Fund is different from most funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability. As of January 31, 2013, the Index included companies with capitalizations between $1.8 billion and $427.7 billion. The average capitalization of the companies comprising the Index was approximately $28.3 billion. The Index is published under the Bloomberg ticker symbol “SPX.”

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the inverse of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors  —  Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse of the performance (-1x) of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -20% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -35.1% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks— Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 26.19%. The Index’s highest January to January volatility rate during the five -year period was 41.95% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was 1.66%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure(i.e., -1x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2008): 15.27%. Worst Quarter (ended 06/30/2009): -15.77%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively manage and monitor their investments, as frequently as daily.
PROFUND VP BEAR | ProFund VP Bear
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.78%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	955
10 Years	rr_ExpenseExampleYear10	2,086
2003	rr_AnnualReturn2003	(24.59%)
2004	rr_AnnualReturn2004	(10.29%)
2005	rr_AnnualReturn2005	(1.36%)
2006	rr_AnnualReturn2006	(7.50%)
2007	rr_AnnualReturn2007	0.60%
2008	rr_AnnualReturn2008	39.92%
2009	rr_AnnualReturn2009	(27.87%)
2010	rr_AnnualReturn2010	(17.80%)
2011	rr_AnnualReturn2011	(8.89%)
2012	rr_AnnualReturn2012	(16.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.77%)
One Year	rr_AverageAnnualReturnYear01	(16.59%)
Five Years	rr_AverageAnnualReturnYear05	(8.81%)
Ten Years	rr_AverageAnnualReturnYear10	(8.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 22, 2001
PROFUND VP BEAR | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP SHORT MID-CAP
ProFund VP Short Mid-Cap

Important Information About the Fund
ProFund VP Short Mid-Cap (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the S&P MidCap 400® (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP SHORT MID-CAP ProFund VP Short Mid-Cap
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.95%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.95%
Fee Waivers/Reimbursements	[1]	(0.27%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC (���ProFund Advisors��� or the ���Advisor���) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP SHORT MID-CAP ProFund VP Short Mid-Cap	171	586	1,027	2,253

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of January 31, 2013, the Index included companies with capitalizations between $473.8 million and $16.7 billion. The average capitalization of the companies comprising the Index was approximately $3.3 billion. The Index is published under the Bloomberg ticker symbol “MID.”

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the inverse of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse of the performance (-1x) of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -20% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -35.1% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 29.57%. The Index’s highest January to January volatility rate during the five -year period was 44.42% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was 5.15%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure(i.e.,-1x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 09/30/2011): 19.15%; Worst Quarter (ended 06/30/2009): -18.62%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP SHORT MID-CAP		One Year	Five Years	Since Inception	Inception Date
ProFund VP Short Mid-Cap		(18.95%)	(14.02%)	(11.05%)	Nov 22, 2004
S&P MidCap 400��	[1]	17.88%	5.15%	7.60%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively manage and monitor their investments, as frequently.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP SHORT MID-CAP
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Short Mid-Cap

Important Information About the Fund
ProFund VP Short Mid-Cap (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the S&P MidCap 400® (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

		The Fund is different from most funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors criteria such as liquidity, price, market capitalization and financial viability. As of January 31, 2013, the Index included companies with capitalizations between $473.8 million and $16.7 billion. The average capitalization of the companies comprising the Index was approximately $3.3 billion. The Index is published under the Bloomberg ticker symbol “MID.”

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the inverse of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse of the performance (-1x) of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -20% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -35.1% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 29.57%. The Index’s highest January to January volatility rate during the five -year period was 44.42% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was 5.15%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure(i.e.,-1x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 09/30/2011): 19.15%; Worst Quarter (ended 06/30/2009): -18.62%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively manage and monitor their investments, as frequently.
PROFUND VP SHORT MID-CAP | ProFund VP Short Mid-Cap
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.95%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	586
5 Years	rr_ExpenseExampleYear05	1,027
10 Years	rr_ExpenseExampleYear10	2,253
2005	rr_AnnualReturn2005	(9.46%)
2006	rr_AnnualReturn2006	(3.64%)
2007	rr_AnnualReturn2007	(2.85%)
2008	rr_AnnualReturn2008	31.83%
2009	rr_AnnualReturn2009	(35.39%)
2010	rr_AnnualReturn2010	(25.84%)
2011	rr_AnnualReturn2011	(8.23%)
2012	rr_AnnualReturn2012	(18.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.62%)
One Year	rr_AverageAnnualReturnYear01	(18.95%)
Five Years	rr_AverageAnnualReturnYear05	(14.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 22, 2004
PROFUND VP SHORT MID-CAP | S&P MidCap 400��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.88%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.15%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%	[2]

[1]	ProFund Advisors LLC (���ProFund Advisors��� or the ���Advisor���) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

PROFUND VP SHORT SMALL-CAP
ProFund VP Short Small-Cap

Important Information About the Fund
ProFund VP Short Small-Cap (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Russell 2000® Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP SHORT SMALL-CAP ProFund VP Short Small-Cap
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.87%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.87%
Fee Waivers/Reimbursements	[1]	(0.19%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC (���ProFund Advisors��� or the ���Advisor���) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP SHORT SMALL-CAP ProFund VP Short Small-Cap	171	569	993	2,175

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index, or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. As of January 31, 2013, the Index included companies with capitalizations between $43.0 million and $5.2 billion. The average capitalization of the companies comprising the Index was approximately $783.9 million. The Index is published under the Bloomberg ticker symbol “RTY.”

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the inverse of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse of the performance (-1x) of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -20% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -35.1% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 32.98%. The Index’s highest January to January volatility rate during the five -year period was 48.07% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was 3.56%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure(i.e., - 1x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 09/30/2011):20.85%; Worst Quarter (ended 06/30/2009): -20.15%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP SHORT SMALL-CAP		One Year	Five Years	Ten Years	Inception Date
ProFund VP Short Small-Cap		(18.96%)	(15.17%)	(13.51%)	Sep 3, 2002
Russell 2000�� Index	[1]	16.35%	3.56%	9.72%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively manage and monitor their investments, as frequently as daily.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP SHORT SMALL-CAP
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Short Small-Cap

Important Information About the Fund
ProFund VP Short Small-Cap (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Russell 2000® Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

		The Fund is different from most funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index, or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market. As of January 31, 2013, the Index included companies with capitalizations between $43.0 million and $5.2 billion. The average capitalization of the companies comprising the Index was approximately $783.9 million. The Index is published under the Bloomberg ticker symbol “RTY.”

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the inverse of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse of the performance (-1x) of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -20% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -35.1% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 32.98%. The Index’s highest January to January volatility rate during the five -year period was 48.07% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was 3.56%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure(i.e., - 1x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to the risks posed by stocks of small- and mid-cap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 09/30/2011):20.85%; Worst Quarter (ended 06/30/2009): -20.15%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively manage and monitor their investments, as frequently as daily.
PROFUND VP SHORT SMALL-CAP | ProFund VP Short Small-Cap
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.87%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	569
5 Years	rr_ExpenseExampleYear05	993
10 Years	rr_ExpenseExampleYear10	2,175
2003	rr_AnnualReturn2003	(34.52%)
2004	rr_AnnualReturn2004	(9.03%)
2005	rr_AnnualReturn2005	(2.92%)
2006	rr_AnnualReturn2006	(11.73%)
2007	rr_AnnualReturn2007	4.46%
2008	rr_AnnualReturn2008	24.08%
2009	rr_AnnualReturn2009	(32.37%)
2010	rr_AnnualReturn2010	(28.94%)
2011	rr_AnnualReturn2011	(9.09%)
2012	rr_AnnualReturn2012	(18.96%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.15%)
One Year	rr_AverageAnnualReturnYear01	(18.96%)
Five Years	rr_AverageAnnualReturnYear05	(15.17%)
Ten Years	rr_AverageAnnualReturnYear10	(13.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 3, 2002
PROFUND VP SHORT SMALL-CAP | Russell 2000�� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.35%	[2]
Five Years	rr_AverageAnnualReturnYear05	3.56%	[2]
Ten Years	rr_AverageAnnualReturnYear10	9.72%	[2]

[1]	ProFund Advisors LLC (���ProFund Advisors��� or the ���Advisor���) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUNDS VP SHORT DOW 30
ProFund VP Short Dow 30

Important Information About the Fund
ProFund VP Short Dow 30 (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Dow Jones Industrial AverageSM (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUNDS VP SHORT DOW 30 ProFund VP Short Dow 30
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		4.27%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		5.27%
Fee Waivers/Reimbursements	[1]	(3.59%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUNDS VP SHORT DOW 30 ProFund VP Short Dow 30	171	1,257	2,337	5,012

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria; except that, components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, be of interest to a large number of investors and accurately represent the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks; instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates the replacement of one component, the entire Index is reviewed. As of January 31, 2013, the Index included companies with capitalizations between $9.4 billion and $410.2 billion. The average capitalization of the companies comprising the Index was approximately $136.9 billion. The Index is published under the Bloomberg ticker symbol “INDU.”

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the inverse of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse of the performance (-1x) of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -20% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -35.1% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks —  Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 23.52%. The Index’s highest January to January volatility rate during the five -year period was 37.65% (January 31, 2009). The Index’s annualized performance for the five-year period ended December 31, 2012 was 2.62%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure(i.e., -1x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 09/30/2011): 10.05%; Worst Quarter (ended 09/30/2009): -14.47%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUNDS VP SHORT DOW 30		One Year	Five Years	Since Inception	Inception Date
ProFund VP Short Dow 30		(12.55%)	(11.09%)	(9.65%)	May 1, 2006
Dow Jones Industrial Average���	[1]	10.24%	2.62%	4.99%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively manage and monitor their investments, as frequently as daily.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUNDS VP SHORT DOW 30
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Short Dow 30

Important Information About the Fund
ProFund VP Short Dow 30 (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Dow Jones Industrial AverageSM (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

		The Fund is different from most funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria; except that, components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, be of interest to a large number of investors and accurately represent the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks; instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates the replacement of one component, the entire Index is reviewed. As of January 31, 2013, the Index included companies with capitalizations between $9.4 billion and $410.2 billion. The average capitalization of the companies comprising the Index was approximately $136.9 billion. The Index is published under the Bloomberg ticker symbol “INDU.”

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the inverse of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse of the performance (-1x) of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -20% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -35.1% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks —  Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 23.52%. The Index’s highest January to January volatility rate during the five -year period was 37.65% (January 31, 2009). The Index’s annualized performance for the five-year period ended December 31, 2012 was 2.62%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure(i.e., -1x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 09/30/2011): 10.05%; Worst Quarter (ended 09/30/2009): -14.47%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively manage and monitor their investments, as frequently as daily.
PROFUNDS VP SHORT DOW 30 | ProFund VP Short Dow 30
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.27%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	5.27%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.59%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	1,257
5 Years	rr_ExpenseExampleYear05	2,337
10 Years	rr_ExpenseExampleYear10	5,012
2007	rr_AnnualReturn2007	(2.67%)
2008	rr_AnnualReturn2008	25.51%
2009	rr_AnnualReturn2009	(25.39%)
2010	rr_AnnualReturn2010	(21.86%)
2011	rr_AnnualReturn2011	(13.17%)
2012	rr_AnnualReturn2012	(12.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.47%)
One Year	rr_AverageAnnualReturnYear01	(12.55%)
Five Years	rr_AverageAnnualReturnYear05	(11.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
PROFUNDS VP SHORT DOW 30 | Dow Jones Industrial Average���
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.24%	[2]
Five Years	rr_AverageAnnualReturnYear05	2.62%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

PROFUND VP SHORT NASDAQ-100
ProFund VP Short NASDAQ-100

Important Information About the Fund
ProFund VP Short NASDAQ-100 (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the NASDAQ-100® Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP SHORT NASDAQ-100 ProFund VP Short NASDAQ-100
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.89%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.89%
Fee Waivers/Reimbursements	[1]	(0.21%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC (���ProFund Advisors��� or the ���Advisor���) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP SHORT NASDAQ-100 ProFund VP Short NASDAQ-100	171	574	1,002	2,195

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index, a modified market capitalization weighted index, includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market. As of January 31, 2013, the Index included companies with capitalizations between $1.9 billion and $427.7 billion. The average capitalization of the companies comprising the Index was approximately $34.1 billion. The Index is published under the Bloomberg ticker symbol “NDX.”

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the inverse of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the telecommunications and the technology industry groups, which comprised approximately 30% and 46%, respectively, of the market capitalization of the Index.

The Fund will not directly short the securities of issuers contained in the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse of the performance (-1x) of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index falls.

Estimated Fund Returns

Index Performance		One year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -20% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -35.1% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 26.95%. The Index’s highest January to January volatility rate during the five -year period was 43.01% (January 31, 2009). The Index’s annualized performance for the five-year period ended December 31, 2012 was 5.89%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure(i.e.,-1x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2008): 18.11%; Worst Quarter (ended 03/31/2012): -18.09%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP SHORT NASDAQ-100		One Year	Five Years	Ten Years	Inception Date
ProFund VP Short NASDAQ-100		(18.79%)	(12.81%)	(13.05%)	May 1, 2002
NASDAQ-100�� Index	[1]	18.35%	5.89%	11.12%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively manage and monitor their investments, as frequently as daily.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP SHORT NASDAQ-100
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Short NASDAQ-100

Important Information About the Fund
ProFund VP Short NASDAQ-100 (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the NASDAQ-100® Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

		The Fund is different from most funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index, a modified market capitalization weighted index, includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market. As of January 31, 2013, the Index included companies with capitalizations between $1.9 billion and $427.7 billion. The average capitalization of the companies comprising the Index was approximately $34.1 billion. The Index is published under the Bloomberg ticker symbol “NDX.”

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the inverse of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the telecommunications and the technology industry groups, which comprised approximately 30% and 46%, respectively, of the market capitalization of the Index.

The Fund will not directly short the securities of issuers contained in the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse of the performance (-1x) of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index falls.

Estimated Fund Returns

Index Performance		One year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -20% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -35.1% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 26.95%. The Index’s highest January to January volatility rate during the five -year period was 43.01% (January 31, 2009). The Index’s annualized performance for the five-year period ended December 31, 2012 was 5.89%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure(i.e.,-1x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2008): 18.11%; Worst Quarter (ended 03/31/2012): -18.09%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively manage and monitor their investments, as frequently as daily.
PROFUND VP SHORT NASDAQ-100 | ProFund VP Short NASDAQ-100
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.89%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	574
5 Years	rr_ExpenseExampleYear05	1,002
10 Years	rr_ExpenseExampleYear10	2,195
2003	rr_AnnualReturn2003	(37.31%)
2004	rr_AnnualReturn2004	(11.11%)
2005	rr_AnnualReturn2005	0.81%
2006	rr_AnnualReturn2006	(1.31%)
2007	rr_AnnualReturn2007	(11.60%)
2008	rr_AnnualReturn2008	48.16%
2009	rr_AnnualReturn2009	(40.66%)
2010	rr_AnnualReturn2010	(21.18%)
2011	rr_AnnualReturn2011	(10.48%)
2012	rr_AnnualReturn2012	(18.79%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.09%)
One Year	rr_AverageAnnualReturnYear01	(18.79%)
Five Years	rr_AverageAnnualReturnYear05	(12.81%)
Ten Years	rr_AverageAnnualReturnYear10	(13.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
PROFUND VP SHORT NASDAQ-100 | NASDAQ-100�� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.35%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.89%	[2]
Ten Years	rr_AverageAnnualReturnYear10	11.12%	[2]

[1]	ProFund Advisors LLC (���ProFund Advisors��� or the ���Advisor���) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP SHORT INTERNATIONAL
ProFund VP Short International

Important Information About the Fund
ProFund VP Short International (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the MSCI EAFE Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The percentage change of the Fund’s net asset value (“NAV”) per share each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day. This is due primarily to the time difference in determining the level of the Index (11:30 a.m., Eastern Time) and valuation of the Fund (4:00 p.m., Eastern Time).

Because of differences in trading hours between U.S. and foreign markets and because the level of the Index may be determined using prices obtained at times other than the Fund’s NAV calculation time, correlation to the Index will generally be measured by comparing the daily change in the Fund’s NAV per share to the performance of one or more U.S. exchange-traded securities or financial instruments that reflect the values of the securities underlying the Index as of the Fund’s NAV calculation time. Due to the above, the percentage change of the Fund’s NAV per share each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day.

The Fund is different from most funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

The Fund determines its success in meeting this investment objective by comparing its daily return on a given day with the inverse (-1x) of the daily performance of MSCI EAFE futures contracts traded in the United States.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP SHORT INTERNATIONAL ProFund VP Short International
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.00%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		2.00%
Fee Waivers/Reimbursements	[1]	(0.32%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP SHORT INTERNATIONAL ProFund VP Short International	171	597	1,048	2,302

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of January 31, 2012, the Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of January 31, 2013, the Index included companies with capitalizations between $615.4 million and $226.3 billion. The average capitalization of the companies comprising the Index was approximately $12.6 billion. The Index is published under the Bloomberg ticker symbol “MXEA.”

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the inverse of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the financial services industry group, which comprised approximately 25% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse of the performance (-1x) of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -20% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -35.1% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks —  Correlation Risk” below.

The Index’s annualized historical volatility rate for the five-year period ended January 31, 2013 was 24.27%. The Index’s highest January to January volatility rate during the five -year period was 35.95% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was -3.21%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure(i.e., - 1x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

Exposure to Asian Investments Risk — The Fund is generally exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Asia. Such risks include, but are not limited to (i) political, economic, or social instability in certain countries in the region; (ii) a heightened risk of nationalization of companies or other forms of governmental market interference; (iii) exposure to less liquid and more volatile securities markets; (iv) natural disasters more likely to occur in particular Asian countries; (v) heightened exposure to foreign currency risks (e.g., restrictions on the flow of foreign currency, currency devaluations, and volatility in currency prices); and (vi) long running border disputes and other conflicts among Asian countries. While the realization of certain of these risks may benefit the fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Exposure to European Investments Risk — The Economic and Monetary Union of the European Union (the “EU”) requires member countries to comply with restrictions on inflation rates, interest rates, deficits, debt levels and fiscal and monetary controls. As a result, each EU member country may be significantly affected by EU policies and may be highly dependent on the economies of its fellow members. The European financial markets have experienced significant volatility recently and several EU member countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several EU member countries have experienced credit rating downgrades, rising government debt levels and, for certain EU member countries (including Greece, Spain, Portugal, Ireland and Italy), weakness in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may have a significant adverse effect on the affected EU member country, issuers in the affected EU member country, the economies of other EU member countries, their trading partners or other European countries. Such events, or even the threat of such events, may cause the value of debt issued by issuers in such European countries to fall, in some cases drastically. These events may also cause continued volatility in the European financial markets. To the extent that the Fund’s assets are exposed to investments from issuers in EU member countries, their trading partners, or other European countries, these events may impact the performance of the Fund. Certain European countries are not members of the EU or may participate in the EU to varying degrees (the United Kingdom, for example, does not utilize the euro). Such countries are also subject to political, economic, regulatory and other risks of their own, which may be very different than those of the EU member countries discussed above. While the realization of certain of these risks may benefit the Fund because the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. For instance, recent issues associated with the euro may have adverse effects on non-U.S. investments generally and in currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may subject the Fund to increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Valuation Risk — In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio assets that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern Time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31

Best Quarter (ended 09/30/2011): 20.38%; Worst Quarter (ended 06/30/2009): -21.41%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP SHORT INTERNATIONAL		One Year	Five Years	Since Inception	Inception Date
ProFund VP Short International		(20.15%)	(7.75%)	(7.64%)	Aug 31, 2007
MSCI EAFE Index	[1]	17.90%	(3.21%)	(2.38%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively manage and monitor their investments, as frequently as daily.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP SHORT INTERNATIONAL
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Short International

Important Information About the Fund
ProFund VP Short International (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the MSCI EAFE Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The percentage change of the Fund’s net asset value (“NAV”) per share each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day. This is due primarily to the time difference in determining the level of the Index (11:30 a.m., Eastern Time) and valuation of the Fund (4:00 p.m., Eastern Time).

Because of differences in trading hours between U.S. and foreign markets and because the level of the Index may be determined using prices obtained at times other than the Fund’s NAV calculation time, correlation to the Index will generally be measured by comparing the daily change in the Fund’s NAV per share to the performance of one or more U.S. exchange-traded securities or financial instruments that reflect the values of the securities underlying the Index as of the Fund’s NAV calculation time. Due to the above, the percentage change of the Fund’s NAV per share each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day.

		The Fund is different from most funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

		The Fund determines its success in meeting this investment objective by comparing its daily return on a given day with the inverse (-1x) of the daily performance of MSCI EAFE futures contracts traded in the United States.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index includes 85% of free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of January 31, 2012, the Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of January 31, 2013, the Index included companies with capitalizations between $615.4 million and $226.3 billion. The average capitalization of the companies comprising the Index was approximately $12.6 billion. The Index is published under the Bloomberg ticker symbol “MXEA.”

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the inverse of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the financial services industry group, which comprised approximately 25% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse of the performance (-1x) of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -20% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -35.1% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks —  Correlation Risk” below.

The Index’s annualized historical volatility rate for the five-year period ended January 31, 2013 was 24.27%. The Index’s highest January to January volatility rate during the five -year period was 35.95% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was -3.21%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure(i.e., - 1x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

Exposure to Asian Investments Risk — The Fund is generally exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Asia. Such risks include, but are not limited to (i) political, economic, or social instability in certain countries in the region; (ii) a heightened risk of nationalization of companies or other forms of governmental market interference; (iii) exposure to less liquid and more volatile securities markets; (iv) natural disasters more likely to occur in particular Asian countries; (v) heightened exposure to foreign currency risks (e.g., restrictions on the flow of foreign currency, currency devaluations, and volatility in currency prices); and (vi) long running border disputes and other conflicts among Asian countries. While the realization of certain of these risks may benefit the fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Exposure to European Investments Risk — The Economic and Monetary Union of the European Union (the “EU”) requires member countries to comply with restrictions on inflation rates, interest rates, deficits, debt levels and fiscal and monetary controls. As a result, each EU member country may be significantly affected by EU policies and may be highly dependent on the economies of its fellow members. The European financial markets have experienced significant volatility recently and several EU member countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several EU member countries have experienced credit rating downgrades, rising government debt levels and, for certain EU member countries (including Greece, Spain, Portugal, Ireland and Italy), weakness in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may have a significant adverse effect on the affected EU member country, issuers in the affected EU member country, the economies of other EU member countries, their trading partners or other European countries. Such events, or even the threat of such events, may cause the value of debt issued by issuers in such European countries to fall, in some cases drastically. These events may also cause continued volatility in the European financial markets. To the extent that the Fund’s assets are exposed to investments from issuers in EU member countries, their trading partners, or other European countries, these events may impact the performance of the Fund. Certain European countries are not members of the EU or may participate in the EU to varying degrees (the United Kingdom, for example, does not utilize the euro). Such countries are also subject to political, economic, regulatory and other risks of their own, which may be very different than those of the EU member countries discussed above. While the realization of certain of these risks may benefit the Fund because the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. For instance, recent issues associated with the euro may have adverse effects on non-U.S. investments generally and in currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may subject the Fund to increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Valuation Risk — In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio assets that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.

Valuation Time Risk — The Fund typically values its portfolio at 4:00 p.m. (Eastern Time). In certain cases, foreign securities markets close before such time or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund may vary, perhaps significantly, from the daily performance, or multiple thereof, of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 09/30/2011): 20.38%; Worst Quarter (ended 06/30/2009): -21.41%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively manage and monitor their investments, as frequently as daily.
PROFUND VP SHORT INTERNATIONAL | ProFund VP Short International
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.00%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.00%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	597
5 Years	rr_ExpenseExampleYear05	1,048
10 Years	rr_ExpenseExampleYear10	2,302
2008	rr_AnnualReturn2008	38.23%
2009	rr_AnnualReturn2009	(30.28%)
2010	rr_AnnualReturn2010	(14.69%)
2011	rr_AnnualReturn2011	1.80%
2012	rr_AnnualReturn2012	(20.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.41%)
One Year	rr_AverageAnnualReturnYear01	(20.15%)
Five Years	rr_AverageAnnualReturnYear05	(7.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
PROFUND VP SHORT INTERNATIONAL | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.90%	[2]
Five Years	rr_AverageAnnualReturnYear05	(3.21%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.38%)	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

PROFUND VP SHORT EMERGING MARKETS
ProFund VP Short Emerging Markets

Important Information About the Fund
The ProFund VP Short Emerging Markets (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of The Bank of New York Mellon Emerging Markets 50 ADR® Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP SHORT EMERGING MARKETS ProFund VP Short Emerging Markets
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.06%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		2.06%
Fee Waivers/Reimbursements	[1]	(0.38%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP SHORT EMERGING MARKETS ProFund VP Short Emerging Markets	171	609	1,074	2,359

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted Index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on the NASDAQ Stock Market. Securities eligible for inclusion in the Index are evaluated to ensure their overall consistency with the character, design and purpose of the Index, which is to further its use as an effective benchmark. Decisions regarding additions to and removals from the Index are guided by certain pre-existing objective criteria. The Index is maintained by The Bank of New York Mellon. The Index currently consists of the following emerging market countries: Brazil, Korea, Mexico, Taiwan, China, South Africa, India, Russia, Indonesia and Chile. As of January 31, 2013, the Index included companies with capitalizations between $8.1 billion and $269.6 billion. The average capitalization of the companies comprising the Index was approximately $53.0 billion. The Index is published under the Bloomberg ticker symbol “BKTEM.”

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the inverse of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse of the performance (-1x) of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -20% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -35.1% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five-year period ended January 31, 2013 was 37.62%. The Index’s highest January to January volatility rate during the five-year period was 64.61% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was -3.56%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure(i.e., -1x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

Exposure to Asian Investments Risk — The Fund is generally exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Asia. Such risks include, but are not limited to (i) political, economic, or social instability in certain countries in the region; (ii) a heightened risk of nationalization of companies or other forms of governmental market interference; (iii) exposure to less liquid and more volatile securities markets; (iv) natural disasters more likely to occur in particular Asian countries; (v) heightened exposure to foreign currency risks (e.g., restrictions on the flow of foreign currency, currency devaluations, and volatility in currency prices); and (vi) long running border disputes and other conflicts among Asian countries. While the realization of certain of these risks may benefit the fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. For instance, recent issues associated with the euro may have adverse effects on non-U.S. investments generally and in currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may subject the Fund to increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund’s foreign investments will be in developing or “emerging market” countries, all the aforementioned factors are heightened and foreign investments risk is higher.

Exposure to Latin American Investments Risk — The Fund is generally exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Latin American countries (in particular, Brazil). Such risks include, but are not limited to (i) political, economic, or social instability in certain Latin American countries; (ii) a heightened risk of high inflation and government deficits in certain Latin American countries; (iii) natural disasters particularly likely to occur in Latin America; (iv) heightened risk of currency devaluations; (v) risks associated with Latin American countries’ significant dependence on the health of the U.S. economy; and (vi) risks associated with Latin American economies’ sensitivity to fluctuations in the price of commodities such as oil and gas, minerals, and metals (resulting from those economies’ heavy reliance on the export of such commodities). While the realization of certain of these risks may benefit the fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31

Best Quarter (ended 09/30/2008): 25.99%; Worst Quarter (ended 06/30/2009): -24.90%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP SHORT EMERGING MARKETS		One Year	Five Years	Since Inception	Inception Date
ProFund VP Short Emerging Markets		(13.04%)	(11.85%)	(14.50%)	Aug 31, 2007
Bank of New York Mellon Emerging Markets 50 ADR�� Index	[1]	8.60%	(3.56%)	(0.23%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively manage and monitor their investments, as frequently as daily.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP SHORT EMERGING MARKETS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Short Emerging Markets

Important Information About the Fund
The ProFund VP Short Emerging Markets (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of The Bank of New York Mellon Emerging Markets 50 ADR® Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

		The Fund is different from most funds in that it seeks returns inverse to the Index and only on a daily basis. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as the inverse (-1x) of the daily return of the Index. The Index is a free float-adjusted, market capitalization-weighted Index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on the NASDAQ Stock Market. Securities eligible for inclusion in the Index are evaluated to ensure their overall consistency with the character, design and purpose of the Index, which is to further its use as an effective benchmark. Decisions regarding additions to and removals from the Index are guided by certain pre-existing objective criteria. The Index is maintained by The Bank of New York Mellon. The Index currently consists of the following emerging market countries: Brazil, Korea, Mexico, Taiwan, China, South Africa, India, Russia, Indonesia and Chile. As of January 31, 2013, the Index included companies with capitalizations between $8.1 billion and $269.6 billion. The average capitalization of the companies comprising the Index was approximately $53.0 billion. The Index is published under the Bloomberg ticker symbol “BKTEM.”

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of the inverse (-1x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the inverse of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the inverse (-1x) of the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from the inverse (-1x) of the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends or interest paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than the inverse of the performance (-1x) of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Inverse (-1x) of the One Year Index	10%	25%	50%	75%	100%

-60%	60%	147.5%	134.9%	94.7%	42.4%	-8.0%

-50%	50%	98.0%	87.9%	55.8%	14.0%	-26.4%

-40%	40%	65.0%	56.6%	29.8%	-5.0%	-38.7%

-30%	30%	41.4%	34.2%	11.3%	-18.6%	-47.4%

-20%	20%	23.8%	17.4%	-2.6%	-28.8%	-54.0%

-10%	10%	10.0%	4.4%	-13.5%	-36.7%	-59.1%

0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%

10%	-10%	-10.0%	-14.6%	-29.2%	-48.2%	-66.6%

20%	-20%	-17.5%	-21.7%	-35.1%	-52.5%	-69.3%

30%	-30%	-23.8%	-27.7%	-40.1%	-56.2%	-71.7%

40%	-40%	-29.3%	-32.9%	-44.4%	-59.3%	-73.7%

50%	-50%	-34.0%	-37.4%	-48.1%	-62.0%	-75.5%

60%	-60%	-38.1%	-41.3%	-51.3%	-64.4%	-77.0%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -20% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -35.1% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five-year period ended January 31, 2013 was 37.62%. The Index’s highest January to January volatility rate during the five-year period was 64.61% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was -3.56%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure(i.e., -1x) to the Index at the end of each day and the likelihood of being materially over- or under-exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to the inverse (-1x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

Exposure to Asian Investments Risk — The Fund is generally exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Asia. Such risks include, but are not limited to (i) political, economic, or social instability in certain countries in the region; (ii) a heightened risk of nationalization of companies or other forms of governmental market interference; (iii) exposure to less liquid and more volatile securities markets; (iv) natural disasters more likely to occur in particular Asian countries; (v) heightened exposure to foreign currency risks (e.g., restrictions on the flow of foreign currency, currency devaluations, and volatility in currency prices); and (vi) long running border disputes and other conflicts among Asian countries. While the realization of certain of these risks may benefit the fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. For instance, recent issues associated with the euro may have adverse effects on non-U.S. investments generally and in currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

While the realization of certain of these risks may benefit the Fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may subject the Fund to increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Because the Fund’s foreign investments will be in developing or “emerging market” countries, all the aforementioned factors are heightened and foreign investments risk is higher.

Exposure to Latin American Investments Risk — The Fund is generally exposed, to a greater extent than more geographically diversified funds, to risks associated with investments in Latin American countries (in particular, Brazil). Such risks include, but are not limited to (i) political, economic, or social instability in certain Latin American countries; (ii) a heightened risk of high inflation and government deficits in certain Latin American countries; (iii) natural disasters particularly likely to occur in Latin America; (iv) heightened risk of currency devaluations; (v) risks associated with Latin American countries’ significant dependence on the health of the U.S. economy; and (vi) risks associated with Latin American economies’ sensitivity to fluctuations in the price of commodities such as oil and gas, minerals, and metals (resulting from those economies’ heavy reliance on the export of such commodities). While the realization of certain of these risks may benefit the fund because the Fund seeks investment results that correspond to the inverse (-1x) of the Index, such occurrences may introduce more volatility to the Fund.

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse exposure consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 09/30/2008): 25.99%; Worst Quarter (ended 06/30/2009): -24.90%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse results (i.e., -1x). Shareholders should actively manage and monitor their investments, as frequently as daily.
PROFUND VP SHORT EMERGING MARKETS | ProFund VP Short Emerging Markets
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.06%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.06%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	609
5 Years	rr_ExpenseExampleYear05	1,074
10 Years	rr_ExpenseExampleYear10	2,359
2008	rr_AnnualReturn2008	32.23%
2009	rr_AnnualReturn2009	(48.71%)
2010	rr_AnnualReturn2010	(18.42%)
2011	rr_AnnualReturn2011	10.66%
2012	rr_AnnualReturn2012	(13.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.90%)
One Year	rr_AverageAnnualReturnYear01	(13.04%)
Five Years	rr_AverageAnnualReturnYear05	(11.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
PROFUND VP SHORT EMERGING MARKETS | Bank of New York Mellon Emerging Markets 50 ADR�� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.60%	[2]
Five Years	rr_AverageAnnualReturnYear05	(3.56%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.23%)	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

PROFUND VP ULTRASHORT DOW 30
ProFund VP UltraShort Dow 30

Important Information About the Fund
ProFund VP UltraShort Dow 30 (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times the inverse (-2x) of the return of the Dow Jones Industrial AverageSM (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls. Longer holding periods, higher index volatility, inverse exposure and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP ULTRASHORT DOW 30 ProFund VP UltraShort Dow 30
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.80%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		2.80%
Fee Waivers/Reimbursements	[1]	(1.12%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP ULTRASHORT DOW 30 ProFund VP UltraShort Dow 30	171	762	1,380	3,047

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as two times the inverse (-2x) of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria; except that, components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, be of interest to a large number of investors and accurately represent the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks; instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates the replacement of one component, the entire Index is reviewed. As of January 31, 2013, the Index included companies with capitalizations between $9.4 billion and $410.2 billion. The average capitalization of the companies comprising the Index was approximately $136.9 billion. The Index is published under the Bloomberg ticker symbol “INDU.”

The types of derivatives that the Fund will principally invest are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of two times the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of a multiple of the inverse of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times the inverse (-2x) of the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage.

The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of two times the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than two times the inverse (-2x) of the performance of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Two Times the Inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 23.52%. The Index’s highest January to January volatility rate during the five-year period was 37.65% (January 31, 2009). The Index’s annualized performance for the five-year period ended December 31, 2012 was 2.62%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure (i.e., -2x) to the Index at the end of each day and the likelihood of being materially over- or under- exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to two times the inverse (-2x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 03/31/2009): 17.68%; Worst Quarter (ended 09/30/2009):-26.38%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP ULTRASHORT DOW 30		One Year	Five Years	Since Inception	Inception Date
ProFund VP UltraShort Dow 30		(23.27%)	(22.86%)	(21.69%)	Sep 14, 2006
Dow Jones Industrial Average���	[1]	10.24%	2.62%	4.86%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively manage and monitor their investments, as frequently as daily.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP ULTRASHORT DOW 30
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP UltraShort Dow 30

Important Information About the Fund
ProFund VP UltraShort Dow 30 (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times the inverse (-2x) of the return of the Dow Jones Industrial AverageSM (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls. Longer holding periods, higher index volatility, inverse exposure and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

		The Fund is different from most funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as two times the inverse (-2x) of the daily return of the Index. The Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria; except that, components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, be of interest to a large number of investors and accurately represent the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks; instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates the replacement of one component, the entire Index is reviewed. As of January 31, 2013, the Index included companies with capitalizations between $9.4 billion and $410.2 billion. The average capitalization of the companies comprising the Index was approximately $136.9 billion. The Index is published under the Bloomberg ticker symbol “INDU.”

The types of derivatives that the Fund will principally invest are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of two times the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of a multiple of the inverse of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times the inverse (-2x) of the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage.

The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of two times the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than two times the inverse (-2x) of the performance of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Two Times the Inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 23.52%. The Index’s highest January to January volatility rate during the five-year period was 37.65% (January 31, 2009). The Index’s annualized performance for the five-year period ended December 31, 2012 was 2.62%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure (i.e., -2x) to the Index at the end of each day and the likelihood of being materially over- or under- exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to two times the inverse (-2x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 03/31/2009): 17.68%; Worst Quarter (ended 09/30/2009):-26.38%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively manage and monitor their investments, as frequently as daily.
PROFUND VP ULTRASHORT DOW 30 | ProFund VP UltraShort Dow 30
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.80%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.80%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	762
5 Years	rr_ExpenseExampleYear05	1,380
10 Years	rr_ExpenseExampleYear10	3,047
2007	rr_AnnualReturn2007	(10.16%)
2008	rr_AnnualReturn2008	39.37%
2009	rr_AnnualReturn2009	(46.08%)
2010	rr_AnnualReturn2010	(33.73%)
2011	rr_AnnualReturn2011	(28.50%)
2012	rr_AnnualReturn2012	(23.27%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.38%)
One Year	rr_AverageAnnualReturnYear01	(23.27%)
Five Years	rr_AverageAnnualReturnYear05	(22.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	(21.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 14, 2006
PROFUND VP ULTRASHORT DOW 30 | Dow Jones Industrial Average���
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.24%	[2]
Five Years	rr_AverageAnnualReturnYear05	2.62%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

PROFUND VP ULTRASHORT NASDAQ-100
ProFund VP UltraShort NASDAQ-100

Important Information About the Fund
ProFund VP UltraShort NASDAQ-100 (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times the inverse (-2x) of the return of the NASDAQ-100® Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls. Longer holding periods, higher index volatility, inverse exposure and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

The Fund is different from most funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP ULTRASHORT NASDAQ-100 ProFund VP UltraShort NASDAQ-100
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.01%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		2.01%
Fee Waivers/Reimbursements	[1]	(0.33%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP ULTRASHORT NASDAQ-100 ProFund VP UltraShort NASDAQ-100	171	599	1,052	2,311

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as two times the inverse (-2x) of the daily return of the Index. The Index, a modified market capitalization weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. As of January 31, 2013, the Index included companies with capitalizations between $1.9 billion and $427.7 billion. The average capitalization of the companies comprising the Index was approximately $34.1 billion. The Index is published under the Bloomberg ticker symbol “NDX.”

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of two times the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of a multiple of the inverse of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times the inverse (-2x) of the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the telecommunications and the technology industry groups, which comprised approximately 30% and 46%, respectively, of the market capitalization of the Index.

The Fund will not directly short the securities of issuers contained in the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage.

The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of two times the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than two times the inverse (-2x) of the performance of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Two Times the Inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 26.95%. The Index’s highest January to January volatility rate during the five -year period was 43.01% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was 5.89%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure (i.e., -2x) to the Index at the end of each day and the likelihood of being materially over- or under- exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to two times the inverse (-2x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to two times the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to two times the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 03/31/2008): 31.31%; Worst Quarter (ended 03/31/2012): -33.10%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP ULTRASHORT NASDAQ-100		One Year	Five Years	Since Inception	Inception Date
ProFund VP UltraShort NASDAQ-100		(35.22%)	(27.94%)	(28.14%)	Sep 14, 2006
NASDAQ-100�� Index	[1]	18.35%	5.89%	8.97%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively manage and monitor their investments, as frequently as daily.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP ULTRASHORT NASDAQ-100
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP UltraShort NASDAQ-100

Important Information About the Fund
ProFund VP UltraShort NASDAQ-100 (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times the inverse (-2x) of the return of the NASDAQ-100® Index (the “Index”) for that period. For periods longer than a single day, the Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls. Longer holding periods, higher index volatility, inverse exposure and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.

		The Fund is different from most funds in that it seeks inverse leveraged returns relative to the Index and only on a daily basis. The Fund also is riskier than similarly benchmarked funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as two times the inverse (-2x) of the daily return of the Index. The Index, a modified market capitalization weighted index, includes 100 of the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. As of January 31, 2013, the Index included companies with capitalizations between $1.9 billion and $427.7 billion. The average capitalization of the companies comprising the Index was approximately $34.1 billion. The Index is published under the Bloomberg ticker symbol “NDX.”

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Futures Contracts — A standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of two times the inverse (-2x) of the Index. The Fund may gain inverse exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of a multiple of the inverse of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the Index has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times the inverse (-2x) of the return of the Index over the same period. The Fund will lose money when the level of the Index is flat over time, and it is possible that the Fund will lose money over time even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the telecommunications and the technology industry groups, which comprised approximately 30% and 46%, respectively, of the market capitalization of the Index.

The Fund will not directly short the securities of issuers contained in the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage.

The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of two times the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Index performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than two times the inverse (-2x) of the performance of the Index. For periods longer than a single day, the Fund will lose money when the level of the Index is flat and can even lose money when the level of the Index falls.

Estimated Fund Returns

Index Performance		One Year Volatility Rate
One Year Index	Two Times the Inverse (-2x) of the One Year Index	10%	25%	50%	75%	100%

-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%

-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%

-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%

-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%

-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%

-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%

0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%

10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%

20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%

30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%

40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%

50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%

60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the Fund could be expected to return -67.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Index’s annualized historical volatility rate for the five -year period ended January 31, 2013 was 26.95%. The Index’s highest January to January volatility rate during the five -year period was 43.01% (January 31, 2009). The Index’s annualized performance for the five -year period ended December 31, 2012 was 5.89%.

Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the underlying Index may differ from the volatility of the Index.

For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Index may prevent the Fund from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure (i.e., -2x) to the Index at the end of each day and the likelihood of being materially over- or under- exposed is higher on days when the Index level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease. As a fund seeking investment results that correspond to two times the inverse (-2x) of the Index, the Fund’s performance will generally decrease when market conditions cause the level of the Index to rise.

Inverse Correlation Risk — Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to two times the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors. While the realization of certain of the risks faced by these companies may benefit the Fund because the Fund seeks investment results that correspond to two times the inverse (-2x) of the Index, such occurrences may introduce more volatility to the Fund.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 03/31/2008): 31.31%; Worst Quarter (ended 03/31/2012): -33.10%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -2x). Shareholders should actively manage and monitor their investments, as frequently as daily.
PROFUND VP ULTRASHORT NASDAQ-100 | ProFund VP UltraShort NASDAQ-100
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.01%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.01%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	599
5 Years	rr_ExpenseExampleYear05	1,052
10 Years	rr_ExpenseExampleYear10	2,311
2007	rr_AnnualReturn2007	(26.92%)
2008	rr_AnnualReturn2008	82.06%
2009	rr_AnnualReturn2009	(64.10%)
2010	rr_AnnualReturn2010	(41.02%)
2011	rr_AnnualReturn2011	(22.18%)
2012	rr_AnnualReturn2012	(35.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.10%)
One Year	rr_AverageAnnualReturnYear01	(35.22%)
Five Years	rr_AverageAnnualReturnYear05	(27.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	(28.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 14, 2006
PROFUND VP ULTRASHORT NASDAQ-100 | NASDAQ-100�� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.35%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.89%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.97%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

PROFUND VP BANKS
ProFund VP Banks
Investment Objective
ProFund VP Banks (“the Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BanksSM Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP BANKS ProFund VP Banks
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.98%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.98%
Fee Waivers/Reimbursements	[1]	(0.30%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP BANKS ProFund VP Banks	171	592	1,040	2,282

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 786% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include, among others, regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans and money transmissions. As of January 31, 2013, the Index included companies with capitalizations between $795.6 million and $178.8 billion. The average capitalization of the companies comprising the Index was approximately $13.3 billion. The Index is published under the Bloomberg ticker symbol “DJUSBK.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the financial services industry group, which comprised approximately 100% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, includ-ing but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 06/30/2009): 35.55%; Worst Quarter (ended 03/31/2009): -38.71%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP BANKS		One Year	Five Years	Ten Years	Inception Date
ProFund VP Banks		33.40%	(11.65%)	(4.18%)	May 1, 2002
S&P 500��	[1]	16.00%	1.66%	7.10%
Dow Jones U.S. Banks��� Index	[1]	36.00%	(9.32%)	(1.74%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP BANKS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Banks
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Banks (“the Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BanksSM Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 786% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	786.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the banking sector of the U.S. equity market. Component companies include, among others, regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans and money transmissions. As of January 31, 2013, the Index included companies with capitalizations between $795.6 million and $178.8 billion. The average capitalization of the companies comprising the Index was approximately $13.3 billion. The Index is published under the Bloomberg ticker symbol “DJUSBK.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the financial services industry group, which comprised approximately 100% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the financial services industry group, which comprised approximately 100% of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, includ-ing but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2009): 35.55%; Worst Quarter (ended 03/31/2009): -38.71%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP BANKS | ProFund VP Banks
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.98%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	592
5 Years	rr_ExpenseExampleYear05	1,040
10 Years	rr_ExpenseExampleYear10	2,282
2003	rr_AnnualReturn2003	29.39%
2004	rr_AnnualReturn2004	11.77%
2005	rr_AnnualReturn2005	(0.15%)
2006	rr_AnnualReturn2006	15.41%
2007	rr_AnnualReturn2007	(27.27%)
2008	rr_AnnualReturn2008	(46.91%)
2009	rr_AnnualReturn2009	(4.24%)
2010	rr_AnnualReturn2010	8.34%
2011	rr_AnnualReturn2011	(26.75%)
2012	rr_AnnualReturn2012	33.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.71%)
One Year	rr_AverageAnnualReturnYear01	33.40%
Five Years	rr_AverageAnnualReturnYear05	(11.65%)
Ten Years	rr_AverageAnnualReturnYear10	(4.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
PROFUND VP BANKS | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]
PROFUND VP BANKS | Dow Jones U.S. Banks��� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	36.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	(9.32%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	(1.74%)	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP BASIC MATERIALS
ProFund VP Basic Materials
Investment Objective
ProFund VP Basic Materials (“the Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP BASIC MATERIALS ProFund VP Basic Materials
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.88%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.88%
Fee Waivers/Reimbursements	[1]	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP BASIC MATERIALS ProFund VP Basic Materials	171	571	998	2,185

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 56% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal. As of January 31, 2013, the Index included companies with capitalizations between $712.7 million and $44.2 billion. The average capitalization of the companies comprising the Index was approximately $7.8 billion. The Index is published under the Bloomberg ticker symbol “DJUSBM.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the basic materials industry group, which comprised approximately 100% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Basic Materials Industry Risk — The Fund is subject to risks faced by companies in the basic materials economic sector to the same extent as the Index is so concentrated, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; the possibility that production of industrial materials will exceed demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 09/30/2009): 26.13%; Worst Quarter (ended 12/31/2008): -34.96%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP BASIC MATERIALS		One Year	Five Years	Ten Years	Inception Date
ProFund VP Basic Materials		8.49%	(1.43%)	7.63%	May 1, 2002
S&P 500��	[1]	16.00%	1.66%	7.10%
Dow Jones U.S. Basic Materials��� Index	[1]	10.49%	0.21%	9.78%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP BASIC MATERIALS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Basic Materials
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Basic Materials (“the Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 56% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal. As of January 31, 2013, the Index included companies with capitalizations between $712.7 million and $44.2 billion. The average capitalization of the companies comprising the Index was approximately $7.8 billion. The Index is published under the Bloomberg ticker symbol “DJUSBM.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the basic materials industry group, which comprised approximately 100% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the basic materials industry group, which comprised approximately 100% of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Basic Materials Industry Risk — The Fund is subject to risks faced by companies in the basic materials economic sector to the same extent as the Index is so concentrated, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; the possibility that production of industrial materials will exceed demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 09/30/2009): 26.13%; Worst Quarter (ended 12/31/2008): -34.96%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP BASIC MATERIALS | ProFund VP Basic Materials
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.88%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	571
5 Years	rr_ExpenseExampleYear05	998
10 Years	rr_ExpenseExampleYear10	2,185
2003	rr_AnnualReturn2003	31.58%
2004	rr_AnnualReturn2004	10.22%
2005	rr_AnnualReturn2005	2.44%
2006	rr_AnnualReturn2006	15.48%
2007	rr_AnnualReturn2007	30.71%
2008	rr_AnnualReturn2008	(51.42%)
2009	rr_AnnualReturn2009	62.38%
2010	rr_AnnualReturn2010	29.69%
2011	rr_AnnualReturn2011	(16.15%)
2012	rr_AnnualReturn2012	8.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.96%)
One Year	rr_AverageAnnualReturnYear01	8.49%
Five Years	rr_AverageAnnualReturnYear05	(1.43%)
Ten Years	rr_AverageAnnualReturnYear10	7.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
PROFUND VP BASIC MATERIALS | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]
PROFUND VP BASIC MATERIALS | Dow Jones U.S. Basic Materials��� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.49%	[2]
Five Years	rr_AverageAnnualReturnYear05	0.21%	[2]
Ten Years	rr_AverageAnnualReturnYear10	9.78%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP BIOTECHNOLOGY
ProFund VP Biotechnology
Investment Objective
ProFund VP Biotechnology (“the Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BiotechnologySM Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP BIOTECHNOLOGY ProFund VP Biotechnology
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.79%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.79%
Fee Waivers/Reimbursements	[1]	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC (���ProFund Advisors��� or the ���Advisor���) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP BIOTECHNOLOGY ProFund VP Biotechnology	171	553	959	2,096

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 336% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies engage in research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools. As of January 31, 2013, the Index included companies with capitalizations between $962.7 million and $65.5 billion. The average capitalization of the companies comprising the Index was approximately $14.0 billion. The Index is published under the Bloomberg ticker symbol “DJUSBT.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the biotechnology industry group, which comprised approximately 100% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Biotechnology Industry Risk — The Fund is subject to risks faced by companies in the biotechnology economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulations and restrictions imposed by the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Health Care Industry Risk — The Fund is subject to risks faced by companies in the healthcare economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; the difficulty healthcare providers may have obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets and financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Pharmaceuticals Industry Risk — The Fund is subject to the risks faced by companies in the pharmaceuticals economic sector to the same extent as the Index is so concentrated, including: securities prices may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on their price and availability; heavy spending on research and development for products and services that may not prove commercially successful or may become obsolete quickly; liability for products that are later alleged to be harmful or unsafe may be substantial, which may have a significant impact on market value and/or securities prices; adverse effects from government regulation, world events and economic conditions; and market, economic and political risks of the countries where pharmaceutical companies are located or do business. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 06/30/2003): 22.16%; Worst Quarter (ended 06/30/2010): -15.48%
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP BIOTECHNOLOGY		One Year	Five Years	Ten Years	Inception Date
ProFund VP Biotechnology		40.71%	10.73%	11.18%	Jan 22, 2001
S&P 500��	[1]	16.00%	1.66%	7.10%
Dow Jones U.S. Biotechnology��� Index	[1]	43.44%	12.67%	13.41%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP BIOTECHNOLOGY
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Biotechnology
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Biotechnology (“the Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BiotechnologySM Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 336% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	336.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies engage in research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools. As of January 31, 2013, the Index included companies with capitalizations between $962.7 million and $65.5 billion. The average capitalization of the companies comprising the Index was approximately $14.0 billion. The Index is published under the Bloomberg ticker symbol “DJUSBT.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the biotechnology industry group, which comprised approximately 100% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the biotechnology industry group, which comprised approximately 100% of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Biotechnology Industry Risk — The Fund is subject to risks faced by companies in the biotechnology economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulations and restrictions imposed by the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Health Care Industry Risk — The Fund is subject to risks faced by companies in the healthcare economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; the difficulty healthcare providers may have obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets and financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Pharmaceuticals Industry Risk — The Fund is subject to the risks faced by companies in the pharmaceuticals economic sector to the same extent as the Index is so concentrated, including: securities prices may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on their price and availability; heavy spending on research and development for products and services that may not prove commercially successful or may become obsolete quickly; liability for products that are later alleged to be harmful or unsafe may be substantial, which may have a significant impact on market value and/or securities prices; adverse effects from government regulation, world events and economic conditions; and market, economic and political risks of the countries where pharmaceutical companies are located or do business. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2003): 22.16%; Worst Quarter (ended 06/30/2010): -15.48%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP BIOTECHNOLOGY | ProFund VP Biotechnology
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.79%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	553
5 Years	rr_ExpenseExampleYear05	959
10 Years	rr_ExpenseExampleYear10	2,096
2003	rr_AnnualReturn2003	39.78%
2004	rr_AnnualReturn2004	9.73%
2005	rr_AnnualReturn2005	19.24%
2006	rr_AnnualReturn2006	(4.10%)
2007	rr_AnnualReturn2007	(1.15%)
2008	rr_AnnualReturn2008	1.84%
2009	rr_AnnualReturn2009	3.72%
2010	rr_AnnualReturn2010	5.10%
2011	rr_AnnualReturn2011	6.56%
2012	rr_AnnualReturn2012	40.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.48%)
One Year	rr_AverageAnnualReturnYear01	40.71%
Five Years	rr_AverageAnnualReturnYear05	10.73%
Ten Years	rr_AverageAnnualReturnYear10	11.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 22, 2001
PROFUND VP BIOTECHNOLOGY | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]
PROFUND VP BIOTECHNOLOGY | Dow Jones U.S. Biotechnology��� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	43.44%	[2]
Five Years	rr_AverageAnnualReturnYear05	12.67%	[2]
Ten Years	rr_AverageAnnualReturnYear10	13.41%	[2]

[1]	ProFund Advisors LLC (���ProFund Advisors��� or the ���Advisor���) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP CONSUMER GOODS
ProFund VP Consumer Goods
Investment Objective
ProFund VP Consumer Goods (“the Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP CONSUMER GOODS ProFund VP Consumer Goods
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.87%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.87%
Fee Waivers/Reimbursements	[1]	(0.19%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP CONSUMER GOODS ProFund VP Consumer Goods	171	569	993	2,175

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 104% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the consumer goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear. As of January 31, 2013, the Index included companies with capitalizations between $912.4 million and $205.5 billion. The average capitalization of the companies comprising the Index was approximately $13.9 billion. The Index is published under the Bloomberg ticker symbol “DJUSNC.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the consumer goods industry group, which comprised approximately 100% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods that could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 06/30/2009): 14.17%; Worst Quarter (ended 12/31/2008): -18.83%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP CONSUMER GOODS		One Year	Five Years	Ten Years	Inception Date
ProFund VP Consumer Goods		10.86%	4.39%	6.84%	May 1, 2002
S&P 500��	[1]	16.00%	1.66%	7.10%
Dow Jones U.S. Consumer Goods Index	[1]	12.80%	6.18%	9.33%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP CONSUMER GOODS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Consumer Goods
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Consumer Goods (“the Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 104% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the consumer goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear. As of January 31, 2013, the Index included companies with capitalizations between $912.4 million and $205.5 billion. The average capitalization of the companies comprising the Index was approximately $13.9 billion. The Index is published under the Bloomberg ticker symbol “DJUSNC.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the consumer goods industry group, which comprised approximately 100% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the consumer goods industry group, which comprised approximately 100% of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Consumer Goods Industry Risk — The Fund is subject to risks faced by companies in the consumer goods economic sector to the same extent as the Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods that could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2009): 14.17%; Worst Quarter (ended 12/31/2008): -18.83%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP CONSUMER GOODS | ProFund VP Consumer Goods
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.87%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	569
5 Years	rr_ExpenseExampleYear05	993
10 Years	rr_ExpenseExampleYear10	2,175
2003	rr_AnnualReturn2003	18.46%
2004	rr_AnnualReturn2004	9.26%
2005	rr_AnnualReturn2005	(0.37%)
2006	rr_AnnualReturn2006	12.62%
2007	rr_AnnualReturn2007	7.60%
2008	rr_AnnualReturn2008	(26.71%)
2009	rr_AnnualReturn2009	21.57%
2010	rr_AnnualReturn2010	17.36%
2011	rr_AnnualReturn2011	6.94%
2012	rr_AnnualReturn2012	10.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.83%)
One Year	rr_AverageAnnualReturnYear01	10.86%
Five Years	rr_AverageAnnualReturnYear05	4.39%
Ten Years	rr_AverageAnnualReturnYear10	6.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
PROFUND VP CONSUMER GOODS | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]
PROFUND VP CONSUMER GOODS | Dow Jones U.S. Consumer Goods Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.80%	[2]
Five Years	rr_AverageAnnualReturnYear05	6.18%	[2]
Ten Years	rr_AverageAnnualReturnYear10	9.33%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP CONSUMER SERVICES
ProFund VP Consumer Services
Investment Objective
ProFund VP Consumer Services (“the Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP CONSUMER SERVICES ProFund VP Consumer Services
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.91%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.91%
Fee Waivers/Reimbursements	[1]	(0.23%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC (���ProFund Advisors��� or the ���Advisor���) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP CONSUMER SERVICES ProFund VP Consumer Services	171	578	1,010	2,214

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 182% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the consumer services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. As of January 31, 2013, the Index included companies with capitalizations between $742.7 million and $117.0 billion. The average capitalization of the companies comprising the Index was approximately $11.1 billion. The Index is published under the Bloomberg ticker symbol “DJUSCY.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the consumer services industry group, which comprised approximately 100% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Consumer Services Industry Risk — The Fund is subject to risks faced by companies in the consumer services industry to the same extent as the Index is so concentrated, including: the fact that securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes which can affect the success of consumer products. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 09/30/2009): 17.70%; Worst Quarter (ended 12/31/2008): -19.39%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP CONSUMER SERVICES		One Year	Five Years	Ten Years	Inception Date
ProFund VP Consumer Services		22.10%	7.01%	6.49%	May 1, 2002
S&P 500��	[1]	16.00%	1.66%	7.10%
Dow Jones U.S. Consumer Services��� Index	[1]	24.17%	8.76%	8.77%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP CONSUMER SERVICES
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Consumer Services
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Consumer Services (“the Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 182% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	182.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the consumer services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. As of January 31, 2013, the Index included companies with capitalizations between $742.7 million and $117.0 billion. The average capitalization of the companies comprising the Index was approximately $11.1 billion. The Index is published under the Bloomberg ticker symbol “DJUSCY.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the consumer services industry group, which comprised approximately 100% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the consumer services industry group, which comprised approximately 100% of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Consumer Services Industry Risk — The Fund is subject to risks faced by companies in the consumer services industry to the same extent as the Index is so concentrated, including: the fact that securities prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes which can affect the success of consumer products. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 09/30/2009): 17.70%; Worst Quarter (ended 12/31/2008): -19.39%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP CONSUMER SERVICES | ProFund VP Consumer Services
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.91%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	578
5 Years	rr_ExpenseExampleYear05	1,010
10 Years	rr_ExpenseExampleYear10	2,214
2003	rr_AnnualReturn2003	26.80%
2004	rr_AnnualReturn2004	7.61%
2005	rr_AnnualReturn2005	(4.67%)
2006	rr_AnnualReturn2006	12.00%
2007	rr_AnnualReturn2007	(8.24%)
2008	rr_AnnualReturn2008	(31.38%)
2009	rr_AnnualReturn2009	30.80%
2010	rr_AnnualReturn2010	21.39%
2011	rr_AnnualReturn2011	5.50%
2012	rr_AnnualReturn2012	22.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.39%)
One Year	rr_AverageAnnualReturnYear01	22.10%
Five Years	rr_AverageAnnualReturnYear05	7.01%
Ten Years	rr_AverageAnnualReturnYear10	6.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
PROFUND VP CONSUMER SERVICES | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]
PROFUND VP CONSUMER SERVICES | Dow Jones U.S. Consumer Services��� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.17%	[2]
Five Years	rr_AverageAnnualReturnYear05	8.76%	[2]
Ten Years	rr_AverageAnnualReturnYear10	8.77%	[2]

[1]	ProFund Advisors LLC (���ProFund Advisors��� or the ���Advisor���) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP FINANCIALS
ProFund VP Financials
Investment Objective
ProFund VP Financials (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP FINANCIALS ProFund VP Financials
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.91%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.91%
Fee Waivers/Reimbursements	[1]	(0.23%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP FINANCIALS ProFund VP Financials	171	578	1,010	2,214

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 124% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include, among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly, in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of January 31, 2013, the Index included companies with capitalizations between $795.6 million and $178.8 billion. The average capitalization of the companies comprising the Index was approximately $10.7 billion. The Index is published under the Bloomberg ticker symbol “DJUSFN.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the financial services industry group, which comprised approximately 100% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2009): 28.83%; Worst Quarter (ended 12/31/2008): -33.08%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP FINANCIALS		One Year	Five Years	Ten Years	Inception Date
ProFund VP Financials		24.73%	(7.47%)	(0.48%)	Jan 22, 2001
S&P 500��	[1]	16.00%	1.66%	7.10%
Dow Jones U.S. Financials��� Index	[1]	26.85%	(6.26%)	1.29%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP FINANCIALS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Financials
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Financials (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 124% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the financial services sector of the U.S. equity market. Component companies include, among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly, in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. As of January 31, 2013, the Index included companies with capitalizations between $795.6 million and $178.8 billion. The average capitalization of the companies comprising the Index was approximately $10.7 billion. The Index is published under the Bloomberg ticker symbol “DJUSFN.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the financial services industry group, which comprised approximately 100% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the financial services industry group, which comprised approximately 100% of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Financial Services Industry Risk — The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 28.83%; Worst Quarter (ended 12/31/2008): -33.08%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP FINANCIALS | ProFund VP Financials
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.91%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	578
5 Years	rr_ExpenseExampleYear05	1,010
10 Years	rr_ExpenseExampleYear10	2,214
2003	rr_AnnualReturn2003	28.99%
2004	rr_AnnualReturn2004	10.34%
2005	rr_AnnualReturn2005	3.98%
2006	rr_AnnualReturn2006	17.35%
2007	rr_AnnualReturn2007	(19.11%)
2008	rr_AnnualReturn2008	(50.54%)
2009	rr_AnnualReturn2009	15.01%
2010	rr_AnnualReturn2010	10.93%
2011	rr_AnnualReturn2011	(13.83%)
2012	rr_AnnualReturn2012	24.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.08%)
One Year	rr_AverageAnnualReturnYear01	24.73%
Five Years	rr_AverageAnnualReturnYear05	(7.47%)
Ten Years	rr_AverageAnnualReturnYear10	(0.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 22, 2001
PROFUND VP FINANCIALS | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]
PROFUND VP FINANCIALS | Dow Jones U.S. Financials��� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.85%	[2]
Five Years	rr_AverageAnnualReturnYear05	(6.26%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	1.29%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP HEALTH CARE
ProFund VP Health Care
Investment Objective
ProFund VP Health Care (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP HEALTH CARE ProFund VP Health Care
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.81%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.81%
Fee Waivers/Reimbursements	[1]	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP HEALTH CARE ProFund VP Health Care	171	557	968	2,116

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 85% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of January 31, 2013, the Index included companies with capitalizations between $905.4 million and $204.8 billion. The average capitalization of the companies comprising the Index was approximately $15.4 billion. The Index is published under the Bloomberg ticker symbol “DJUSHC.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the health care industry group, which comprised approximately 100% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Biotechnology Industry Risk — The Fund is subject to risks faced by companies in the biotechnology economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulations and restrictions imposed by the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Health Care Industry Risk — The Fund is subject to risks faced by companies in the healthcare economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; the difficulty healthcare providers may have obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets and financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Pharmaceuticals Industry Risk — The Fund is subject to the risks faced by companies in the pharmaceuticals economic sector to the same extent as the Index is so concentrated, including: securities prices may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on their price and availability; heavy spending on research and development for products and services that may not prove commercially successful or may become obsolete quickly; liability for products that are later alleged to be harmful or unsafe may be substantial, which may have a significant impact on market value and/or securities prices; adverse effects from government regulation, world events and economic conditions; and market, economic and political risks of the countries where pharmaceutical companies are located or do business. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 06/30/2003): 10.74%; Worst Quarter (ended 12/31/2008) :-13.81%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP HEALTH CARE		One Year	Five Years	Ten Years	Inception Date
ProFund VP Health Care		17.41%	3.77%	5.57%	Jan 22, 2001
S&P 500��	[1]	16.00%	1.66%	7.10%
Dow Jones U.S. Health Care��� Index	[1]	19.26%	5.53%	7.44%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP HEALTH CARE
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Health Care
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Health Care (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 85% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as return of the Index. The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. As of January 31, 2013, the Index included companies with capitalizations between $905.4 million and $204.8 billion. The average capitalization of the companies comprising the Index was approximately $15.4 billion. The Index is published under the Bloomberg ticker symbol “DJUSHC.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the health care industry group, which comprised approximately 100% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the health care industry group, which comprised approximately 100% of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Biotechnology Industry Risk — The Fund is subject to risks faced by companies in the biotechnology economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of such rights; risks of new technologies and competitive pressures; large expenditures on research and development of products or services that may not prove commercially successful or may become obsolete quickly; regulations and restrictions imposed by the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Health Care Industry Risk — The Fund is subject to risks faced by companies in the healthcare economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; the difficulty healthcare providers may have obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets and financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Pharmaceuticals Industry Risk — The Fund is subject to the risks faced by companies in the pharmaceuticals economic sector to the same extent as the Index is so concentrated, including: securities prices may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on their price and availability; heavy spending on research and development for products and services that may not prove commercially successful or may become obsolete quickly; liability for products that are later alleged to be harmful or unsafe may be substantial, which may have a significant impact on market value and/or securities prices; adverse effects from government regulation, world events and economic conditions; and market, economic and political risks of the countries where pharmaceutical companies are located or do business. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2003): 10.74%; Worst Quarter (ended 12/31/2008) :-13.81%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP HEALTH CARE | ProFund VP Health Care
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.81%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	557
5 Years	rr_ExpenseExampleYear05	968
10 Years	rr_ExpenseExampleYear10	2,116
2003	rr_AnnualReturn2003	17.42%
2004	rr_AnnualReturn2004	2.36%
2005	rr_AnnualReturn2005	6.02%
2006	rr_AnnualReturn2006	5.25%
2007	rr_AnnualReturn2007	6.58%
2008	rr_AnnualReturn2008	(24.29%)
2009	rr_AnnualReturn2009	19.56%
2010	rr_AnnualReturn2010	2.84%
2011	rr_AnnualReturn2011	10.11%
2012	rr_AnnualReturn2012	17.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.81%)
One Year	rr_AverageAnnualReturnYear01	17.41%
Five Years	rr_AverageAnnualReturnYear05	3.77%
Ten Years	rr_AverageAnnualReturnYear10	5.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 22, 2001
PROFUND VP HEALTH CARE | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]
PROFUND VP HEALTH CARE | Dow Jones U.S. Health Care��� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.26%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.53%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.44%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP INDUSTRIALS
ProFund VP Industrials
Investment Objective
ProFund VP Industrials (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP INDUSTRIALS ProFund VP Industrials
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.94%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.94%
Fee Waivers/Reimbursements	[1]	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP INDUSTRIALS ProFund VP Industrials	171	584	1,023	2,243

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 141% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment and aerospace. As of January 31, 2013, the Index included companies with capitalizations between $679.1 million and $233.6 billion. The average capitalization of the companies comprising the Index was approximately $8.7 billion. The Index is published under the Bloomberg ticker symbol “DJUSIN.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the industrials industry group, which comprised approximately 100% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Industrial Sector Risk — The Fund is subject to risks faced by companies in the industrial economic sector to the same extent as the Index is so concentrated, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 09/30/2009): 20.65%; Worst Quarter (ended 12/31/2008): -24.74%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP INDUSTRIALS		One Year	Five Years	Ten Years	Inception Date
ProFund VP Industrials		15.80%	0.78%	6.80%	May 1, 2002
S&P 500��	[1]	16.00%	1.66%	7.10%
Dow Jones U.S. Industrials��� Index	[1]	17.87%	2.35%	9.05%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP INDUSTRIALS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Industrials
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Industrials (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 141% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment and aerospace. As of January 31, 2013, the Index included companies with capitalizations between $679.1 million and $233.6 billion. The average capitalization of the companies comprising the Index was approximately $8.7 billion. The Index is published under the Bloomberg ticker symbol “DJUSIN.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the industrials industry group, which comprised approximately 100% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the industrials industry group, which comprised approximately 100% of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Industrial Sector Risk — The Fund is subject to risks faced by companies in the industrial economic sector to the same extent as the Index is so concentrated, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 09/30/2009): 20.65%; Worst Quarter (ended 12/31/2008): -24.74%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP INDUSTRIALS | ProFund VP Industrials
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.94%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	584
5 Years	rr_ExpenseExampleYear05	1,023
10 Years	rr_ExpenseExampleYear10	2,243
2003	rr_AnnualReturn2003	28.40%
2004	rr_AnnualReturn2004	13.22%
2005	rr_AnnualReturn2005	2.44%
2006	rr_AnnualReturn2006	11.66%
2007	rr_AnnualReturn2007	11.72%
2008	rr_AnnualReturn2008	(40.49%)
2009	rr_AnnualReturn2009	24.10%
2010	rr_AnnualReturn2010	23.75%
2011	rr_AnnualReturn2011	(1.79%)
2012	rr_AnnualReturn2012	15.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.74%)
One Year	rr_AverageAnnualReturnYear01	15.80%
Five Years	rr_AverageAnnualReturnYear05	0.78%
Ten Years	rr_AverageAnnualReturnYear10	6.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
PROFUND VP INDUSTRIALS | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]
PROFUND VP INDUSTRIALS | Dow Jones U.S. Industrials��� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.87%	[2]
Five Years	rr_AverageAnnualReturnYear05	2.35%	[2]
Ten Years	rr_AverageAnnualReturnYear10	9.05%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP INTERNET
ProFund VP Internet
Investment Objective
ProFund VP Internet (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones InternetSM Composite Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP INTERNET ProFund VP Internet
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.93%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.93%
Fee Waivers/Reimbursements	[1]	(0.25%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP INTERNET ProFund VP Internet	171	582	1,019	2,234

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above , affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 189% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the internet. The Index is composed of two sub-groups: Internet Commerce, which includes companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a website, and Internet Services, which includes companies that derive the majority of their revenues from providing access to the internet or providing services to people using the internet. As of January 31, 2013, the Index included companies with capitalizations between $341.3 million and $4.3 billion. The average capitalization of the companies comprising the Index was approximately $1.1 billion. The Index is published under the Bloomberg ticker symbol “DJINET.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the internet industry group, which comprised approximately 100% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Internet Industry Risk — The Fund is subject to risks faced by companies in the Internet economic sector to the same extent as the Index is so concentrated, including: heavy spending on research and development for products or services that may not prove commercially successful or may become obsolete quickly; adverse effects from greater governmental regulation as compared to companies in other sectors, changes in governmental policies and the need for regulatory approvals; risks of new technologies and competitive pressures, heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of these rights; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain hold-ings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 06/30/2003): 36.22%; Worst Quarter (ended 12/31/2008): -26.09%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP INTERNET		One Year	Five Years	Ten Years	Inception Date
ProFund VP Internet		19.76%	8.09%	14.34%	May 1, 2002
S&P 500��	[1]	16.00%	1.66%	7.10%
Dow Jones Internet��� Composite Index	[1]	21.63%	9.94%	16.42%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP INTERNET
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Internet
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Internet (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones InternetSM Composite Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above , affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 189% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	189.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the internet. The Index is composed of two sub-groups: Internet Commerce, which includes companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a website, and Internet Services, which includes companies that derive the majority of their revenues from providing access to the internet or providing services to people using the internet. As of January 31, 2013, the Index included companies with capitalizations between $341.3 million and $4.3 billion. The average capitalization of the companies comprising the Index was approximately $1.1 billion. The Index is published under the Bloomberg ticker symbol “DJINET.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the internet industry group, which comprised approximately 100% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the internet industry group, which comprised approximately 100% of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Internet Industry Risk — The Fund is subject to risks faced by companies in the Internet economic sector to the same extent as the Index is so concentrated, including: heavy spending on research and development for products or services that may not prove commercially successful or may become obsolete quickly; adverse effects from greater governmental regulation as compared to companies in other sectors, changes in governmental policies and the need for regulatory approvals; risks of new technologies and competitive pressures, heavy dependence on patents and intellectual property rights, with profitability affected by the loss or impairment of these rights; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain hold-ings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2003): 36.22%; Worst Quarter (ended 12/31/2008): -26.09%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP INTERNET | ProFund VP Internet
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.93%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	1,019
10 Years	rr_ExpenseExampleYear10	2,234
2003	rr_AnnualReturn2003	77.99%
2004	rr_AnnualReturn2004	21.26%
2005	rr_AnnualReturn2005	7.44%
2006	rr_AnnualReturn2006	1.36%
2007	rr_AnnualReturn2007	10.19%
2008	rr_AnnualReturn2008	(44.83%)
2009	rr_AnnualReturn2009	77.28%
2010	rr_AnnualReturn2010	35.27%
2011	rr_AnnualReturn2011	(6.91%)
2012	rr_AnnualReturn2012	19.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.09%)
One Year	rr_AverageAnnualReturnYear01	19.76%
Five Years	rr_AverageAnnualReturnYear05	8.09%
Ten Years	rr_AverageAnnualReturnYear10	14.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
PROFUND VP INTERNET | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]
PROFUND VP INTERNET | Dow Jones Internet��� Composite Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.63%	[2]
Five Years	rr_AverageAnnualReturnYear05	9.94%	[2]
Ten Years	rr_AverageAnnualReturnYear10	16.42%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP OIL & GAS
ProFund VP Oil & Gas
Investment Objective
ProFund VP Oil & Gas (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & GasSM Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP OIL & GAS ProFund VP Oil & Gas
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.86%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.86%
Fee Waivers/Reimbursements	[1]	(0.18%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC (���ProFund Advisors��� or the ���Advisor���) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP OIL & GAS ProFund VP Oil & Gas	171	567	989	2,165

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 68% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers. As of January 31, 2013, the Index included companies with capitalizations between $403.9 million and $410.2 billion. The average capitalization of the companies comprising the Index was approximately $18.7 billion. The Index is published under the Bloomberg ticker symbol “DJUSEN.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the oil and gas industry group, which comprised approximately 100% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Energy Industry Risk — The Fund is subject to risks faced by companies in the energy economic sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Oil Equipment, Services and Distribution Industry Risk — The Fund is subject to the risks faced by companies in the oil drilling equipment and services economic sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide oil exploration and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where oil companies are located or do business; lower demand for oil-related products due to changes in consumer demands, warmer winters and energy efficiency; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2010): 20.60%; Worst Quarter (ended 09/30/2008): -25.75%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP OIL & GAS		One Year	Five Years	Ten Years	Inception Date
ProFund VP Oil & Gas		2.90%	(2.04%)	11.59%	Jan 22, 2001
S&P 500��	[1]	16.00%	1.66%	7.10%
Dow Jones U.S. Oil & Gas��� Index	[1]	4.71%	(0.35%)	13.77%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP OIL & GAS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Oil & Gas
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Oil & Gas (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & GasSM Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 68% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers. As of January 31, 2013, the Index included companies with capitalizations between $403.9 million and $410.2 billion. The average capitalization of the companies comprising the Index was approximately $18.7 billion. The Index is published under the Bloomberg ticker symbol “DJUSEN.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the oil and gas industry group, which comprised approximately 100% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the oil and gas industry group, which comprised approximately 100% of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Energy Industry Risk — The Fund is subject to risks faced by companies in the energy economic sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Oil Equipment, Services and Distribution Industry Risk — The Fund is subject to the risks faced by companies in the oil drilling equipment and services economic sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide oil exploration and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where oil companies are located or do business; lower demand for oil-related products due to changes in consumer demands, warmer winters and energy efficiency; and risk for environmental damage claims. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2010): 20.60%; Worst Quarter (ended 09/30/2008): -25.75%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP OIL & GAS | ProFund VP Oil & Gas
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.86%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	567
5 Years	rr_ExpenseExampleYear05	989
10 Years	rr_ExpenseExampleYear10	2,165
2003	rr_AnnualReturn2003	22.27%
2004	rr_AnnualReturn2004	29.36%
2005	rr_AnnualReturn2005	31.31%
2006	rr_AnnualReturn2006	20.63%
2007	rr_AnnualReturn2007	32.48%
2008	rr_AnnualReturn2008	(36.95%)
2009	rr_AnnualReturn2009	15.50%
2010	rr_AnnualReturn2010	17.76%
2011	rr_AnnualReturn2011	2.25%
2012	rr_AnnualReturn2012	2.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.75%)
One Year	rr_AverageAnnualReturnYear01	2.90%
Five Years	rr_AverageAnnualReturnYear05	(2.04%)
Ten Years	rr_AverageAnnualReturnYear10	11.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 22, 2001
PROFUND VP OIL & GAS | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]
PROFUND VP OIL & GAS | Dow Jones U.S. Oil & Gas��� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.71%	[2]
Five Years	rr_AverageAnnualReturnYear05	(0.35%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	13.77%	[2]

[1]	ProFund Advisors LLC (���ProFund Advisors��� or the ���Advisor���) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP PHARMACEUTICALS
ProFund VP Pharmaceuticals
Investment Objective
ProFund VP Pharmaceuticals (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. PharmaceuticalsSM Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP PHARMACEUTICALS ProFund VP Pharmaceuticals
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.85%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.85%
Fee Waivers/Reimbursements	[1]	(0.17%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP PHARMACEUTICALS ProFund VP Pharmaceuticals	171	565	985	2,155

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 351% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. Component companies include, among others, the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies. As of January 31, 2013, the Index included companies with capitalizations between $905.4 million and $204.8 billion. The average capitalization of the companies comprising the Index was approximately $33.6 billion. The Index is published under the Bloomberg ticker symbol “DJUSPR.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the pharmaceuticals industry group, which comprised approximately 100% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Health Care Industry Risk — The Fund is subject to risks faced by companies in the healthcare economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; the difficulty healthcare providers may have obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets and financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Pharmaceuticals Industry Risk — The Fund is subject to the risks faced by companies in the pharmaceuticals economic sector to the same extent as the Index is so concentrated, including: securities prices may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on their price and availability; heavy spending on research and development for products and services that may not prove commercially successful or may become obsolete quickly; liability for products that are later alleged to be harmful or unsafe may be substantial, which may have a significant impact on market value and/or securities prices; adverse effects from government regulation, world events and economic conditions; and market, economic and political risks of the countries where pharmaceutical companies are located or do business. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2011): 12.03%; Worst Quarter (ended 03/31/2008): -11.97%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP PHARMACEUTICALS		One Year	Five Years	Ten Years	Inception Date
ProFund VP Pharmaceuticals		11.86%	4.19%	2.66%	May 1, 2002
S&P 500��	[1]	16.00%	1.66%	7.10%
Dow Jones U.S. Pharmaceuticals��� Index	[1]	13.90%	6.11%	4.73%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP PHARMACEUTICALS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Pharmaceuticals
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Pharmaceuticals (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. PharmaceuticalsSM Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 351% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	351.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. Component companies include, among others, the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies. As of January 31, 2013, the Index included companies with capitalizations between $905.4 million and $204.8 billion. The average capitalization of the companies comprising the Index was approximately $33.6 billion. The Index is published under the Bloomberg ticker symbol “DJUSPR.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the pharmaceuticals industry group, which comprised approximately 100% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the pharmaceuticals industry group, which comprised approximately 100% of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Health Care Industry Risk — The Fund is subject to risks faced by companies in the healthcare economic sector to the same extent as the Index is so concentrated, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; long and costly process for obtaining new product approval by the Food and Drug Administration; the difficulty healthcare providers may have obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets and financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Pharmaceuticals Industry Risk — The Fund is subject to the risks faced by companies in the pharmaceuticals economic sector to the same extent as the Index is so concentrated, including: securities prices may fluctuate widely due to government regulation and approval of products and services, which can have a significant effect on their price and availability; heavy spending on research and development for products and services that may not prove commercially successful or may become obsolete quickly; liability for products that are later alleged to be harmful or unsafe may be substantial, which may have a significant impact on market value and/or securities prices; adverse effects from government regulation, world events and economic conditions; and market, economic and political risks of the countries where pharmaceutical companies are located or do business. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2011): 12.03%; Worst Quarter (ended 03/31/2008): -11.97%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP PHARMACEUTICALS | ProFund VP Pharmaceuticals
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.85%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	565
5 Years	rr_ExpenseExampleYear05	985
10 Years	rr_ExpenseExampleYear10	2,155
2003	rr_AnnualReturn2003	5.60%
2004	rr_AnnualReturn2004	(9.22%)
2005	rr_AnnualReturn2005	(3.82%)
2006	rr_AnnualReturn2006	12.18%
2007	rr_AnnualReturn2007	2.32%
2008	rr_AnnualReturn2008	(19.51%)
2009	rr_AnnualReturn2009	16.90%
2010	rr_AnnualReturn2010	0.48%
2011	rr_AnnualReturn2011	16.13%
2012	rr_AnnualReturn2012	11.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.97%)
One Year	rr_AverageAnnualReturnYear01	11.86%
Five Years	rr_AverageAnnualReturnYear05	4.19%
Ten Years	rr_AverageAnnualReturnYear10	2.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
PROFUND VP PHARMACEUTICALS | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]
PROFUND VP PHARMACEUTICALS | Dow Jones U.S. Pharmaceuticals��� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.90%	[2]
Five Years	rr_AverageAnnualReturnYear05	6.11%	[2]
Ten Years	rr_AverageAnnualReturnYear10	4.73%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP PRECIOUS METALS
ProFund VP Precious Metals
Investment Objective
ProFund VP Precious Metals (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP PRECIOUS METALS ProFund VP Precious Metals
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.83%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.83%
Fee Waivers/Reimbursements	[1]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP PRECIOUS METALS ProFund VP Precious Metals	171	561	976	2,136

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the precious metals mining industry. Component companies include, among others, leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours. It is a float-adjusted, market-capitalization weighted index. As of January 31, 2013, the Index included companies with capitalizations between $258.1 million and 33.4 billion. The average capitalization of the companies comprising the Index was approximately $12.0 billion. The Index is published under the Bloomberg ticker symbol “DJUSPM.”

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major financial global institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the precious metals industry group, which comprised approximately 100% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. For instance, recent issues associated with the euro may have adverse effects on non-U.S. investments generally and in currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may subject the Fund to increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or from credit risk relating to that counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Precious Metals Industry Risk — The Fund is subject to risks faced by companies in the gold, silver and platinum mining economic sector to the same extent as the Index is so concentrated, including: wide fluctuations in the prices of precious metals due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand; adverse effects from government regulation, world events and economic conditions; market, economic and political risks of the countries where precious metals companies are located or do business; thin capitalization and limited product lines, markets, financial resources or personnel; and the possible illiquidity of certain of the securities represented in the Index, which may limit the ability to dispose of these securities quickly at fair value when ProFund Advisors deems it desirable to do so. In addition, illiquid securities may be more difficult to value than liquid securities, and typically entail higher transaction expenses. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 09/30/2007): 25.55%; Worst Quarter (ended 09/30/2008): -32.44%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP PRECIOUS METALS		One Year	Five Years	Ten Years	Inception Date
ProFund VP Precious Metals		(14.55%)	(2.97%)	6.00%	May 1, 2002
S&P 500��	[1]	16.00%	1.66%	7.10%
Dow Jones Precious Metals��� Index	[1]	(12.76%)	(0.82%)	8.60%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP PRECIOUS METALS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Precious Metals
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Precious Metals (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the precious metals mining industry. Component companies include, among others, leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours. It is a float-adjusted, market-capitalization weighted index. As of January 31, 2013, the Index included companies with capitalizations between $258.1 million and 33.4 billion. The average capitalization of the companies comprising the Index was approximately $12.0 billion. The Index is published under the Bloomberg ticker symbol “DJUSPM.”

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major financial global institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities or financial instruments not contained in the Index, with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the precious metals industry group, which comprised approximately 100% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the precious metals industry group, which comprised approximately 100% of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Exposure to Foreign Currency Risk — Investments denominated in foreign currencies are exposed to risk factors in addition to those associated with investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. For instance, recent issues associated with the euro may have adverse effects on non-U.S. investments generally and in currency markets. A U.S. dollar investment in Depositary Receipts or ordinary shares of foreign issuers traded on U.S. exchanges is subject to foreign currency risk.

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may subject the Fund to increased risk. Various factors related to foreign investments may negatively impact the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or from credit risk relating to that counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Precious Metals Industry Risk — The Fund is subject to risks faced by companies in the gold, silver and platinum mining economic sector to the same extent as the Index is so concentrated, including: wide fluctuations in the prices of precious metals due to changes in inflation or inflation expectations or currency fluctuations, speculation, and worldwide demand; adverse effects from government regulation, world events and economic conditions; market, economic and political risks of the countries where precious metals companies are located or do business; thin capitalization and limited product lines, markets, financial resources or personnel; and the possible illiquidity of certain of the securities represented in the Index, which may limit the ability to dispose of these securities quickly at fair value when ProFund Advisors deems it desirable to do so. In addition, illiquid securities may be more difficult to value than liquid securities, and typically entail higher transaction expenses. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or from credit risk relating to that counterparty than a diversified fund might be. The risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 09/30/2007): 25.55%; Worst Quarter (ended 09/30/2008): -32.44%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP PRECIOUS METALS | ProFund VP Precious Metals
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.83%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	561
5 Years	rr_ExpenseExampleYear05	976
10 Years	rr_ExpenseExampleYear10	2,136
2003	rr_AnnualReturn2003	39.23%
2004	rr_AnnualReturn2004	(9.92%)
2005	rr_AnnualReturn2005	26.30%
2006	rr_AnnualReturn2006	7.36%
2007	rr_AnnualReturn2007	22.46%
2008	rr_AnnualReturn2008	(30.76%)
2009	rr_AnnualReturn2009	35.33%
2010	rr_AnnualReturn2010	32.93%
2011	rr_AnnualReturn2011	(19.21%)
2012	rr_AnnualReturn2012	(14.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.44%)
One Year	rr_AverageAnnualReturnYear01	(14.55%)
Five Years	rr_AverageAnnualReturnYear05	(2.97%)
Ten Years	rr_AverageAnnualReturnYear10	6.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
PROFUND VP PRECIOUS METALS | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]
PROFUND VP PRECIOUS METALS | Dow Jones Precious Metals��� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.76%)	[2]
Five Years	rr_AverageAnnualReturnYear05	(0.82%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	8.60%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP REAL ESTATE
ProFund VP Real Estate
Investment Objective
ProFund VP Real Estate (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real EstateSM Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP REAL ESTATE ProFund VP Real Estate
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.84%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.84%
Fee Waivers/Reimbursements	[1]	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC (���ProFund Advisors��� or the ���Advisor���) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP REAL ESTATE ProFund VP Real Estate	171	563	981	2,145

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 290% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development companies and those that focus on the management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. As of January 31, 2013, the Index included companies with capitalizations between $938.0 million and $49.5 billion. The average capitalization of the companies comprising the Index was approximately $6.3 billion. The Index is published under the Bloomberg ticker symbol “DJUSRE.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the real estate industry group, which comprised approximately 100% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Real Estate Industry Risk — The Fund is subject to risks faced by companies in the real estate industry to the same extent as the Index is so concentrated, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; a failure to comply with the federal tax requirements affecting REITs which could subject a REIT to federal income taxation; and the risk that the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 09/30/2009): 32.09%; Worst Quarter (ended 12/31/2008): -38.94%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP REAL ESTATE		One Year	Five Years	Ten Years	Inception Date
ProFund VP Real Estate		17.17%	2.83%	8.27%	Jan 22, 2001
S&P 500��	[1]	16.00%	1.66%	7.10%
Dow Jones U.S. Real Estate��� Index	[1]	18.93%	4.65%	10.61%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP REAL ESTATE
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Real Estate
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Real Estate (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real EstateSM Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 290% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	290.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the real estate sector of the U.S. equity market. Component companies include real estate holding and development companies and those that focus on the management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in industrial, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. As of January 31, 2013, the Index included companies with capitalizations between $938.0 million and $49.5 billion. The average capitalization of the companies comprising the Index was approximately $6.3 billion. The Index is published under the Bloomberg ticker symbol “DJUSRE.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the real estate industry group, which comprised approximately 100% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the real estate industry group, which comprised approximately 100% of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Real Estate Industry Risk — The Fund is subject to risks faced by companies in the real estate industry to the same extent as the Index is so concentrated, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; a failure to comply with the federal tax requirements affecting REITs which could subject a REIT to federal income taxation; and the risk that the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 09/30/2009): 32.09%; Worst Quarter (ended 12/31/2008): -38.94%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP REAL ESTATE | ProFund VP Real Estate
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.84%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	563
5 Years	rr_ExpenseExampleYear05	981
10 Years	rr_ExpenseExampleYear10	2,145
2003	rr_AnnualReturn2003	33.15%
2004	rr_AnnualReturn2004	27.20%
2005	rr_AnnualReturn2005	6.75%
2006	rr_AnnualReturn2006	32.49%
2007	rr_AnnualReturn2007	(19.61%)
2008	rr_AnnualReturn2008	(41.25%)
2009	rr_AnnualReturn2009	27.90%
2010	rr_AnnualReturn2010	24.69%
2011	rr_AnnualReturn2011	4.75%
2012	rr_AnnualReturn2012	17.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.94%)
One Year	rr_AverageAnnualReturnYear01	17.17%
Five Years	rr_AverageAnnualReturnYear05	2.83%
Ten Years	rr_AverageAnnualReturnYear10	8.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 22, 2001
PROFUND VP REAL ESTATE | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]
PROFUND VP REAL ESTATE | Dow Jones U.S. Real Estate��� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.93%	[2]
Five Years	rr_AverageAnnualReturnYear05	4.65%	[2]
Ten Years	rr_AverageAnnualReturnYear10	10.61%	[2]

[1]	ProFund Advisors LLC (���ProFund Advisors��� or the ���Advisor���) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP SEMICONDUCTOR
ProFund VP Semiconductor
Investment Objective
ProFund VP Semiconductor (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP SEMICONDUCTOR ProFund VP Semiconductor
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.09%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		2.09%
Fee Waivers/Reimbursements	[1]	(0.41%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP SEMICONDUCTOR ProFund VP Semiconductor	171	615	1,086	2,388

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 821% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards. As of January 31, 2013, the Index included companies with capitalizations between $822.9 million and $104.6 billion. The average capitalization of the companies comprising the Index was approximately $8.0 billion. The Index is published under the Bloomberg ticker symbol “DJUSSC.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the semiconductor industry group, which comprised approximately 100% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Semiconductors Industry Risk — The Fund is subject to risks faced by companies in the semiconductor industry to the same extent as the Index is so concentrated, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuation in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 06/30/2003): 25.22%; Worst Quarter (ended 12/31/2008): -27.07%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP SEMICONDUCTOR		One Year	Five Years	Ten Years	Inception Date
ProFund VP Semiconductor		(4.17%)	(3.15%)	2.86%	May 1, 2002
S&P 500��	[1]	16.00%	1.66%	7.10%
Dow Jones U.S. Semiconductors��� Index	[1]	(2.26%)	(1.61%)	4.99%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP SEMICONDUCTOR
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Semiconductor
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Semiconductor (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 821% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	821.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards. As of January 31, 2013, the Index included companies with capitalizations between $822.9 million and $104.6 billion. The average capitalization of the companies comprising the Index was approximately $8.0 billion. The Index is published under the Bloomberg ticker symbol “DJUSSC.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the semiconductor industry group, which comprised approximately 100% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the semiconductor industry group, which comprised approximately 100% of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Semiconductors Industry Risk — The Fund is subject to risks faced by companies in the semiconductor industry to the same extent as the Index is so concentrated, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuation in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2003): 25.22%; Worst Quarter (ended 12/31/2008): -27.07%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP SEMICONDUCTOR | ProFund VP Semiconductor
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.09%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	615
5 Years	rr_ExpenseExampleYear05	1,086
10 Years	rr_ExpenseExampleYear10	2,388
2003	rr_AnnualReturn2003	88.32%
2004	rr_AnnualReturn2004	(23.54%)
2005	rr_AnnualReturn2005	8.64%
2006	rr_AnnualReturn2006	(7.09%)
2007	rr_AnnualReturn2007	7.08%
2008	rr_AnnualReturn2008	(49.79%)
2009	rr_AnnualReturn2009	63.99%
2010	rr_AnnualReturn2010	12.40%
2011	rr_AnnualReturn2011	(3.90%)
2012	rr_AnnualReturn2012	(4.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.07%)
One Year	rr_AverageAnnualReturnYear01	(4.17%)
Five Years	rr_AverageAnnualReturnYear05	(3.15%)
Ten Years	rr_AverageAnnualReturnYear10	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
PROFUND VP SEMICONDUCTOR | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]
PROFUND VP SEMICONDUCTOR | Dow Jones U.S. Semiconductors��� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.26%)	[2]
Five Years	rr_AverageAnnualReturnYear05	(1.61%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	4.99%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP TECHNOLOGY
ProFund VP Technology Important Information About the Fund
Investment Objective
ProFund VP Technology (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TechnologySM Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP TECHNOLOGY ProFund VP Technology
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.81%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.81%
Fee Waivers/Reimbursements	[1]	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP TECHNOLOGY ProFund VP Technology	171	557	968	2,116

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 195% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services, and internet services. As of January 31, 2013, the Index included companies with capitalizations between $787.6 million and $428.3 billion. The average capitalization of the companies comprising the Index was approximately $16.8 billion. The Index is published under the Bloomberg ticker symbol “DJUSTC.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the technology industry group, which comprised approximately 100% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Semiconductors Industry Risk — The Fund is subject to risks faced by companies in the semiconductor industry to the same extent as the Index is so concentrated, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuation in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 3/31/2012): 21.52%; Worst Quarter (ended 12/31/2008): -26.14%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP TECHNOLOGY		One Year	Five Years	Ten Years	Inception Date
ProFund VP Technology		10.31%	1.59%	7.01%	Jan 22, 2001
S&P 500��	[1]	16.00%	1.66%	7.10%
Dow Jones U.S. Technology��� Index	[1]	12.08%	3.50%	9.16%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP TECHNOLOGY
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Technology Important Information About the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Technology (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TechnologySM Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 195% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	195.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services, and internet services. As of January 31, 2013, the Index included companies with capitalizations between $787.6 million and $428.3 billion. The average capitalization of the companies comprising the Index was approximately $16.8 billion. The Index is published under the Bloomberg ticker symbol “DJUSTC.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the technology industry group, which comprised approximately 100% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the technology industry group, which comprised approximately 100% of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Semiconductors Industry Risk — The Fund is subject to risks faced by companies in the semiconductor industry to the same extent as the Index is so concentrated, including: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuation in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Technology Industry Risk — The Fund is subject to risks faced by companies in the technology industry to the same extent as the Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 3/31/2012): 21.52%; Worst Quarter (ended 12/31/2008): -26.14%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP TECHNOLOGY | ProFund VP Technology
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.81%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	557
5 Years	rr_ExpenseExampleYear05	968
10 Years	rr_ExpenseExampleYear10	2,116
2003	rr_AnnualReturn2003	45.97%
2004	rr_AnnualReturn2004	(0.43%)
2005	rr_AnnualReturn2005	1.22%
2006	rr_AnnualReturn2006	8.07%
2007	rr_AnnualReturn2007	14.41%
2008	rr_AnnualReturn2008	(44.35%)
2009	rr_AnnualReturn2009	61.42%
2010	rr_AnnualReturn2010	10.73%
2011	rr_AnnualReturn2011	(1.37%)
2012	rr_AnnualReturn2012	10.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.14%)
One Year	rr_AverageAnnualReturnYear01	10.31%
Five Years	rr_AverageAnnualReturnYear05	1.59%
Ten Years	rr_AverageAnnualReturnYear10	7.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 22, 2001
PROFUND VP TECHNOLOGY | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]
PROFUND VP TECHNOLOGY | Dow Jones U.S. Technology��� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.08%	[2]
Five Years	rr_AverageAnnualReturnYear05	3.50%	[2]
Ten Years	rr_AverageAnnualReturnYear10	9.16%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP TELECOMMUNICATIONS
ProFund VP Telecommunications
Investment Objective
ProFund VP Telecommunications (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TelecommunicationsSM Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP TELECOMMUNICATIONS ProFund VP Telecommunications
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.85%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.85%
Fee Waivers/Reimbursements	[1]	(0.17%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP TELECOMMUNICATIONS ProFund VP Telecommunications	171	565	985	2,155

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 439% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies. As of January 31, 2013, the Index included companies with capitalizations between $947.2 million and $197.6 billion. The average capitalization of the companies comprising the Index was approximately $28.3 billion. The Index is published under the Bloomberg ticker symbol “DJUSTL.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the telecommunications industry group, which comprised approximately 100% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Mobile Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the wireless communications economic sector to the same extent as the Index is so concentrated, including: dramatic securities price fluctuations due to both federal and state regulations governing rates of return and services that may be offered; fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors; recent industry consolidation trends that may lead to increased regulation in primary markets; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 6/30/2003): 20.84%; Worst Quarter (ended 3/31/2003): -16.63%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP TELECOMMUNICATIONS		One Year	Five Years	Ten Years	Inception Date
ProFund VP Telecommunications		16.52%	(0.68%)	4.51%	Jan 22, 2001
S&P 500��	[1]	16.00%	1.66%	7.10%
Dow Jones U.S. Telecommunications��� Index	[1]	18.79%	1.39%	7.03%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP TELECOMMUNICATIONS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Telecommunications
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Telecommunications (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TelecommunicationsSM Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 439% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	439.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixed-line communications and wireless communications companies. As of January 31, 2013, the Index included companies with capitalizations between $947.2 million and $197.6 billion. The average capitalization of the companies comprising the Index was approximately $28.3 billion. The Index is published under the Bloomberg ticker symbol “DJUSTL.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the telecommunications industry group, which comprised approximately 100% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the telecommunications industry group, which comprised approximately 100% of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Mobile Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the wireless communications economic sector to the same extent as the Index is so concentrated, including: dramatic securities price fluctuations due to both federal and state regulations governing rates of return and services that may be offered; fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors; recent industry consolidation trends that may lead to increased regulation in primary markets; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Telecommunications Industry Risk — The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer than a diversified fund might be. This risk may be particularly acute if the Index is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2003): 20.84%; Worst Quarter (ended 3/31/2003): -16.63%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP TELECOMMUNICATIONS | ProFund VP Telecommunications
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.85%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	565
5 Years	rr_ExpenseExampleYear05	985
10 Years	rr_ExpenseExampleYear10	2,155
2003	rr_AnnualReturn2003	2.46%
2004	rr_AnnualReturn2004	15.56%
2005	rr_AnnualReturn2005	(6.64%)
2006	rr_AnnualReturn2006	34.28%
2007	rr_AnnualReturn2007	8.39%
2008	rr_AnnualReturn2008	(34.42%)
2009	rr_AnnualReturn2009	7.32%
2010	rr_AnnualReturn2010	15.68%
2011	rr_AnnualReturn2011	1.87%
2012	rr_AnnualReturn2012	16.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2003
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.63%)
One Year	rr_AverageAnnualReturnYear01	16.52%
Five Years	rr_AverageAnnualReturnYear05	(0.68%)
Ten Years	rr_AverageAnnualReturnYear10	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 22, 2001
PROFUND VP TELECOMMUNICATIONS | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]
PROFUND VP TELECOMMUNICATIONS | Dow Jones U.S. Telecommunications��� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.79%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.39%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.03%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP UTILITIES
ProFund VP Utilities
Investment Objective
ProFund VP Utilities (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP UTILITIES ProFund VP Utilities
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.86%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.86%
Fee Waivers/Reimbursements	[1]	(0.18%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP UTILITIES ProFund VP Utilities	171	567	989	2,165

The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 56% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities and water utilities. As of January 31, 2013, the Index included companies with capitalizations between $817.1 million and $48.4 billion. The average capitalization of the companies comprising the Index was approximately $8.7 billion. The Index is published under the Bloomberg ticker symbol “DJUSUT.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the utilities industry group, which comprised approximately 100% of the market capitalization of the Index.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Utilities Industry Risk — The Fund is subject to risks faced by companies in the utilities economic sector to the same extent as the Index is so concentrated, including: review and limitation of rates by governmental regulatory commissions; the fact that the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, the risk that utilities may engage in riskier ventures where they have little or no experience; and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 06/30/2003): 18.69%; Worst Quarter (ended 09/30/2008): -19.50%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP UTILITIES		One Year	Five Years	Ten Years	Inception Date
ProFund VP Utilities		0.14%	(0.88%)	8.18%	Jan 22, 2001
S&P 500��	[1]	16.00%	1.66%	7.10%
Dow Jones U.S. Utilities��� Index	[1]	1.76%	0.52%	10.11%
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP UTILITIES
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Utilities
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Utilities (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 56% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives, if any. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in securities that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Index. The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities and water utilities. As of January 31, 2013, the Index included companies with capitalizations between $817.1 million and $48.4 billion. The average capitalization of the companies comprising the Index was approximately $8.7 billion. The Index is published under the Bloomberg ticker symbol “DJUSUT.”

The types of securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by public companies.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index or may invest in securities not contained in the Index, with the intent of obtaining exposure to securities with aggregate characteristics similar to those of the Index. ProFund Advisors does not invest the assets of the Fund in securities based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, other than for cash management purposes, nor does it conduct conventional research or analysis, or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the utilities industry group, which comprised approximately 100% of the market capitalization of the Index.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on January 31, 2013, the Index was concentrated in the utilities industry group, which comprised approximately 100% of the market capitalization of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity and Market Risk — The equity markets are volatile, and the value of securities and other instruments correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Utilities Industry Risk — The Fund is subject to risks faced by companies in the utilities economic sector to the same extent as the Index is so concentrated, including: review and limitation of rates by governmental regulatory commissions; the fact that the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; as deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, the risk that utilities may engage in riskier ventures where they have little or no experience; and greater competition as a result of deregulation, which may adversely affect profitability due to lower operating margins, higher costs and diversification into unprofitable business lines. Further, such stocks in the Index may underperform fixed-income investments and stock market indexes that track other markets, segments and sectors.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 06/30/2003): 18.69%; Worst Quarter (ended 09/30/2008): -19.50%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.
PROFUND VP UTILITIES | ProFund VP Utilities
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.86%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	567
5 Years	rr_ExpenseExampleYear05	989
10 Years	rr_ExpenseExampleYear10	2,165
2003	rr_AnnualReturn2003	21.37%
2004	rr_AnnualReturn2004	21.07%
2005	rr_AnnualReturn2005	13.06%
2006	rr_AnnualReturn2006	19.22%
2007	rr_AnnualReturn2007	15.80%
2008	rr_AnnualReturn2008	(30.70%)
2009	rr_AnnualReturn2009	10.73%
2010	rr_AnnualReturn2010	5.95%
2011	rr_AnnualReturn2011	17.51%
2012	rr_AnnualReturn2012	0.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.50%)
One Year	rr_AverageAnnualReturnYear01	0.14%
Five Years	rr_AverageAnnualReturnYear05	(0.88%)
Ten Years	rr_AverageAnnualReturnYear10	8.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 22, 2001
PROFUND VP UTILITIES | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[2]
PROFUND VP UTILITIES | Dow Jones U.S. Utilities��� Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.76%	[2]
Five Years	rr_AverageAnnualReturnYear05	0.52%	[2]
Ten Years	rr_AverageAnnualReturnYear10	10.11%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the Index.

PROFUND VP U.S. GOVERNMENT PLUS
ProFund VP U.S. Government Plus

Important Information About the Fund
ProFund VP U.S. Government Plus (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from one and one-quarter times (1.25x) the movement of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”) for that period. For periods longer than a single day, the Fund will lose money when the Long Bond’s performance is flat over time, and it is possible that the Fund will lose money over time even if the Long Bond’s performance rises. Longer holding periods, higher benchmark volatility and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher benchmark volatility, the volatility of the Long Bond may affect the Fund’s return as much as or more than the return of the Long Bond.

The Fund is different from most funds in that it seeks leveraged returns relative to the Long Bond and only on a daily basis. The Fund also is riskier than similarly benchmarked funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily price movement of the most recently issued Long Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP U.S. GOVERNMENT PLUS ProFund VP U.S. Government Plus
Investment Advisory Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.81%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.56%
Fee Waivers/Reimbursements	[1]	(0.18%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.38%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.38% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP U.S. GOVERNMENT PLUS ProFund VP U.S. Government Plus	140	475	833	1,841

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 899% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in U.S. government securities and derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as one and one-quarter times (1.25x) the daily movement of the Long Bond.

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  U.S. Government Debt Securities — The Fund invests in U.S. government securities, which are issued by the U.S. government or one of its agencies or instrumentalities, including U.S. Treasury securities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in debt in order to gain leveraged exposure to the Long Bond. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of one and one-quarter times (1.25x) the Long Bond. The Fund may gain exposure through a representative selection of securities or may invest in securities or financial instruments not contained in the Long Bond with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Long Bond. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the Long Bond without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Long Bond is consistent with the Fund’s investment objective. The Long Bond’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the price of the Long Bond has risen on a given day, net assets of the Fund should rise. As a result, the Fund’s exposure will need to be increased. Conversely, if the price of the Long Bond has fallen on a given day, net assets of the Fund should fall. As a result, the Fund’s exposure will need to be decreased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from one and one-quarter times (1.25x) the return of the Long Bond over the same period. The Fund will lose money when the Long Bond’s performance is flat over time, and it is possible that the Fund will lose money over time even if the Long Bond’s performance rises, as a result of daily rebalancing, the Long Bond’s volatility and the effects of compounding. See “Principal Risks”, below.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Long Bond has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Long Bond reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage. The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of one and one-quarter times (1.25x) the Long Bond, a single day movement in the Long Bond approaching 80% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Long Bond subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Long Bond, even if the Long Bond maintains a level greater than zero at all times.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Long Bond’s performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher volatility, compounding will cause results for periods longer than a single day to vary from one and one-quarter times (1.25x) the movement of the Long Bond. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) the Long Bond’s volatility; b) the Long Bond’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) interest paid on the Long Bond. The chart below illustrates the impact of two principal factors — benchmark volatility and benchmark performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of benchmark volatility and benchmark performance over a one-year period. Assumptions used in the chart include: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than one and one-quarter times (1.25x) the performance of the Long Bond. For periods longer than a single day, the Fund will lose money when the level of the Long Bond’s performance is flat and can even lose money when the Long Bond’s performance rises.

Estimated Fund Returns

Long Bond Performance		One Year Volatility Rate
One Year Long Bond	One and One-Quarter Times (1.25x) the One Year Long Bond	10%	25%	50%	75%	100%

-60%	-75.0%	-68.2%	-68.5%	-69.4%	-70.9%	-72.8%

-50%	-62.5%	-58.0%	-58.4%	-59.6%	-61.5%	-64.0%

-40%	-50.0%	-47.3%	-47.7%	-49.2%	-51.6%	-54.8%

-30%	-37.5%	-36.1%	-36.6%	-38.4%	-41.4%	-45.2%

-20%	-25.0%	-24.5%	-25.1%	-27.2%	-30.7%	-35.3%

-10%	-12.5%	-12.5%	-13.2%	-15.7%	-19.7%	-25.0%

0%	0.0%	-0.2%	-1.0%	-3.8%	-8.4%	-14.5%

10%	12.5%	12.5%	11.6%	8.3%	3.2%	-3.6%

20%	25.0%	25.4%	24.4%	20.8%	15.0%	7.4%

30%	37.5%	38.6%	37.5%	33.5%	27.1%	18.7%

40%	50.0%	52.0%	50.8%	46.5%	39.5%	30.3%

50%	62.5%	65.7%	64.4%	59.6%	52.0%	42.0%

60%	75.0%	79.7%	78.2%	73.1%	64.8%	53.9%

The foregoing table is intended to isolate the effect of Long Bond volatility and Long Bond performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -25% return on a yearly basis if the Long Bond return were -20%, absent the effects of compounding. However, as the table shows, with Long Bond volatility of 50%, the Fund could be expected to return -27.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Long Bond’s annualized historical volatility rate for the five-year period ended January 31, 2013 was 18.72%. The Long Bond’s highest January to January volatility rate during the five-year period was 20.54% (January 31, 2010). The Long Bond’s annualized performance for the five-year period ended December 31, 2012 was 9.77%.

Historical volatility and performance are not indications of what the Long Bond’s volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the Long Bond may differ from the volatility of the Long Bond.

For additional graphs and charts demonstrating the effects of benchmark volatility and benchmark performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Long Bond, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Long Bond, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Long Bond may prevent the Fund from achieving a high degree of correlation with the Long Bond. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Long Bond’s movements. Because of this, it is unlikely that the Fund will have perfect exposure (i.e., 1.25x) to the Long Bond at the end of each day and the likelihood of being materially over- or under- exposed is higher on days when the Long Bond’s level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Long Bond, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have complete investment exposure to the Long Bond. In addition, the Fund may invest in securities or financial instruments with different characteristics than the Long Bond. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Long Bond. Activities surrounding reconstitutions or other rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. Because of the rising U.S. government debt burden, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than the value of securities with shorter maturities.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Long Bond.

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the benchmark is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Risk — In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio assets that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2008): 42.34%; Worst Quarter (ended 03/31/2009): -16.79%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP U.S. GOVERNMENT PLUS		One Year	Five Years	Ten Years	Inception Date
ProFund VP U.S. Government Plus		0.97%	9.99%	6.88%	May 1, 2002
Barclays Capital U.S. Treasury: Long- Term Index	[1]	0.87%	9.96%	7.70%
30-Year U.S. Treasury Bond	[1]	2.69%	9.77%	7.66%
[1]	Reflects no deduction for fees, expenses or taxes.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 1.25x). Shareholders should actively manage and monitor their investments, as frequently as daily.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP U.S. GOVERNMENT PLUS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP U.S. Government Plus

Important Information About the Fund
ProFund VP U.S. Government Plus (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from one and one-quarter times (1.25x) the movement of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”) for that period. For periods longer than a single day, the Fund will lose money when the Long Bond’s performance is flat over time, and it is possible that the Fund will lose money over time even if the Long Bond’s performance rises. Longer holding periods, higher benchmark volatility and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher benchmark volatility, the volatility of the Long Bond may affect the Fund’s return as much as or more than the return of the Long Bond.

		The Fund is different from most funds in that it seeks leveraged returns relative to the Long Bond and only on a daily basis. The Fund also is riskier than similarly benchmarked funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily price movement of the most recently issued Long Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 899% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	899.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in U.S. government securities and derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as one and one-quarter times (1.25x) the daily movement of the Long Bond.

The types of securities and derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  U.S. Government Debt Securities — The Fund invests in U.S. government securities, which are issued by the U.S. government or one of its agencies or instrumentalities, including U.S. Treasury securities. Some, but not all, U.S. government securities are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for investing directly in debt in order to gain leveraged exposure to the Long Bond. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of one and one-quarter times (1.25x) the Long Bond. The Fund may gain exposure through a representative selection of securities or may invest in securities or financial instruments not contained in the Long Bond with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of the Long Bond. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the Long Bond without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Long Bond is consistent with the Fund’s investment objective. The Long Bond’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the price of the Long Bond has risen on a given day, net assets of the Fund should rise. As a result, the Fund’s exposure will need to be increased. Conversely, if the price of the Long Bond has fallen on a given day, net assets of the Fund should fall. As a result, the Fund’s exposure will need to be decreased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from one and one-quarter times (1.25x) the return of the Long Bond over the same period. The Fund will lose money when the Long Bond’s performance is flat over time, and it is possible that the Fund will lose money over time even if the Long Bond’s performance rises, as a result of daily rebalancing, the Long Bond’s volatility and the effects of compounding. See “Principal Risks”, below.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Long Bond has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Long Bond reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage. The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of one and one-quarter times (1.25x) the Long Bond, a single day movement in the Long Bond approaching 80% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Long Bond subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Long Bond, even if the Long Bond maintains a level greater than zero at all times.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Long Bond’s performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher volatility, compounding will cause results for periods longer than a single day to vary from one and one-quarter times (1.25x) the movement of the Long Bond. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) the Long Bond’s volatility; b) the Long Bond’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) interest paid on the Long Bond. The chart below illustrates the impact of two principal factors — benchmark volatility and benchmark performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of benchmark volatility and benchmark performance over a one-year period. Assumptions used in the chart include: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than one and one-quarter times (1.25x) the performance of the Long Bond. For periods longer than a single day, the Fund will lose money when the level of the Long Bond’s performance is flat and can even lose money when the Long Bond’s performance rises.

Estimated Fund Returns

Long Bond Performance		One Year Volatility Rate
One Year Long Bond	One and One-Quarter Times (1.25x) the One Year Long Bond	10%	25%	50%	75%	100%

-60%	-75.0%	-68.2%	-68.5%	-69.4%	-70.9%	-72.8%

-50%	-62.5%	-58.0%	-58.4%	-59.6%	-61.5%	-64.0%

-40%	-50.0%	-47.3%	-47.7%	-49.2%	-51.6%	-54.8%

-30%	-37.5%	-36.1%	-36.6%	-38.4%	-41.4%	-45.2%

-20%	-25.0%	-24.5%	-25.1%	-27.2%	-30.7%	-35.3%

-10%	-12.5%	-12.5%	-13.2%	-15.7%	-19.7%	-25.0%

0%	0.0%	-0.2%	-1.0%	-3.8%	-8.4%	-14.5%

10%	12.5%	12.5%	11.6%	8.3%	3.2%	-3.6%

20%	25.0%	25.4%	24.4%	20.8%	15.0%	7.4%

30%	37.5%	38.6%	37.5%	33.5%	27.1%	18.7%

40%	50.0%	52.0%	50.8%	46.5%	39.5%	30.3%

50%	62.5%	65.7%	64.4%	59.6%	52.0%	42.0%

60%	75.0%	79.7%	78.2%	73.1%	64.8%	53.9%

The foregoing table is intended to isolate the effect of Long Bond volatility and Long Bond performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -25% return on a yearly basis if the Long Bond return were -20%, absent the effects of compounding. However, as the table shows, with Long Bond volatility of 50%, the Fund could be expected to return -27.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Long Bond’s annualized historical volatility rate for the five-year period ended January 31, 2013 was 18.72%. The Long Bond’s highest January to January volatility rate during the five-year period was 20.54% (January 31, 2010). The Long Bond’s annualized performance for the five-year period ended December 31, 2012 was 9.77%.

Historical volatility and performance are not indications of what the Long Bond’s volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the Long Bond may differ from the volatility of the Long Bond.

For additional graphs and charts demonstrating the effects of benchmark volatility and benchmark performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Long Bond, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of correlation with the Long Bond, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Long Bond may prevent the Fund from achieving a high degree of correlation with the Long Bond. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Long Bond’s movements. Because of this, it is unlikely that the Fund will have perfect exposure (i.e., 1.25x) to the Long Bond at the end of each day and the likelihood of being materially over- or under- exposed is higher on days when the Long Bond’s level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Long Bond, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have complete investment exposure to the Long Bond. In addition, the Fund may invest in securities or financial instruments with different characteristics than the Long Bond. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Long Bond. Activities surrounding reconstitutions or other rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. Because of the rising U.S. government debt burden, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than the value of securities with shorter maturities.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Long Bond.

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the benchmark is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Valuation Risk — In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio assets that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the benchmark is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2008): 42.34%; Worst Quarter (ended 03/31/2009): -16.79%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily leveraged results (i.e., 1.25x). Shareholders should actively manage and monitor their investments, as frequently as daily.
PROFUND VP U.S. GOVERNMENT PLUS | ProFund VP U.S. Government Plus
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.56%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.38%
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	475
5 Years	rr_ExpenseExampleYear05	833
10 Years	rr_ExpenseExampleYear10	1,841
2003	rr_AnnualReturn2003	(2.55%)
2004	rr_AnnualReturn2004	8.18%
2005	rr_AnnualReturn2005	9.01%
2006	rr_AnnualReturn2006	(4.52%)
2007	rr_AnnualReturn2007	10.12%
2008	rr_AnnualReturn2008	49.73%
2009	rr_AnnualReturn2009	(32.62%)
2010	rr_AnnualReturn2010	10.10%
2011	rr_AnnualReturn2011	43.51%
2012	rr_AnnualReturn2012	0.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.79%)
One Year	rr_AverageAnnualReturnYear01	0.97%
Five Years	rr_AverageAnnualReturnYear05	9.99%
Ten Years	rr_AverageAnnualReturnYear10	6.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
PROFUND VP U.S. GOVERNMENT PLUS | Barclays Capital U.S. Treasury: Long- Term Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.87%	[2]
Five Years	rr_AverageAnnualReturnYear05	9.96%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.70%	[2]
PROFUND VP U.S. GOVERNMENT PLUS | 30-Year U.S. Treasury Bond
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.69%	[2]
Five Years	rr_AverageAnnualReturnYear05	9.77%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.66%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.38% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes.

PROFUND VP RISING RATES OPPORTUNITY
ProFund VP Rising Rates Opportunity

Important Information About the Fund
ProFund VP Rising Rates Opportunity (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from one and one-quarter times the inverse (-1.25x) of the movement of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”) for that period. For periods longer than a single day, the Fund will lose money when the Long Bond’s performance is flat over time, and it is possible that the Fund will lose money over time even if the Long Bond’s performance falls. Longer holding periods, higher benchmark volatility, inverse exposure and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher benchmark volatility, the volatility of the Long Bond may affect the Fund’s return as much as or more than the return of the Long Bond.

The Fund is different from most funds in that it seeks inverse leveraged returns relative to the Long Bond and only on a daily basis. The Fund also is riskier than similarly benchmarked funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Investment Objective
The Fund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter timesthe inverse (-1.25x) of the daily price movement of the most recently issued Long Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP RISING RATES OPPORTUNITY ProFund VP Rising Rates Opportunity
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.79%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.79%
Fee Waivers/Reimbursements	[1]	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP RISING RATES OPPORTUNITY ProFund VP Rising Rates Opportunity	171	553	959	2,096

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as one and one-quarter times the inverse (-1.25x) of the daily movement of the Long Bond.

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse leveraged exposure to the Long Bond. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of one and one-quarter times the inverse (-1.25x) of the Long Bond. The Fund may gain inverse exposure through a representative selection of securities or may invest in securities or financial instruments not contained in the Long Bond with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of a multiple of the inverse of the Long Bond. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse leveraged exposure to the Long Bond without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Long Bond is consistent with the Fund’s investment objective. The Long Bond’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the price of the Long Bond has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the price of the Long Bond has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the one and one-quarter times the inverse (-1.25x) of the return of the Long Bond over the same period. The Fund will lose money when the Long Bond’s performance is flat over time, and it is possible that the Fund will lose money over time even if the Long Bond’s performance falls, as a result of daily rebalancing, the Long Bond’s volatility and the effects of compounding. See “Principal Risks,” below.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Long Bond has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Long Bond reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage. The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of one and one-quarter times the inverse (-1.25x) of the Long Bond, a single day movement in the Long Bond approaching 80% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Long Bond subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Long Bond, even if the Long Bond maintains a level greater than zero at all times.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Long Bond’s performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher volatility, compounding will cause results for periods longer than a single day to vary from one and one-quarter times the inverse (-1.25x) of the movement of the Long Bond. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) the Long Bond’s volatility; b) the Long Bond’s performance; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) interest paid on the Long Bond. The chart below illustrates the impact of two principal factors — benchmark volatility and benchmark performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of benchmark volatility and benchmark performance over a one-year period. Assumptions used in the chart include: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than one and one-quarter times the inverse (-1.25x) of the performance of the Long Bond. For periods longer than a single day, the Fund will lose money when the Long Bond’s performance is flat and can even lose money when the Long Bond’s performance falls.

Estimated Fund Returns

Long Bond Performance		One Year Volatility Rate
One Year Long Bond	One and One-Quarter Times the Inverse (-1.25x) of the One Year Long Bond	10%	25%	50%	75%	100%

-60%	75.0%	210.0%	187.9%	121.2%	42.5%	-23.0%

-50%	62.5%	134.5%	117.8%	67.3%	7.8%	-41.7%

-40%	50.0%	86.7%	73.4%	33.2%	-14.1%	-53.6%

-30%	37.5%	54.0%	43.0%	9.9%	-29.2%	-61.7%

-20%	25.0%	30.3%	21.1%	-7.0%	-40.1%	-67.6%

-10%	12.5%	12.5%	4.5%	-19.7%	-48.3%	-72.0%

0%	0.0%	-1.4%	-8.4%	-29.6%	-54.7%	-75.5%

10%	-12.5%	-12.5%	-18.7%	-37.5%	-59.8%	-78.2%

20%	-25.0%	-21.5%	-27.1%	-44.0%	-63.9%	-80.5%

30%	-37.5%	-29.0%	-34.0%	-49.3%	-67.3%	-82.3%

40%	-50.0%	-35.3%	-39.9%	-53.8%	-70.2%	-83.9%

50%	-62.5%	-40.6%	-44.8%	-57.6%	-72.7%	-85.2%

60%	-75.0%	-45.2%	-49.1%	-60.9%	-74.8%	-86.4%

The foregoing table is intended to isolate the effect of Long Bond volatility and Long Bond performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -25% return on a yearly basis if the Long Bond return were 20%, absent the effects of compounding. However, as the table shows, with Long Bond volatility of 50%, the Fund could be expected to return -44.0% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Long Bond’s annualized historical volatility rate for the five-year period ended January 31, 2013 was 18.72%. The Long Bond’s highest January to January volatility rate during the five-year period was 20.54% (January 31, 2010). The Long Bond’s annualized performance for the five-year period ended December 31, 2012 was 9.77%.

Historical volatility and performance are not indications of what the Long Bond’s volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the Long Bond may differ from the volatility of the Long Bond.

For additional graphs and charts demonstrating the effects of benchmark volatility and benchmark performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Long Bond, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Long Bond, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Long Bond may prevent the Fund from achieving a high degree of inverse correlation with the Long Bond. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Long Bond’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure (i.e., -1.25x) to the Long Bond at the end of each day and the likelihood of being materially over- or under- exposed is higher on days when the Long Bond’s level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Long Bond, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have complete investment exposure to the Long Bond. In addition, the Fund may invest in securities or financial instruments with different characteristics than the Long Bond. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Long Bond. Activities surrounding reconstitutions or other rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. Because of the rising U.S. government debt burden, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

While the realization of certain of these risks may benefit the Fund, because the Fund seeks investment results that correspond to one and one-quarter times the inverse (-1.25x) of the Long Bond, such occurrences may introduce more volatility to the Fund.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The opposite is true for the Fund. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Inverse Correlation Risk — Shareholders will lose money when the Long Bond rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Long Bond.

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking investment results that correspond to one and one-quarter times the inverse (-1.25x) of the Long Bond, the Fund’s performance will generally decrease when market conditions cause the level of the Long Bond to rise.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the benchmark is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Valuation Risk — In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio assets that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 03/31/2009): 15.18%; Worst Quarter (ended 12/31/2008): -32.65%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP RISING RATES OPPORTUNITY		One Year	Five Years	Ten Years	Inception Date
ProFund VP Rising Rates Opportunity		(6.93%)	(16.72%)	(10.52%)	May 1, 2002
Barclays Capital U.S. Treasury: Long- Term Index	[1]	0.87%	9.96%	7.70%
30-Year U.S. Treasury Bond	[1]	2.69%	9.77%	7.66%
[1]	Reflects no deduction for fees, expenses or taxes.

Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -1.25x). Shareholders should actively manage and monitor their investments, as frequently as daily.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP RISING RATES OPPORTUNITY
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Rising Rates Opportunity

Important Information About the Fund
ProFund VP Rising Rates Opportunity (the “Fund”) seeks investment results for a single day only, not for longer periods. The return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from one and one-quarter times the inverse (-1.25x) of the movement of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”) for that period. For periods longer than a single day, the Fund will lose money when the Long Bond’s performance is flat over time, and it is possible that the Fund will lose money over time even if the Long Bond’s performance falls. Longer holding periods, higher benchmark volatility, inverse exposure and greater leverage each exacerbate the impact of compounding on a fund’s returns. During periods of higher benchmark volatility, the volatility of the Long Bond may affect the Fund’s return as much as or more than the return of the Long Bond.

		The Fund is different from most funds in that it seeks inverse leveraged returns relative to the Long Bond and only on a daily basis. The Fund also is riskier than similarly benchmarked funds that do not use leverage. Accordingly, the Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged investment results. Shareholders should actively manage and monitor their investments, as frequently as daily.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter timesthe inverse (-1.25x) of the daily price movement of the most recently issued Long Bond. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar daily return characteristics as one and one-quarter times the inverse (-1.25x) of the daily movement of the Long Bond.

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives as a substitute for directly shorting debt in order to gain inverse leveraged exposure to the Long Bond. These derivatives principally include:
  Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate on a daily basis the performance of one and one-quarter times the inverse (-1.25x) of the Long Bond. The Fund may gain inverse exposure through a representative selection of securities or may invest in securities or financial instruments not contained in the Long Bond with the intent of obtaining exposure to securities or financial instruments with aggregate characteristics similar to those of a multiple of the inverse of the Long Bond. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument or company, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide inverse leveraged exposure to the Long Bond without regard to market conditions, trends or direction.

At the close of the U.S. securities markets each trading day, the Fund will seek to position its portfolio so that its exposure to the Long Bond is consistent with the Fund’s investment objective. The Long Bond’s movements during the day will affect whether the Fund’s portfolio needs to be repositioned. For example, if the price of the Long Bond has risen on a given day, net assets of the Fund should fall. As a result, the Fund’s inverse exposure will need to be decreased. Conversely, if the price of the Long Bond has fallen on a given day, net assets of the Fund should rise. As a result, the Fund’s inverse exposure will need to be increased.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from the one and one-quarter times the inverse (-1.25x) of the return of the Long Bond over the same period. The Fund will lose money when the Long Bond’s performance is flat over time, and it is possible that the Fund will lose money over time even if the Long Bond’s performance falls, as a result of daily rebalancing, the Long Bond’s volatility and the effects of compounding. See “Principal Risks,” below.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Moreover, with respect to the use of swap agreements, if the Long Bond has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Long Bond reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage. The use of such leverage could result in the total loss of an investor’s investment. For example, because the Fund includes a multiplier of one and one-quarter times the inverse (-1.25x) of the Long Bond, a single day movement in the Long Bond approaching 80% at any point in the day could result in the total loss of a shareholder’s investment if that movement is contrary to the investment objective of the Fund, even if the Long Bond subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Long Bond, even if the Long Bond maintains a level greater than zero at all times.

Compounding Risk — As a result of compounding and because the Fund has a single day investment objective, the Fund’s performance for periods greater than a single day is likely to be either better or worse than the Long Bond’s performance times the stated multiple in the Fund’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher volatility, compounding will cause results for periods longer than a single day to vary from one and one-quarter times the inverse (-1.25x) of the movement of the Long Bond. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) the Long Bond’s volatility; b) the Long Bond’s performance; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) interest paid on the Long Bond. The chart below illustrates the impact of two principal factors — benchmark volatility and benchmark performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of benchmark volatility and benchmark performance over a one-year period. Assumptions used in the chart include: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded darker represent those scenarios where the Fund can be expected to return less than one and one-quarter times the inverse (-1.25x) of the performance of the Long Bond. For periods longer than a single day, the Fund will lose money when the Long Bond’s performance is flat and can even lose money when the Long Bond’s performance falls.

Estimated Fund Returns

Long Bond Performance		One Year Volatility Rate
One Year Long Bond	One and One-Quarter Times the Inverse (-1.25x) of the One Year Long Bond	10%	25%	50%	75%	100%

-60%	75.0%	210.0%	187.9%	121.2%	42.5%	-23.0%

-50%	62.5%	134.5%	117.8%	67.3%	7.8%	-41.7%

-40%	50.0%	86.7%	73.4%	33.2%	-14.1%	-53.6%

-30%	37.5%	54.0%	43.0%	9.9%	-29.2%	-61.7%

-20%	25.0%	30.3%	21.1%	-7.0%	-40.1%	-67.6%

-10%	12.5%	12.5%	4.5%	-19.7%	-48.3%	-72.0%

0%	0.0%	-1.4%	-8.4%	-29.6%	-54.7%	-75.5%

10%	-12.5%	-12.5%	-18.7%	-37.5%	-59.8%	-78.2%

20%	-25.0%	-21.5%	-27.1%	-44.0%	-63.9%	-80.5%

30%	-37.5%	-29.0%	-34.0%	-49.3%	-67.3%	-82.3%

40%	-50.0%	-35.3%	-39.9%	-53.8%	-70.2%	-83.9%

50%	-62.5%	-40.6%	-44.8%	-57.6%	-72.7%	-85.2%

60%	-75.0%	-45.2%	-49.1%	-60.9%	-74.8%	-86.4%

The foregoing table is intended to isolate the effect of Long Bond volatility and Long Bond performance on the return of the Fund. For example, the Fund may incorrectly be expected to achieve a -25% return on a yearly basis if the Long Bond return were 20%, absent the effects of compounding. However, as the table shows, with Long Bond volatility of 50%, the Fund could be expected to return -44.0% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The Long Bond’s annualized historical volatility rate for the five-year period ended January 31, 2013 was 18.72%. The Long Bond’s highest January to January volatility rate during the five-year period was 20.54% (January 31, 2010). The Long Bond’s annualized performance for the five-year period ended December 31, 2012 was 9.77%.

Historical volatility and performance are not indications of what the Long Bond’s volatility and performance will be in the future. The volatility of U.S. exchange traded securities or instruments that reflect the value of the Long Bond may differ from the volatility of the Long Bond.

For additional graphs and charts demonstrating the effects of benchmark volatility and benchmark performance on the long-term performance of the Fund, see “Principal Risks Specific to ProFunds VP — Compounding Risk” in the Fund’s full Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Long Bond, and there can be no guarantee that the Fund will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the Fund from achieving its investment objective.

In order to achieve a high degree of inverse correlation with the Long Bond, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or under-exposed to the Long Bond may prevent the Fund from achieving a high degree of inverse correlation with the Long Bond. Market disruptions or closure, regulatory restrictions or extreme market volatility will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Long Bond’s movements. Because of this, it is unlikely that the Fund will have perfect inverse exposure (i.e., -1.25x) to the Long Bond at the end of each day and the likelihood of being materially over- or under- exposed is higher on days when the Long Bond’s level is volatile near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Long Bond, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have complete investment exposure to the Long Bond. In addition, the Fund may invest in securities or financial instruments with different characteristics than the Long Bond. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under- exposed to the Long Bond. Activities surrounding reconstitutions or other rebalancing events may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. Because of the rising U.S. government debt burden, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

While the realization of certain of these risks may benefit the Fund, because the Fund seeks investment results that correspond to one and one-quarter times the inverse (-1.25x) of the Long Bond, such occurrences may introduce more volatility to the Fund.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The opposite is true for the Fund. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

Inverse Correlation Risk — Shareholders will lose money when the Long Bond rises — a result that is the opposite from traditional funds.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Long Bond.

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking investment results that correspond to one and one-quarter times the inverse (-1.25x) of the Long Bond, the Fund’s performance will generally decrease when market conditions cause the level of the Long Bond to rise.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the benchmark is comprised of a small number of securities.

Portfolio Turnover Risk — Daily rebalancing of Fund holdings, which is required to keep inverse leverage consistent with a single day investment objective, will cause a higher level of portfolio transactions than compared to most funds. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments such as swap agreements, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments such as swap agreements, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the securities underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional shares may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique.

Valuation Risk — In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio assets that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. This risk may be particularly acute if the benchmark is comprised of a small number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 03/31/2009): 15.18%; Worst Quarter (ended 12/31/2008): -32.65%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time. The Fund may not be suitable for all investors and should only be used by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged results (i.e., -1.25x). Shareholders should actively manage and monitor their investments, as frequently as daily.
PROFUND VP RISING RATES OPPORTUNITY | ProFund VP Rising Rates Opportunity
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.79%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	553
5 Years	rr_ExpenseExampleYear05	959
10 Years	rr_ExpenseExampleYear10	2,096
2003	rr_AnnualReturn2003	(4.11%)
2004	rr_AnnualReturn2004	(10.89%)
2005	rr_AnnualReturn2005	(7.89%)
2006	rr_AnnualReturn2006	10.15%
2007	rr_AnnualReturn2007	(5.20%)
2008	rr_AnnualReturn2008	(37.97%)
2009	rr_AnnualReturn2009	32.18%
2010	rr_AnnualReturn2010	(16.03%)
2011	rr_AnnualReturn2011	(37.50%)
2012	rr_AnnualReturn2012	(6.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.65%)
One Year	rr_AverageAnnualReturnYear01	(6.93%)
Five Years	rr_AverageAnnualReturnYear05	(16.72%)
Ten Years	rr_AverageAnnualReturnYear10	(10.52%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2002
PROFUND VP RISING RATES OPPORTUNITY | Barclays Capital U.S. Treasury: Long- Term Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.87%	[2]
Five Years	rr_AverageAnnualReturnYear05	9.96%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.70%	[2]
PROFUND VP RISING RATES OPPORTUNITY | 30-Year U.S. Treasury Bond
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.69%	[2]
Five Years	rr_AverageAnnualReturnYear05	9.77%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.66%	[2]

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes.

PROFUND VP FALLING U.S. DOLLAR
ProFund VP Falling U.S. Dollar
Investment Objective
ProFund VP Falling U.S. Dollar (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the basket of currencies included in the U.S. Dollar Index® (the “Index”).

The Index measures the performance of the U.S. Dollar against the performance of a basket of six major world currencies (the “Benchmark”). These currencies and their weightings are: euro 57.6%; Japanese yen 13.6%; British pound 11.9%; Canadian dollar 9.1%; Swedish krona 4.2% and Swiss franc 3.6%. Accordingly, as the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the inverse of the Index.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP FALLING U.S. DOLLAR ProFund VP Falling U.S. Dollar
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.36%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		2.36%
Fee Waivers/Reimbursements	[1]	(0.68%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.68%
[1]	ProFund Advisors LLC (���ProFund Advisors��� or the ���Advisor���) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP FALLING U.S. DOLLAR ProFund VP Falling U.S. Dollar	171	671	1,199	2,644

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategies
The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Benchmark.

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives to gain exposure to the Benchmark. These derivatives principally include:
  Forward Contracts — Two-party contracts where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument is entered into with dealers or financial institutions at a set price, with delivery and settlement at a specified future date. Forward contracts may also be structured for cash settlement, rather than physical delivery.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Benchmark. The Fund may gain exposure through a representative selection of currencies or may invest in securities or financial instruments not contained in the Benchmark, with the intent of obtaining exposure to currencies, securities or financial instruments with aggregate characteristics similar to those of the Benchmark. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument or currency, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Benchmark without regard to market conditions, trends or direction.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Benchmark include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have complete investment exposure, or its weighting of investments may not yield complete investment exposure, to the Benchmark. In addition, the Fund may invest in securities or financial instruments with different characteristics than those in the Benchmark. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Benchmark. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Euro Risk — The European financial markets and the value of the euro have experienced significant volatility recently, in part related to unemployment, budget deficits and economic downturns. In addition, several member countries of the Economic and Monetary Union of the European Union (the “EU”) have experienced credit rating downgrades, rising government debt levels and, for certain EU member countries (including Greece, Spain, Portugal, Ireland and Italy), weaknesses in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may continue to cause prolonged volatility in the value of the euro and euro-related investments.

In addition, given recent events, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. If this were to occur, the value of the euro could fluctuate drastically. If the euro is abandoned by all countries that have adopted its use, the Fund may be forced to change its benchmark.

Foreign Currency Risk — The Fund’s exposure to foreign currencies subjects the Fund to constantly changing foreign currency exchange rates and the risk that changes in currency exchange rates relative to the U.S. dollar may negatively affect the value of the Fund’s investments in such foreign currencies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the issuing country. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Benchmark.

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Benchmark is comprised of a small number of components.

Portfolio Turnover Risk — The Fund’s strategy may involve high portfolio turnover to rebalance the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Tax Risk — As a regulated investment company (“RIC”), the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986. The Fund currently intends to take positions in financial instruments, including forward currency contracts, that, in combination, have return characteristics similar to those of the Benchmark.

Although foreign currency gains currently constitute qualifying income, the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a RIC’s foreign currency gains not “directly related” to its “principal business” of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as excluded from constituting qualifying income, and there is a remote possibility that such regulations might be applied retroactively, in which case the Fund might not qualify as a RIC for one or more years. Please see the Statement of Additional Information for more information on the qualifying income requirement.

Valuation Risk — In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio assets that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Annual Returns as of December 31 each year

Best Quarter (ended 09/30/2010): 9.12%; Worst Quarter (ended 09/30/2008): -8.34%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns PROFUND VP FALLING U.S. DOLLAR		One Year	Five Years	Since Inception	Inception Date
ProFund VP Falling U.S. Dollar		(0.77%)	(1.62%)	(0.40%)	Aug 31, 2007
S&P 500��	[1]	16.00%	1.66%	1.61%
U.S. Dollar Index	[2]	(0.60%)	0.81%	(0.25%)
[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP FALLING U.S. DOLLAR
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Falling U.S. Dollar
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProFund VP Falling U.S. Dollar (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of the basket of currencies included in the U.S. Dollar Index® (the “Index”).

		The Index measures the performance of the U.S. Dollar against the performance of a basket of six major world currencies (the “Benchmark”). These currencies and their weightings are: euro 57.6%; Japanese yen 13.6%; British pound 11.9%; Canadian dollar 9.1%; Swedish krona 4.2% and Swiss franc 3.6%. Accordingly, as the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the inverse of the Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with transacting in securities and derivatives. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in derivatives that ProFund Advisors believes, in combination, should have similar return characteristics as the return of the Benchmark.

The types of derivatives that the Fund will principally invest in are set forth below. Cash balances arising from the use of derivatives will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset (including ETFs), interest rate or index. The Fund invests in derivatives to gain exposure to the Benchmark. These derivatives principally include:
  Forward Contracts — Two-party contracts where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument is entered into with dealers or financial institutions at a set price, with delivery and settlement at a specified future date. Forward contracts may also be structured for cash settlement, rather than physical delivery.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Benchmark. The Fund may gain exposure through a representative selection of currencies or may invest in securities or financial instruments not contained in the Benchmark, with the intent of obtaining exposure to currencies, securities or financial instruments with aggregate characteristics similar to those of the Benchmark. ProFund Advisors does not invest the assets of the Fund in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument or currency, other than for cash management purposes, nor does it conduct conventional research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide exposure to the Benchmark without regard to market conditions, trends or direction.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Risks Associated with the Use of Derivatives — The Fund uses investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose the Fund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk, liquidity risk and increased correlation risk (each as discussed below). When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the Fund’s return.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

The factors that may adversely affect the Fund’s correlation with the Benchmark include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have complete investment exposure, or its weighting of investments may not yield complete investment exposure, to the Benchmark. In addition, the Fund may invest in securities or financial instruments with different characteristics than those in the Benchmark. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Benchmark. Activities surrounding Index reconstitutions or other Index rebalancing events may hinder the Fund’s ability to meet its investment objective on or around that day.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Euro Risk — The European financial markets and the value of the euro have experienced significant volatility recently, in part related to unemployment, budget deficits and economic downturns. In addition, several member countries of the Economic and Monetary Union of the European Union (the “EU”) have experienced credit rating downgrades, rising government debt levels and, for certain EU member countries (including Greece, Spain, Portugal, Ireland and Italy), weaknesses in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may continue to cause prolonged volatility in the value of the euro and euro-related investments.

In addition, given recent events, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. If this were to occur, the value of the euro could fluctuate drastically. If the euro is abandoned by all countries that have adopted its use, the Fund may be forced to change its benchmark.

Foreign Currency Risk — The Fund’s exposure to foreign currencies subjects the Fund to constantly changing foreign currency exchange rates and the risk that changes in currency exchange rates relative to the U.S. dollar may negatively affect the value of the Fund’s investments in such foreign currencies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the issuing country. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Geographic Concentration Risk — Because the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. Markets for the securities or financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Benchmark.

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Benchmark is comprised of a small number of components.

Portfolio Turnover Risk — The Fund’s strategy may involve high portfolio turnover to rebalance the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Tax Risk — As a regulated investment company (“RIC”), the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986. The Fund currently intends to take positions in financial instruments, including forward currency contracts, that, in combination, have return characteristics similar to those of the Benchmark.

Although foreign currency gains currently constitute qualifying income, the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a RIC’s foreign currency gains not “directly related” to its “principal business” of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as excluded from constituting qualifying income, and there is a remote possibility that such regulations might be applied retroactively, in which case the Fund might not qualify as a RIC for one or more years. Please see the Statement of Additional Information for more information on the qualifying income requirement.

Valuation Risk — In certain circumstances, portfolio assets may be valued using techniques other than market quotations. The value established for a portfolio asset may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio assets that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio asset for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio asset is sold at a discount to its established value.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in financial instruments with a single counterparty if ProFund Advisors determines that doing so is the most efficient means of meeting the Fund’s investment objective. This makes the performance of the Fund more susceptible to adverse impact to an issuer or counterparty than a diversified fund might be. The risk may be particularly acute if the Benchmark is comprised of a small number of components.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 09/30/2010): 9.12%; Worst Quarter (ended 09/30/2008): -8.34%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
PROFUND VP FALLING U.S. DOLLAR | ProFund VP Falling U.S. Dollar
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.36%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	2.36%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	671
5 Years	rr_ExpenseExampleYear05	1,199
10 Years	rr_ExpenseExampleYear10	2,644
2008	rr_AnnualReturn2008	(4.86%)
2009	rr_AnnualReturn2009	3.32%
2010	rr_AnnualReturn2010	(2.59%)
2011	rr_AnnualReturn2011	(2.72%)
2012	rr_AnnualReturn2012	(0.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.34%)
One Year	rr_AverageAnnualReturnYear01	(0.77%)
Five Years	rr_AverageAnnualReturnYear05	(1.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
PROFUND VP FALLING U.S. DOLLAR | S&P 500��
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%	[2]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
PROFUND VP FALLING U.S. DOLLAR | U.S. Dollar Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.60%)	[3]
Five Years	rr_AverageAnnualReturnYear05	0.81%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.25%)	[3]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

[1]	ProFund Advisors LLC (���ProFund Advisors��� or the ���Advisor���) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.68% through April 30, 2014. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund���s expenses to exceed any expense limitation in place at that time.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[3]	Reflects no deduction for fees, expenses or taxes. Since inception returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.

PROFUND VP MONEY MARKET
ProFund VP Money Market

Important Information About the Fund
An investment in ProFund VP Money Market (the “Fund”) is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no guarantee that the Fund will do so, and you could lose money by investing in this Fund.
Investment Objective
The Fund seeks a high level of current income consistent with liquidity and preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PROFUND VP MONEY MARKET ProFund VP Money Market
Investment Advisory Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.63%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements		1.63%
Fee Waivers/Reimbursements	[1]	(0.28%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.35%
[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.35% through April 30, 2014. After such date, the expense limitation may be terminated or revised. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the Fund and/or one or more classes of Shares at a certain level as determined by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. This recoupment could negatively affect the Fund's future yield.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PROFUND VP MONEY MARKET ProFund VP Money Market	137	487	860	1,909

Principal Investment Strategies
The Fund may invest in high-quality, short term, dollar-denominated money market securities paying a fixed, variable or floating interest rate such as: debt instruments, U.S. Government securities and repurchase agreements. The Fund may also invest in asset-backed securities.

In order to maintain a stable share price, the Fund maintains a dollar-weighted average maturity of 60 days or less. Generally, securities in the Fund are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. The Fund also may invest in securities that have features that reduce their effective maturities to 397 days or less on their purchase date. The Fund buys U.S. Government debt obligations, money market instruments and other debt obligations that at the time of purchase:
  have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (“NRSROs”) or one NRSRO if that NRSRO is the only NRSRO that rates such obligations;
  are unrated, but are deemed by the Advisor to be of comparable quality to one of the two highest short-term ratings; or
  have no short-term rating, but are rated in one of the top three highest long-term rating categories by a NRSRO and are deemed by the Advisor to be of comparable quality.
Because many of the principal investments of the Fund are issued or credit-enhanced by banks and other financial institutions, it may invest more than 25% of its total assets in obligations of domestic banks.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Credit Risk — A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt. The lower the credit rating, the greater the risk that the security’s issuer will default or fail to meet its payment obligations. A credit rating downgrade could hurt the Fund’s performance and the Fund’s share price could fall below $1.00.

The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Fund only buys high quality securities with minimal credit risk. Also, the Fund primarily buys securities with remaining maturities of 13 months or less. This reduces the risk that the issuer’s creditworthiness will change or that the issuer will default on the principal and interest payments of the obligation. Securities that rely on third party guarantees to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates.

For money market instruments that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases insuring money market instruments. Because guarantors may insure many types of debt obligations, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund. Some securities issued by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. government. Others are supported only by the credit of that agency or instrumentality. For this latter group, if there is a potential or actual loss of principal and interest on these securities, the U.S. government might provide financial support, but has no obligation to do so.

It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which the Fund may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. Because of the rising U.S. government debt burden, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Financial Services Industry Concentration Risk — Because the Fund may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Companies in the financial services economic sector are subject to several risks, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector.

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price.

Liquidity Risk — The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio securities can adversely affect the fund’s ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund’s ability to maintain a $1.00 share price.

Certain shareholders may from time to time own or control a significant percentage of the Fund’s shares. These shareholders may include, for example, institutional investors and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s ability to maintain a $1.00 share price.

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

Money Market Fund Risk — The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect ProFund Advisors to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Fund may have a significant adverse effect on the share price of the Fund.

Money Market Regulatory Risk — In 2010, the SEC adopted amendments to then-existing money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all money market funds. In November 2012, the Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, proposed recommendations for money market fund reform. If the SEC were to adopt one or more of the FSOC proposed recommendations in the future, or if FSOC were to take other steps to establish similar regulations of money market funds in the future, such regulatory action may affect the fund’s operations and/or return potential.

Prepayment Risk — When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Fund may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund’s income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

Security Selection Risk — While the Fund invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities selected will not perform as expected. This could cause the Fund’s yield to lag behind those of similar money market funds.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows the Fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expenses waivers, the performance shown would have been lower.
Annual Returns as of December 31 each year

Best Quarter (ended 12/31/2006): 1.00%; Worst Quarter (ended 6/30/2012): 0.00%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns	One Year	Five Years	Ten Years	Inception Date
PROFUND VP MONEY MARKET ProFund VP Money Market	0.02%	0.19%	1.03%	Oct 29, 2001

The 7-day yield (the income for the previous 7 days projected over a full year) for the Fund as of December 31, 2012 was 0.02%.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PROFUND VP MONEY MARKET
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProFund VP Money Market

Important Information About the Fund
		An investment in ProFund VP Money Market (the “Fund”) is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no guarantee that the Fund will do so, and you could lose money by investing in this Fund.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income consistent with liquidity and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund. The expenses shown do not reflect charges or fees associated with insurance company separate accounts or insurance contracts, which would have the effect of increasing overall expenses. Annuity and policy holders should consult the prospectus for their contract or policy for more information about such charges and fees.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. It does not reflect separate account or insurance contract fees or charges. If these charges were reflected, expenses would be higher. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund may invest in high-quality, short term, dollar-denominated money market securities paying a fixed, variable or floating interest rate such as: debt instruments, U.S. Government securities and repurchase agreements. The Fund may also invest in asset-backed securities.

In order to maintain a stable share price, the Fund maintains a dollar-weighted average maturity of 60 days or less. Generally, securities in the Fund are valued in U.S. dollars and have remaining maturities of 397 days (about 13 months) or less on their purchase date. The Fund also may invest in securities that have features that reduce their effective maturities to 397 days or less on their purchase date. The Fund buys U.S. Government debt obligations, money market instruments and other debt obligations that at the time of purchase:
  have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (“NRSROs”) or one NRSRO if that NRSRO is the only NRSRO that rates such obligations;
  are unrated, but are deemed by the Advisor to be of comparable quality to one of the two highest short-term ratings; or
  have no short-term rating, but are rated in one of the top three highest long-term rating categories by a NRSRO and are deemed by the Advisor to be of comparable quality.
Because many of the principal investments of the Fund are issued or credit-enhanced by banks and other financial institutions, it may invest more than 25% of its total assets in obligations of domestic banks.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — The Fund permits short-term trading of its securities. A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Credit Risk — A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt. The lower the credit rating, the greater the risk that the security’s issuer will default or fail to meet its payment obligations. A credit rating downgrade could hurt the Fund’s performance and the Fund’s share price could fall below $1.00.

The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Fund only buys high quality securities with minimal credit risk. Also, the Fund primarily buys securities with remaining maturities of 13 months or less. This reduces the risk that the issuer’s creditworthiness will change or that the issuer will default on the principal and interest payments of the obligation. Securities that rely on third party guarantees to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates.

For money market instruments that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases insuring money market instruments. Because guarantors may insure many types of debt obligations, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund. Some securities issued by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. government. Others are supported only by the credit of that agency or instrumentality. For this latter group, if there is a potential or actual loss of principal and interest on these securities, the U.S. government might provide financial support, but has no obligation to do so.

It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which the Fund may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. Because of the rising U.S. government debt burden, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Financial Services Industry Concentration Risk — Because the Fund may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Companies in the financial services economic sector are subject to several risks, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased inter-industry consolidation and competition in the financial sector.

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price.

Liquidity Risk — The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio securities can adversely affect the fund’s ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund’s ability to maintain a $1.00 share price.

Certain shareholders may from time to time own or control a significant percentage of the Fund’s shares. These shareholders may include, for example, institutional investors and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s ability to maintain a $1.00 share price.

Market Risk — The Fund is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

Money Market Fund Risk — The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect ProFund Advisors to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Fund may have a significant adverse effect on the share price of the Fund.

Money Market Regulatory Risk — In 2010, the SEC adopted amendments to then-existing money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all money market funds. In November 2012, the Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, proposed recommendations for money market fund reform. If the SEC were to adopt one or more of the FSOC proposed recommendations in the future, or if FSOC were to take other steps to establish similar regulations of money market funds in the future, such regulatory action may affect the fund’s operations and/or return potential.

Prepayment Risk — When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Fund may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund’s income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

Security Selection Risk — While the Fund invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities selected will not perform as expected. This could cause the Fund’s yield to lag behind those of similar money market funds.

		Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk — The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect ProFund Advisors to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Fund may have a significant adverse effect on the share price of the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows the Fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the Fund. It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns. Past results are not predictive of future results. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expenses waivers, the performance shown would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows the Fund’s average annual total returns for various periods.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	It does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which it is an investment option. Charges and fees will reduce returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/2006): 1.00%; Worst Quarter (ended 6/30/2012): 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The 7-day yield (the income for the previous 7 days projected over a full year) for the Fund as of December 31, 2012 was 0.02%.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield (the income for the previous 7 days projected over a full year) for the Fund as of December 31, 2012
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%
PROFUND VP MONEY MARKET | ProFund VP Money Market
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.63%
Fee Waivers/Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%) [1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	487
5 Years	rr_ExpenseExampleYear05	860
10 Years	rr_ExpenseExampleYear10	1,909
2003	rr_AnnualReturn2003	0.12%
2004	rr_AnnualReturn2004	0.08%
2005	rr_AnnualReturn2005	1.80%
2006	rr_AnnualReturn2006	3.68%
2007	rr_AnnualReturn2007	3.77%
2008	rr_AnnualReturn2008	0.84%
2009	rr_AnnualReturn2009	0.03%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.02%
2012	rr_AnnualReturn2012	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.02%
Five Years	rr_AverageAnnualReturnYear05	0.19%
Ten Years	rr_AverageAnnualReturnYear10	1.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 29, 2001

[1]	ProFund Advisors LLC ("ProFund Advisors" or the "Advisor") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.35% through April 30, 2014. After such date, the expense limitation may be terminated or revised. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the Fund and/or one or more classes of Shares at a certain level as determined by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. This recoupment could negatively affect the Fund's future yield.

MONEY MARKET PROFUND
Money Market ProFund

Important Information About the Fund
An investment in Money Market ProFund (the “Fund”) is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share, there is no guarantee that the Fund will do so, and you could lose money by investing in this Fund. All money market instruments can change in value when interest rates or an issuer’s creditworthiness change.
Investment Objective
The Fund seeks a high level of current income consistent with liquidity and preservation of capital.

The Fund is a feeder fund that currently invests substantially all of its assets in a master fund, the Cash Management Portfolio (the “Portfolio”), a separate registered investment company managed by Deutsche Investment Management Americas Inc. (“DIMA”) with an identical investment objective. The Portfolio may accept investments from other feeder funds. Each feeder fund bears the Portfolio’s expenses in proportion to its investments in the Portfolio. Each feeder fund can set its own fund-specific expenses, transaction minimums and other requirements.

On April 25, 2001, shareholders of the Fund approved an investment advisory agreement with ProFund Advisors LLC (“ProFund Advisors” or “Advisor”) under which ProFund Advisors serves as investment adviser of the Fund. No fee is payable under the investment advisory agreement unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of the Fund. The Fund’s Trustees may withdraw its assets from the Portfolio if they believe doing so is in the Fund shareholders’ best interests.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MONEY MARKET PROFUND (USD $)	Investor Class Shares	Service Class Shares
Wire Fee	10	10

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MONEY MARKET PROFUND		Investor Class Shares	Service Class Shares
Investment Advisory Fees	[1]	0.13%	0.13%
Distribution and Service (12b-1) Fees	[1]	none	1.00%
Other Expenses	[1]	0.83%	0.83%
Total Annual Fund Operating Expenses	[1][2]	0.96%	1.96%
[1]	Reflects the expenses of both the Fund and the Portfolio.
[2]	The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the Fund and/or one or more classes of shares of the Fund at a certain level as determined by the Advisor. The Advisor may recoup from the Fund any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the Fund's future yield.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example includes the combined expenses of the Fund and the Portfolio. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example MONEY MARKET PROFUND (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	98	306	531	1,178
Service Class Shares	199	615	1,057	2,285

The Fund pays transaction costs associated with transacting in securities. These costs are not reflected in the example or the table above.
Principal Investment Strategies
The Fund pursues its investment objective through a “master feeder” arrangement. The Fund invests substantially all of its assets in the Portfolio, a separate registered investment company managed by DIMA with an identical investment objective. The Portfolio invests in high quality, short-term, U.S. dollar-denominated money market instruments paying a fixed, variable or floating interest rate. These include:
  debt obligations issued by U.S. and foreign banks, financial institutions, corporations, municipalities or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. government securities. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security’s maturity.
  U.S. government securities that are issued or guaranteed by the U.S. Treasury, or by agencies or instrumentalities of the U.S. government.
  repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed upon price.
  asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on asset-backed securities generally consist of interest and/or principal.
Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of banks and other financial institutions that satisfy the Portfolio’s eligibility requirements. The Portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with portfolio management, a credit team at DIMA screens potential securities and develops a list of those that the Portfolio may buy. Portfolio management at DIMA, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.

The Portfolio maintains a dollar-weighted average maturity of (i) 60 days or less and (ii) 120 days or less determined without regard to interest rate readjustments. The Portfolio is managed according to certain guidelines of Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Generally, securities in the Portfolio are denominated in U.S. dollars and, at the time of purchase, have remaining maturities of 397 days (about 13 months) or less, or have maturity shortening features (such as interest rate readjustments and demand features) that have the effect of reducing their maturities to 397 days or less. The Portfolio buys securities that its investment adviser determines present minimal credit risks and at the time of purchase:
  have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (“NRSROs”) or one NRSRO if that NRSRO is the only NRSRO that rates such obligations; or
  have no short-term rating, but are deemed by the Portfolio’s investment adviser to be of comparable quality to a security that has received a rating in one of the two highest short-term categories; provided that, if the security has a long-term rating, it must be rated in one of the top three highest long-term rating categories by two NRSROs or one NRSRO if that NRSRO is the only NRSRO that rates such obligation; and
  do not result in the Portfolio holding more than 3% of its total assets in second tier securities (which are otherwise eligible securities that do not have the requisite ratings in the highest short-term rating category or if unrated, are not deemed by the Portfolio’s investment adviser to be comparable to that category), provided that the Portfolio will not purchase a second tier security with a remaining maturity greater than 45 days.
The Portfolio maintains certain minimum liquidity standards such that:
  the Portfolio may not purchase a security other than a security offering daily liquidity if, immediately after purchase, the Portfolio would have invested less than 10% of its total assets in securities offering daily liquidity (includes securities that mature or are subject to demand within one business day, cash or direct U.S. government obligations);
  the Portfolio may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the Portfolio would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct U.S. government obligations and government agency discount notes with remaining maturities of 60 days or less); and
  the Portfolio may not purchase an illiquid security if, immediately after purchase, the Portfolio would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the Portfolio).
Portfolio management may also adjust the Portfolio’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Please see “Investment Objective, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.

Active Investor Risk — A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover. The Fund permits short-term trading of its securities, which may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Credit Risk — A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt. The lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. A credit rating downgrade could hurt the fund’s performance and the fund’s share price could fall below $1.00. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Portfolio only buys high quality securities with minimal credit risk. The Portfolio primarily buys securities with remaining maturities of 397 days or less. This reduces the risk that the issuer’s creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation. Securities that rely on third party guarantees to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates.

For money market instruments that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases insuring money market instruments. Because guarantors may insure many types of debt obligations, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.

Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Others are supported only by the credit of that agency or instrumentality. For this latter group, if there is a potential or actual loss of principal and interest on these securities, the US government might provide financial support, but has no obligation to do so.

It is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Portfolio. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Debt Instrument Risk — The Portfolio may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date.

Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Portfolio may be required to reinvest the proceeds received at lower interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Portfolio to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued or guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. Because of the rising U.S. government debt burden, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Financial Services Industry Concentration Risk — Because the Portfolio may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

Foreign Investment Risk — The Portfolio may invest in money market instruments of foreign issuers that are denominated in U.S. dollars. Foreign investments involve certain special risks, such as unfavorable political and legal developments, limited financial information, regulatory risk and economic and financial instability.

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise. Conversely, any decline in interest rates is likely to cause the Portfolio’s yield to decline, and during periods of unusually low interest rates, the Portfolio’s yield may approach zero. The value of securities with longer maturities may fluctuate more in response to interest rate changes than the value of securities with shorter maturities. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.

Liquidity Risk — The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio securities can adversely affect the fund’s ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund’s ability to maintain a $1.00 share price.

Certain shareholders may from time to time own or control a significant percentage of the fund’s shares. These shareholders may include, for example, institutional investors and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders, or a high volume of redemption requests generally, may further increase the fund’s liquidity risk and may impact the fund’s ability to maintain a $1.00 share price.

Market Risk — The Portfolio is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

Master/Feeder Risk — While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large-scale redemptions by other feeder funds, if any, of their shares in the Portfolio could have adverse effects on the Fund, such as requiring the liquidation of a substantial portion of the Portfolio’s holdings at a time when it may be disadvantageous to do so. Also, other feeder funds of the Portfolio, if any, may have a greater ownership interest in the Portfolio than the Fund’s interest, and, therefore, could have effective voting control over the operation of the Portfolio.

Money Market Fund Risk — The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect ProFund Advisors to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Portfolio’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Portfolio and/or Fund may have a significant adverse effect on the share price of the Fund. See Master/Feeder Risk.

Money Market Regulatory Risk — In 2010, the SEC adopted amendments to then-existing money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all money market funds. In November 2012, the Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, proposed recommendations for money market fund reform. If the SEC were to adopt one or more of the FSOC proposed recommendations in the future, or if FSOC were to take other steps to establish similar regulations of money market funds in the future, such regulatory action may affect the fund’s operations and/or return potential.

Municipal Securities Risk — The Portfolio will be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt the Portfolio’s performance.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Prepayment and Extension Risk — When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Portfolio may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Portfolio’s income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early. In addition, issuers of lower interest debt obligations may have the right to pay off the debts later than expected, thus keeping the Portfolio’s assets tied up in lower interest debt obligations.

Security Selection Risk — While the Portfolio invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities selected will not perform as expected. This could cause the Portfolio’s yield to lag behind those of similar money market funds.

Please see “Investment Objective, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Investment Results
The bar chart below shows how the Fund’s investment results for Investor Class Shares have varied from year to year, and the table shows the Fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the Fund. Past results are not predictive of future results. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expenses waivers, the performance shown would have been lower. Updated information on the Fund’s results can be obtained by visiting ProFunds.com.

Best Quarter (ended 09/30/2007): 1.18%; Worst Quarter (ended 06/30/2011): 0.00%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns MONEY MARKET PROFUND	One Year	Five Years	Ten Years	Inception Date
Investor Class Shares	0.02%	0.43%	1.43%	Nov 17, 1997
Service Class Shares	0.02%	0.23%	0.95%	Nov 17, 1997

The 7-day yield (the income for the previous 7 days projected over a full year) for the Fund as of December 31, 2012 was 0.02% for Investor Class Shares and 0.02% for Service Class Shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
MONEY MARKET PROFUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Money Market ProFund

Important Information About the Fund
		An investment in Money Market ProFund (the “Fund”) is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share, there is no guarantee that the Fund will do so, and you could lose money by investing in this Fund. All money market instruments can change in value when interest rates or an issuer’s creditworthiness change.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income consistent with liquidity and preservation of capital.

The Fund is a feeder fund that currently invests substantially all of its assets in a master fund, the Cash Management Portfolio (the “Portfolio”), a separate registered investment company managed by Deutsche Investment Management Americas Inc. (“DIMA”) with an identical investment objective. The Portfolio may accept investments from other feeder funds. Each feeder fund bears the Portfolio’s expenses in proportion to its investments in the Portfolio. Each feeder fund can set its own fund-specific expenses, transaction minimums and other requirements.

		On April 25, 2001, shareholders of the Fund approved an investment advisory agreement with ProFund Advisors LLC (“ProFund Advisors” or “Advisor”) under which ProFund Advisors serves as investment adviser of the Fund. No fee is payable under the investment advisory agreement unless the master-feeder relationship with the Portfolio is terminated and ProFund Advisors directly invests the assets of the Fund. The Fund’s Trustees may withdraw its assets from the Portfolio if they believe doing so is in the Fund shareholders’ best interests.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example includes the combined expenses of the Fund and the Portfolio. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction costs associated with transacting in securities. These costs are not reflected in the example or the table above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective through a “master feeder” arrangement. The Fund invests substantially all of its assets in the Portfolio, a separate registered investment company managed by DIMA with an identical investment objective. The Portfolio invests in high quality, short-term, U.S. dollar-denominated money market instruments paying a fixed, variable or floating interest rate. These include:
  debt obligations issued by U.S. and foreign banks, financial institutions, corporations, municipalities or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. government securities. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security’s maturity.
  U.S. government securities that are issued or guaranteed by the U.S. Treasury, or by agencies or instrumentalities of the U.S. government.
  repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed upon price.
  asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on asset-backed securities generally consist of interest and/or principal.
Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of banks and other financial institutions that satisfy the Portfolio’s eligibility requirements. The Portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with portfolio management, a credit team at DIMA screens potential securities and develops a list of those that the Portfolio may buy. Portfolio management at DIMA, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.

The Portfolio maintains a dollar-weighted average maturity of (i) 60 days or less and (ii) 120 days or less determined without regard to interest rate readjustments. The Portfolio is managed according to certain guidelines of Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Generally, securities in the Portfolio are denominated in U.S. dollars and, at the time of purchase, have remaining maturities of 397 days (about 13 months) or less, or have maturity shortening features (such as interest rate readjustments and demand features) that have the effect of reducing their maturities to 397 days or less. The Portfolio buys securities that its investment adviser determines present minimal credit risks and at the time of purchase:
  have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (“NRSROs”) or one NRSRO if that NRSRO is the only NRSRO that rates such obligations; or
  have no short-term rating, but are deemed by the Portfolio’s investment adviser to be of comparable quality to a security that has received a rating in one of the two highest short-term categories; provided that, if the security has a long-term rating, it must be rated in one of the top three highest long-term rating categories by two NRSROs or one NRSRO if that NRSRO is the only NRSRO that rates such obligation; and
  do not result in the Portfolio holding more than 3% of its total assets in second tier securities (which are otherwise eligible securities that do not have the requisite ratings in the highest short-term rating category or if unrated, are not deemed by the Portfolio’s investment adviser to be comparable to that category), provided that the Portfolio will not purchase a second tier security with a remaining maturity greater than 45 days.
The Portfolio maintains certain minimum liquidity standards such that:
  the Portfolio may not purchase a security other than a security offering daily liquidity if, immediately after purchase, the Portfolio would have invested less than 10% of its total assets in securities offering daily liquidity (includes securities that mature or are subject to demand within one business day, cash or direct U.S. government obligations);
  the Portfolio may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the Portfolio would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct U.S. government obligations and government agency discount notes with remaining maturities of 60 days or less); and
  the Portfolio may not purchase an illiquid security if, immediately after purchase, the Portfolio would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the Portfolio).
Portfolio management may also adjust the Portfolio’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

		Please see “Investment Objective, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.

Active Investor Risk — A significant portion of assets invested in the Fund come from professional money managers and investors who use the Fund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover. The Fund permits short-term trading of its securities, which may result in additional costs for the Fund. In addition, large movements of assets into and out of the Fund may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Credit Risk — A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt. The lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. A credit rating downgrade could hurt the fund’s performance and the fund’s share price could fall below $1.00. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Portfolio only buys high quality securities with minimal credit risk. The Portfolio primarily buys securities with remaining maturities of 397 days or less. This reduces the risk that the issuer’s creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation. Securities that rely on third party guarantees to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates.

For money market instruments that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases insuring money market instruments. Because guarantors may insure many types of debt obligations, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.

Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Others are supported only by the credit of that agency or instrumentality. For this latter group, if there is a potential or actual loss of principal and interest on these securities, the US government might provide financial support, but has no obligation to do so.

It is possible that the US government may not be able to meet its financial obligations or that securities issued by the US government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Portfolio. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

Debt Instrument Risk — The Portfolio may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date.

Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Portfolio may be required to reinvest the proceeds received at lower interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Portfolio to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than securities issued or guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. Because of the rising U.S. government debt burden, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Financial Services Industry Concentration Risk — Because the Portfolio may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

Foreign Investment Risk — The Portfolio may invest in money market instruments of foreign issuers that are denominated in U.S. dollars. Foreign investments involve certain special risks, such as unfavorable political and legal developments, limited financial information, regulatory risk and economic and financial instability.

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise. Conversely, any decline in interest rates is likely to cause the Portfolio’s yield to decline, and during periods of unusually low interest rates, the Portfolio’s yield may approach zero. The value of securities with longer maturities may fluctuate more in response to interest rate changes than the value of securities with shorter maturities. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which would result in a net loss of purchasing power for long-term investors.

Liquidity Risk — The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there are no willing buyers and an instrument cannot be readily sold at a desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio securities can adversely affect the fund’s ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. Unusual market conditions, an unusually high volume of redemption requests or other similar conditions could cause the fund to be unable to pay redemption proceeds within a short period of time. If the fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the fund’s ability to maintain a $1.00 share price.

Certain shareholders may from time to time own or control a significant percentage of the fund’s shares. These shareholders may include, for example, institutional investors and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders, or a high volume of redemption requests generally, may further increase the fund’s liquidity risk and may impact the fund’s ability to maintain a $1.00 share price.

Market Risk — The Portfolio is subject to market risks that will affect the value of its shares, including adverse issuer, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.

Master/Feeder Risk — While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large-scale redemptions by other feeder funds, if any, of their shares in the Portfolio could have adverse effects on the Fund, such as requiring the liquidation of a substantial portion of the Portfolio’s holdings at a time when it may be disadvantageous to do so. Also, other feeder funds of the Portfolio, if any, may have a greater ownership interest in the Portfolio than the Fund’s interest, and, therefore, could have effective voting control over the operation of the Portfolio.

Money Market Fund Risk — The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect ProFund Advisors to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Portfolio’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Portfolio and/or Fund may have a significant adverse effect on the share price of the Fund. See Master/Feeder Risk.

Money Market Regulatory Risk — In 2010, the SEC adopted amendments to then-existing money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all money market funds. In November 2012, the Financial Stability Oversight Council (FSOC), a board of U.S. regulators established by the Dodd-Frank Act, proposed recommendations for money market fund reform. If the SEC were to adopt one or more of the FSOC proposed recommendations in the future, or if FSOC were to take other steps to establish similar regulations of money market funds in the future, such regulatory action may affect the fund’s operations and/or return potential.

Municipal Securities Risk — The Portfolio will be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt the Portfolio’s performance.

Portfolio Turnover Risk — The Fund’s strategy typically involves high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

Prepayment and Extension Risk — When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high-yielding bond before it comes due, the Portfolio may have to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Portfolio’s income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early. In addition, issuers of lower interest debt obligations may have the right to pay off the debts later than expected, thus keeping the Portfolio’s assets tied up in lower interest debt obligations.

Security Selection Risk — While the Portfolio invests in short-term securities, which by nature should be relatively stable investments, the risk remains that the securities selected will not perform as expected. This could cause the Portfolio’s yield to lag behind those of similar money market funds.

		Please see “Investment Objective, Principal Investment Strategies and Related Risks” in the Fund’s full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk — The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect ProFund Advisors to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Portfolio’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Portfolio and/or Fund may have a significant adverse effect on the share price of the Fund. See Master/Feeder Risk.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results for Investor Class Shares have varied from year to year, and the table shows the Fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the Fund. Past results are not predictive of future results. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expenses waivers, the performance shown would have been lower. Updated information on the Fund’s results can be obtained by visiting ProFunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results for Investor Class Shares have varied from year to year, and the table shows the Fund’s average annual total returns for various periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ProFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 09/30/2007): 1.18%; Worst Quarter (ended 06/30/2011): 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The 7-day yield (the income for the previous 7 days projected over a full year) for the Fund as of December 31, 2012 was 0.02% for Investor Class Shares and 0.02% for Service Class Shares.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield (the income for the previous 7 days projected over a full year) for the Fund as of December 31, 2012
MONEY MARKET PROFUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.13%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.83%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[1],[2]
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
2003	rr_AnnualReturn2003	0.31%
2004	rr_AnnualReturn2004	0.61%
2005	rr_AnnualReturn2005	2.46%
2006	rr_AnnualReturn2006	4.25%
2007	rr_AnnualReturn2007	4.63%
2008	rr_AnnualReturn2008	2.08%
2009	rr_AnnualReturn2009	0.05%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.02%
2012	rr_AnnualReturn2012	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.02%
Five Years	rr_AverageAnnualReturnYear05	0.43%
Ten Years	rr_AverageAnnualReturnYear10	1.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 1997
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%
MONEY MARKET PROFUND | Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Wire Fee	rr_ShareholderFeeOther	10
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.13%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.83%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%	[1],[2]
1 Year	rr_ExpenseExampleYear01	199
3 Years	rr_ExpenseExampleYear03	615
5 Years	rr_ExpenseExampleYear05	1,057
10 Years	rr_ExpenseExampleYear10	2,285
One Year	rr_AverageAnnualReturnYear01	0.02%
Five Years	rr_AverageAnnualReturnYear05	0.23%
Ten Years	rr_AverageAnnualReturnYear10	0.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 1997
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%

[1]	Reflects the expenses of both the Fund and the Portfolio.
[2]	The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the Fund and/or one or more classes of shares of the Fund at a certain level as determined by the Advisor. The Advisor may recoup from the Fund any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the Fund's future yield.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROFUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2013